UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23029

Principal Exchange-Traded Funds

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50309

(Address of principal executive offices) (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	June 30, 2025

Date of reporting period:	December 31, 2024

ITEM 1 – REPORT TO STOCKHOLDERS

(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

YLD

Principal Active High Yield ETF

Principal U.S. Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report

December 31, 2024

This semi-annual shareholder report contains important information about Principal Active High Yield ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Active High Yield ETF	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets$267,864,685
  Total Number of Portfolio Holdings133
  Portfolio Turnover Rate24.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	89.39%
Senior Floating Rate Interests	8.07%
Investment Companies	6.71%
Other Assets and Liabilities	(4.17)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Consumer, Non-cyclical	19.62%
Financial	16.18%
Consumer, Cyclical	15.09%
Energy	10.64%
Basic Materials	9.82%
Industrial	7.57%
Communications	7.38%
Utilities	6.93%
Money Market Funds	6.71%
Technology	4.23%
Other Assets and Liabilities	(4.17)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

ETF3SAR-0

PSET

Principal Quality ETF

Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report

December 31, 2024

This semi-annual shareholder report contains important information about Principal Quality ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Quality ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets$58,636,285
  Total Number of Portfolio Holdings74
  Portfolio Turnover Rate0.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.83%
Investment Companies	0.13%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	42.72%
Industrial	16.60%
Consumer, Non-cyclical	15.12%
Communications	13.24%
Consumer, Cyclical	8.09%
Basic Materials	1.98%
Financial	1.28%
Energy	0.80%
Money Market Funds	0.13%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

ETF6SAR-0

PY

Principal Value ETF

Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report

December 31, 2024

This semi-annual shareholder report contains important information about Principal Value ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Value ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets$80,685,201
  Total Number of Portfolio Holdings105
  Portfolio Turnover Rate38.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.68%
Investment Companies	0.16%
Other Assets and Liabilities	0.16%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	28.09%
Technology	21.48%
Industrial	12.83%
Consumer, Non-cyclical	11.45%
Energy	10.99%
Consumer, Cyclical	7.89%
Basic Materials	4.30%
Communications	2.65%
Money Market Funds	0.16%
Other Assets and Liabilities	0.16%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

ETF5SAR-0

PREF

Principal Spectrum Preferred Securities Active ETF

Principal U.S. Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report

December 31, 2024

This semi-annual shareholder report contains important information about Principal Spectrum Preferred Securities Active ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Spectrum Preferred Securities Active ETF	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets$1,055,821,824
  Total Number of Portfolio Holdings117
  Portfolio Turnover Rate7.8%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	97.00%
Investment Companies	3.50%
Other Assets and Liabilities	(0.50)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	77.68%
Utilities	11.87%
Energy	7.38%
Money Market Funds	3.50%
Government	0.07%
Other Assets and Liabilities	(0.50)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

ETF11SAR-0

PSC

Principal U.S. Small-Cap ETF

Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report

December 31, 2024

This semi-annual shareholder report contains important information about Principal U.S. Small-Cap ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal U.S. Small-Cap ETF	$20	0.38%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets$728,244,420
  Total Number of Portfolio Holdings502
  Portfolio Turnover Rate34.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.73%
Investment Companies	0.57%
Other Assets and Liabilities	(0.30)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	23.28%
Consumer, Non-cyclical	22.56%
Industrial	17.82%
Consumer, Cyclical	11.82%
Technology	9.21%
Energy	4.71%
Communications	4.38%
Basic Materials	3.15%
Utilities	2.80%
Money Market Funds	0.57%
Other Assets and Liabilities	(0.30)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

ETF9SAR-0

USMC

Principal U.S. Mega-Cap ETF

Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report

December 31, 2024

This semi-annual shareholder report contains important information about Principal U.S. Mega-Cap ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal U.S. Mega-Cap ETF	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets$2,563,960,209
  Total Number of Portfolio Holdings26
  Portfolio Turnover Rate27.9%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.82%
Investment Companies	0.16%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	24.40%
Financial	21.92%
Communications	18.34%
Consumer, Non-cyclical	17.69%
Consumer, Cyclical	13.33%
Energy	4.14%
Money Market Funds	0.16%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

ETF16SAR-0

BCHP

Principal Focused Blue Chip ETF

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report

December 31, 2024

This semi-annual shareholder report contains important information about Principal Focused Blue Chip ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Focused Blue Chip ETF	$30	0.58%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets$89,785,854
  Total Number of Portfolio Holdings24
  Portfolio Turnover Rate12.4%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.80%
Investment Companies	0.36%
Other Assets and Liabilities	(0.16)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Communications	31.52%
Financial	24.59%
Technology	23.19%
Consumer, Non-cyclical	8.30%
Consumer, Cyclical	7.63%
Industrial	4.57%
Money Market Funds	0.36%
Other Assets and Liabilities	(0.16)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

ETF34SAR-0

IG

Principal Investment Grade Corporate Active ETF

Principal U.S. Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report

December 31, 2024

This semi-annual shareholder report contains important information about Principal Investment Grade Corporate Active ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Investment Grade Corporate Active ETF	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets$91,597,125
  Total Number of Portfolio Holdings206
  Portfolio Turnover Rate39.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	97.83%
Investment Companies	1.62%
Other Assets and LiabilitiesFootnote Reference*	0.55%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	38.70%
Utilities	13.08%
Consumer, Non-cyclical	9.60%
Technology	8.50%
Energy	7.63%
Industrial	6.53%
Communications	6.09%
Consumer, Cyclical	5.36%
Basic Materials	2.34%
Money Market Funds	1.62%
Other Assets and LiabilitiesFootnote Reference*	0.55%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

ETF17SAR-0

PQDI

Principal Spectrum Tax-Advantaged Dividend Active ETF

Principal U.S. Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report

December 31, 2024

This semi-annual shareholder report contains important information about Principal Spectrum Tax-Advantaged Dividend Active ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Spectrum Tax-Advantaged Dividend Active ETF	$31	0.60%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets$35,908,055
  Total Number of Portfolio Holdings60
  Portfolio Turnover Rate10.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	90.59%
Preferred Stocks	7.20%
Investment Companies	1.37%
Other Assets and Liabilities	0.84%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	90.83%
Utilities	2.97%
Energy	2.47%
Communications	1.52%
Money Market Funds	1.37%
Other Assets and Liabilities	0.84%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

ETF26SAR-0

BYRE

Principal Real Estate Active Opportunities ETF

Principal U.S. Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report

December 31, 2024

This semi-annual shareholder report contains important information about Principal Real Estate Active Opportunities ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Real Estate Active Opportunities ETF	$33	0.63%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets$11,773,152
  Total Number of Portfolio Holdings24
  Portfolio Turnover Rate17.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.43%
Investment Companies	1.19%
Other Assets and Liabilities	0.38%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	96.90%
Consumer, Cyclical	1.53%
Money Market Funds	1.19%
Other Assets and Liabilities	0.38%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

ETF31SAR-0

PIEQ

Principal International Equity ETF

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report

December 31, 2024

This semi-annual shareholder report contains important information about Principal International Equity ETF (the "Fund") for the period of November 5, 2024 to December 31, 2024. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal International Equity ETF	$7Footnote Reference*	0.48%Footnote Reference†
Footnote	Description
Footnote*	Expenses are for the period from November 5, 2024, date operations commenced, through December 31, 2024. Expenses for the full reporting period would be higher.
Footnote†	Computed on an annualized basis.

Fund Statistics

  Net Assets$39,661,336
  Total Number of Portfolio Holdings32
  Portfolio Turnover Rate3.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.04%
Investment Companies	1.95%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	19.59%
United States	13.23%
Japan	11.52%
Canada	8.49%
Germany	8.30%
China	6.82%
France	6.71%
Ireland	4.12%
Netherlands	3.93%
Taiwan	3.72%
South Korea	3.23%
Greece	2.91%
Hong Kong	2.84%
Italy	2.63%
Other LocationsFootnote Reference*	1.95%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

ETF35SAR-0

(b) Not applicable.

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to semi-annual reports.

ITEM 6 – INVESTMENTS

Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) Financial Statements

(b) Financial Highlights

Principal Exchange-Traded Funds
Semi-Annual
Financial Statements
and Additional Information
December 31, 2024

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee
Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 20
Schedules of Investments 33
Financial Highlights (Includes performance information) 61
Unaudited Supplemental Information 72
Changes in and Disagreements with Accountants (N-CSR Item 8) 73
Proxy Disclosures (N-CSR Item 9) 74
Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) 75
Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11) 76

See accompanying notes.
Statements of Assets and Liabilities
Principal Exchange-Traded Funds
December 31, 2024 (unaudited)
Principal Active
High Yield ETF
Principal Focused
Blue Chip ETF
Principal
International Equity
ETF
Investment in securities - at cost .................................................. $ 266,845,974 $ 78,469,529 $ 40,358,677
Investment in affiliated funds - at cost ............................................. $ 11,016,690 $ — $ —
Foreign currency - at cost ........................................................ $ — $ — $ 1,777
Assets
Investment in securities - at value ................................................... $ 268,017,497
(a)
$ 89,930,520 $ 39,655,831
Investment in affiliated funds - at value .............................................. 11,016,690 — —
Foreign currency - at value ........................................................ — — 1,774
Receivables:
Dividends and interest ........................................................ 4,727,659 7,198 19,955
Securities lending income ..................................................... 14,322 98 —
Investment securities sold ..................................................... 37,104 252,692 —
Fund shares sold ............................................................ 956,554 — —
Total Assets 284,769,826 90,190,508 39,677,560
Liabilities
Cash overdraft .................................................................. 5,304 — —
Accrued management and investment advisory fees .................................... 87,261 44,604 16,221
Payables: – – –
Investment securities purchased ................................................ 5,795,886 360,050 3
Collateral obligation on securities loaned - at value ..................................... 11,016,690 — —
Total Liabilities 16,905,141 404,654 16,224
Net Assets Applicable to Outstanding Shares ........................................ $ 267,864,685 $ 89,785,854 $ 39,661,336
0 .00%! 0 .00%! 0 .00%!
Net Assets Consist of:
Capital shares and additional paid-in-capital .......................................... $ 284,460,109 $ 78,225,546 $ 40,406,094
Total distributable earnings (accumulated loss) ........................................ (16,595,424) 11,560,308 (744,758)
Total Net Assets $ 267,864,685 $ 89,785,854 $ 39,661,336
Net Asset Value Per Share:
Net assets .................................................................. $ 267,864,685 $ 89,785,854 $ 39,661,336
Shares issued and outstanding .................................................. 14,000,000 2,640,001 1,640,001
Net asset value per share ...................................................... $ 19 .13 $ 34 .01 $ 24 .18
(a)
Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.

See accompanying notes.
Statements of Assets and Liabilities
Principal Exchange-Traded Funds
December 31, 2024 (unaudited)
Principal Investment
Grade Corporate
Active ETF
Principal Quality
ETF
Principal Real
Estate Active
Opportunities ETF
Investment in securities - at cost .................................................. $ 91,545,658 $ 49,882,392 $ 11,208,853
Investment in affiliated funds - at cost ............................................. $ 800,320 $ — $ —
Assets
Investment in securities - at value ................................................... $ 90,296,791
(a)
$ 58,614,172 $ 11,728,438
Investment in affiliated funds - at value .............................................. 800,320 — —
Deposits with counterparty ........................................................ 87,620 — —
Receivables:
Dividends and interest ........................................................ 1,218,710 29,768 66,364
Securities lending income ..................................................... 104 — —
Investment securities sold ..................................................... — — 98,795
Variation margin on financial derivative instruments ................................ 8,564 — —
Total Assets 92,412,109 58,643,940 11,893,597
Liabilities
Accrued management and investment advisory fees .................................... 14,664 7,655 6,180
Payables: – – –
Investment securities purchased ................................................ — — 114,265
Collateral obligation on securities loaned - at value ..................................... 800,320 — —
Total Liabilities 814,984 7,655 120,445
Net Assets Applicable to Outstanding Shares ........................................ $ 91,597,125 $ 58,636,285 $ 11,773,152
0 .00%! 0 .00%! 0 .00%!
Net Assets Consist of:
Capital shares and additional paid-in-capital .......................................... $ 112,422,086 $ 59,825,360 $ 11,407,783
Total distributable earnings (accumulated loss) ........................................ (20,824,961) (1,189,075) 365,369
Total Net Assets $ 91,597,125 $ 58,636,285 $ 11,773,152
Net Asset Value Per Share:
Net assets .................................................................. $ 91,597,125 $ 58,636,285 $ 11,773,152
Shares issued and outstanding .................................................. 4,500,001 820,001 480,001
Net asset value per share ...................................................... $ 20 .35 $ 71 .51 $ 24 .53
(a)
Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.

See accompanying notes.
Statements of Assets and Liabilities
Principal Exchange-Traded Funds
December 31, 2024 (unaudited)
Principal Spectrum
Preferred Securities
Active ETF
Principal Spectrum
Tax-Advantaged
Dividend Active ETF
Principal U.S. Mega-
Cap ETF
Investment in securities - at cost .................................................. $ 1,005,576,857 $ 35,254,240 $ 1,947,389,308
Investment in affiliated funds - at cost ............................................. $ 15,853,593 $ — $ —
Assets
Investment in securities - at value ................................................... $ 1,045,229,432
(a)
$ 35,606,799 $ 2,563,519,431
Investment in affiliated funds - at value .............................................. 15,853,593 — —
Deposits with counterparty ........................................................ — 27,210 —
Receivables:
Dividends and interest ........................................................ 11,076,213 292,064 709,131
Securities lending income ..................................................... 2,150 — —
Fund shares sold ............................................................ — — 1,196,417
Expense reimbursement from Advisor ........................................... — — 67,263
Total Assets 1,072,161,388 35,926,073 2,565,492,242
Liabilities
Accrued management and investment advisory fees .................................... 485,971 18,018 336,314
Payables: – – –
Investment securities purchased ................................................ — — 1,195,719
Collateral obligation on securities loaned - at value ..................................... 15,853,593 — —
Total Liabilities 16,339,564 18,018 1,532,033
Net Assets Applicable to Outstanding Shares ........................................ $ 1,055,821,824 $ 35,908,055 $ 2,563,960,209
0 .00%! 0 .00%! 0 .00%!
Net Assets Consist of:
Capital shares and additional paid-in-capital .......................................... $ 1,042,535,007 $ 37,178,358 $ 1,804,791,926
Total distributable earnings (accumulated loss) ........................................ 13,286,817 (1,270,303) 759,168,283
Total Net Assets $ 1,055,821,824 $ 35,908,055 $ 2,563,960,209
Net Asset Value Per Share:
Net assets .................................................................. $ 1,055,821,824 $ 35,908,055 $ 2,563,960,209
Shares issued and outstanding .................................................. 56,900,005 1,900,001 42,860,001
Net asset value per share ...................................................... $ 18 .56 $ 18 .90 $ 59 .82
(a)
Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.

See accompanying notes.
Statements of Assets and Liabilities
Principal Exchange-Traded Funds
December 31, 2024 (unaudited)
Principal U.S. Small-
Cap ETF Principal Value ETF
Investment in securities - at cost ....................................................................... $ 688,065,371 $ 74,800,616
Investment in affiliated funds - at cost .................................................................. $ 2,593,049 $ —
Assets
Investment in securities - at value ........................................................................ $ 727,850,308
(a)
$ 80,552,894
Investment in affiliated funds - at value ................................................................... 2,593,049 —
Receivables:
Dividends and interest ............................................................................. 613,816 142,768
Securities lending income .......................................................................... 2,751 —
Investment securities sold .......................................................................... 596 —
Fund shares sold ................................................................................. 4,096,953 —
Total Assets 735,157,473 80,695,662
Liabilities
Accrued management and investment advisory fees ......................................................... 235,939 10,461
Payables: – –
Investment securities purchased ..................................................................... 4,084,065 —
Collateral obligation on securities loaned - at value .......................................................... 2,593,049 —
Total Liabilities 6,913,053 10,461
Net Assets Applicable to Outstanding Shares ............................................................. $ 728,244,420 $ 80,685,201
0 .00%! 0 .00%!
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................................... $ 810,054,276 $ 96,722,890
Total distributable earnings (accumulated loss) ............................................................. (81,809,856) (16,037,689)
Total Net Assets $ 728,244,420 $ 80,685,201
Net Asset Value Per Share:
Net assets ....................................................................................... $ 728,244,420 $ 80,685,201
Shares issued and outstanding ....................................................................... 14,220,001 1,630,001
Net asset value per share ........................................................................... $ 51 .21 $ 49 .50
(a)
Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.

See accompanying notes.
Statements of Operations
Principal Exchange-Traded Funds
Six Months Ended December 31, 2024 (unaudited)
–
Principal Active
High Yield ETF
Principal Focused
Blue Chip ETF
Principal
International Equity
ETF
(a)
Net Investment Income (Loss)
Income:
Dividends ........................................................... $ 260,760 $ 362,190 $ 55,962
Withholding tax ....................................................... (1,074) (2,004) (4,648)
Interest ............................................................ 8,770,141 — —
Securities lending - net .................................................. 61,047 146 —
Total Income 9,090,874 360,332 51,314
Expenses:
Management and investment advisory fees ................................... 461,544 224,952 20,589
Total Expenses 461,544 224,952 20,589
Net Investment Income (Loss) 8,629,330 135,380 30,725
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment transactions ................................................. 879,100 725,979 (22,806)
In-kind redemptions .................................................... 292,253 — —
Foreign currency transactions ............................................. — — (9,840)
Net change in unrealized appreciation (depreciation) of:
Investments ......................................................... 992,860 4,990,523 (702,846)
Translation of assets and liabilities in foreign currencies .......................... — — 10
Net Realized and Unrealized Gain (Loss) 2,164,213 5,716,502 (735,482)
Net Increase (Decrease) in Net Assets Resulting from Operations $ 10,793,543 $ 5,851,882 $ (704,757)
– %! – %! – %!
(a)
Period from November 5, 2024, date operations commenced, through December 31, 2024.

See accompanying notes.
Statements of Operations
Principal Exchange-Traded Funds
Six Months Ended December 31, 2024 (unaudited)
–
Principal Investment
Grade Corporate
Active ETF
Principal Quality
ETF
Principal Real
Estate Active
Opportunities ETF
Net Investment Income (Loss)
Income:
Dividends ........................................................... $ 30,354 $ 233,387 $ 222,091
Interest ............................................................ 2,260,356 — —
Securities lending - net .................................................. 867 — —
Total Income 2,291,577 233,387 222,091
Expenses:
Management and investment advisory fees ................................... 83,667 42,732 38,124
Total Expenses 83,667 42,732 38,124
Net Investment Income (Loss) 2,207,910 190,655 183,967
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment transactions ................................................. 165,124 219 (6,006)
Futures contracts ...................................................... (62,060) — —
Net change in unrealized appreciation (depreciation) of:
Investments ......................................................... (136,507) 2,711,585 471,140
Futures contracts ...................................................... (68,734) — —
Net Realized and Unrealized Gain (Loss) (102,177) 2,711,804 465,134
Net Increase (Decrease) in Net Assets Resulting from Operations $ 2,105,733 $ 2,902,459 $ 649,101
– %! – %! – %!

See accompanying notes.
Statements of Operations
Principal Exchange-Traded Funds
Six Months Ended December 31, 2024 (unaudited)
–
Principal Spectrum
Preferred Securities
Active ETF
Principal Spectrum
Tax-Advantaged
Dividend Active ETF
Principal U.S. Mega-
Cap ETF
Net Investment Income (Loss)
Income:
Dividends ........................................................... $ 419,258 $ 87,373 $ 15,007,715
Interest ............................................................ 24,551,520 838,610 —
Securities lending - net .................................................. 17,076 — —
Total Income 24,987,854 925,983 15,007,715
Expenses:
Management and investment advisory fees ................................... 2,689,041 103,708 1,904,502
Total Gross Expenses 2,689,041 103,708 1,904,502
Less: Reimbursement from Advisor ............................................ — — (380,900)
Total Net Expenses 2,689,041 103,708 1,523,602
Net Investment Income (Loss) 22,298,813 822,275 13,484,113
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment transactions ................................................. 894,833 146,619 (26,681,471)
In-kind redemptions .................................................... — — 262,952,440
Net change in unrealized appreciation (depreciation) of:
Investments ......................................................... 19,640,575 503,347 16,565,754
Net Realized and Unrealized Gain (Loss) 20,535,408 649,966 252,836,723
Net Increase (Decrease) in Net Assets Resulting from Operations $ 42,834,221 $ 1,472,241 $ 266,320,836
– %! – %! – %!

See accompanying notes.
Statements of Operations
Principal Exchange-Traded Funds
Six Months Ended December 31, 2024 (unaudited)
–
Principal U.S. Small-
Cap ETF Principal Value ETF
Net Investment Income (Loss)
Income:
Dividends .............................................................................. $ 5,764,329 $ 929,115
Withholding tax .......................................................................... (13,919) —
Securities lending - net ..................................................................... 11,025 —
Income tax benefit — 2,455
Total Income 5,761,435 931,570
Expenses:
Management and investment advisory fees ...................................................... 1,265,753 57,271
Total Expenses 1,265,753 57,271
Net Investment Income (Loss) 4,495,682 874,299
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment transactions .................................................................... (3,954,269) 1,139,590
In-kind redemptions ....................................................................... 42,670,909 5,793,388
Net change in unrealized appreciation (depreciation) of:
Investments ............................................................................ (3,392,541) (1,215,973)
Net Realized and Unrealized Gain (Loss) 35,324,099 5,717,005
Net Increase (Decrease) in Net Assets Resulting from Operations $ 39,819,781 $ 6,591,304
– %! – %!

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)
Principal Active High Yield ETF
Period Ended
December 31, 2024
Year Ended
June 30, 2024
Operations
Net investment income (loss) ...................................................................... $ 8,629,330 $ 10,092,393
Net realized gain (loss) ........................................................................... 1,171,353 (1,573,051)
Net change in unrealized appreciation (depreciation) ...................................................... 992,860 7,374,240
Net Increase (Decrease) in Net Assets Resulting from Operations 10,793,543 15,893,582
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (10,067,833) (9,781,816)
Total Dividends and Distributions (10,067,833) (9,781,816)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 54,147,721 101,785,431
Total Increase (Decrease) in Net Assets 54,873,431 107,897,197
Net Assets
Beginning of period ............................................................................. 212,991,254 105,094,057
End of period .................................................................................. $ 267,864,685 $ 212,991,254
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 60,795,365 $ 103,668,643
Redeemed ................................................................................. (6,647,644) (1,883,212)
Net Increase (Decrease) $ 54,147,721 $ 101,785,431
Shares:
Sold ..................................................................................... 3,150,000 5,550,000
Redeemed ................................................................................. (350,000) (100,000)
Net Increase (Decrease) 2,800,000 5,450,000

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)
Principal Focused Blue Chip ETF
Period Ended
December 31, 2024
Period Ended
June 30, 2024
(a)
Operations
Net investment income (loss) ...................................................................... $ 135,380 $ 49,583
Net realized gain (loss) ........................................................................... 725,979 1,763,858
Net change in unrealized appreciation (depreciation) ...................................................... 4,990,523 6,470,468
Net Increase (Decrease) in Net Assets Resulting from Operations 5,851,882 8,283,909
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (905,324) (56,457)
Total Dividends and Distributions (905,324) (56,457)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 37,295,307 39,316,537
Total Increase (Decrease) in Net Assets 42,241,865 47,543,989
Net Assets
Beginning of period ............................................................................. 47,543,989 —
End of period .................................................................................. $ 89,785,854 $ 47,543,989
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 37,295,307 $ 54,025,241
Redeemed ................................................................................. — (14,708,704)
Net Increase (Decrease) $ 37,295,307 $ 39,316,537
Shares:
Sold ..................................................................................... 1,160,000 2,020,001
Redeemed ................................................................................. — (540,000)
Net Increase (Decrease) 1,160,000 1,480,001
(a)
Period from July 12, 2023, date operations commenced, through June 30, 2024.

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)
Principal
International
Equity ETF
Period Ended
December 31,
2024
(a)
Operations
Net investment income (loss) ....................................................................................... $ 30,725
Net realized gain (loss) ............................................................................................ (32,646)
Net change in unrealized appreciation (depreciation) ....................................................................... (702,836)
Net Increase (Decrease) in Net Assets Resulting from Operations (704,757)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................................. (40,001)
Total Dividends and Distributions (40,001)
Capital Share Transactions
Net increase (decrease) in capital share transactions ....................................................................... 40,406,094
Total Increase (Decrease) in Net Assets 39,661,336
Net Assets
Beginning of period .............................................................................................. —
End of period ................................................................................................... $ 39,661,336
Capital Share Transactions:
Dollars:
Sold ...................................................................................................... $ 40,406,094
Redeemed .................................................................................................. —
Net Increase (Decrease) $ 40,406,094
Shares:
Sold ...................................................................................................... 1,640,001
Redeemed .................................................................................................. —
Net Increase (Decrease) 1,640,001
(a)
Period from November 5, 2024, date operations commenced, through December 31, 2024.

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)
Principal Investment Grade Corporate
Active ETF
Period Ended
December 31, 2024
Year Ended
June 30, 2024
Operations
Net investment income (loss) ...................................................................... $ 2,207,910 $ 3,339,489
Net realized gain (loss) ........................................................................... 103,064 (1,289,396)
Net change in unrealized appreciation (depreciation) ...................................................... (205,241) 1,432,016
Net Increase (Decrease) in Net Assets Resulting from Operations 2,105,733 3,482,109
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (2,615,652) (3,265,121)
Total Dividends and Distributions (2,615,652) (3,265,121)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 11,481,193 33,234,667
Total Increase (Decrease) in Net Assets 10,971,274 33,451,655
Net Assets
Beginning of period ............................................................................. 80,625,851 47,174,196
End of period .................................................................................. $ 91,597,125 $ 80,625,851
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 11,481,193 $ 33,234,667
Redeemed ................................................................................. — —
Net Increase (Decrease) $ 11,481,193 $ 33,234,667
Shares:
Sold ..................................................................................... 550,000 1,650,000
Redeemed ................................................................................. — —
Net Increase (Decrease) 550,000 1,650,000

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)
Principal Quality ETF
Period Ended
December 31, 2024
Year Ended
June 30, 2024
Operations
Net investment income (loss) ...................................................................... $ 190,655 $ 366,784
Net realized gain (loss) ........................................................................... 219 5,367,627
Net change in unrealized appreciation (depreciation) ...................................................... 2,711,585 2,320,354
Net Increase (Decrease) in Net Assets Resulting from Operations 2,902,459 8,054,765
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (276,206) (365,717)
Total Dividends and Distributions (276,206) (365,717)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 2,788,690 8,836,615
Total Increase (Decrease) in Net Assets 5,414,943 16,525,663
Net Assets
Beginning of period ............................................................................. 53,221,342 36,695,679
End of period .................................................................................. $ 58,636,285 $ 53,221,342
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 2,788,690 $ 26,799,652
Redeemed ................................................................................. — (17,963,037)
Net Increase (Decrease) $ 2,788,690 $ 8,836,615
Shares:
Sold ..................................................................................... 40,000 450,000
Redeemed ................................................................................. — (320,000)
Net Increase (Decrease) 40,000 130,000

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)
Principal Real Estate Active
Opportunities ETF
Period Ended
December 31, 2024
Year Ended
June 30, 2024
Operations
Net investment income (loss) ...................................................................... $ 183,967 $ 208,643
Net realized gain (loss) ........................................................................... (6,006) 42,815
Net change in unrealized appreciation (depreciation) ...................................................... 471,140 519,664
Net Increase (Decrease) in Net Assets Resulting from Operations 649,101 771,122
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (207,248) (185,133)
Total Dividends and Distributions (207,248) (185,133)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 1,036,053 4,266,169
Total Increase (Decrease) in Net Assets 1,477,906 4,852,158
Net Assets
Beginning of period ............................................................................. 10,295,246 5,443,088
End of period .................................................................................. $ 11,773,152 $ 10,295,246
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 1,036,053 $ 6,042,999
Redeemed ................................................................................. — (1,776,830)
Net Increase (Decrease) $ 1,036,053 $ 4,266,169
Shares:
Sold ..................................................................................... 40,000 280,000
Redeemed ................................................................................. — (80,000)
Net Increase (Decrease) 40,000 200,000

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)
Principal Spectrum Preferred Securities
Active ETF
Period Ended
December 31, 2024
Year Ended
June 30, 2024
Operations
Net investment income (loss) ...................................................................... $ 22,298,813 $ 33,957,561
Net realized gain (loss) ........................................................................... 894,833 (225,877)
Net change in unrealized appreciation (depreciation) ...................................................... 19,640,575 64,353,416
Net Increase (Decrease) in Net Assets Resulting from Operations 42,834,221 98,085,100
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (26,658,510) (35,097,696)
Total Dividends and Distributions (26,658,510) (35,097,696)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 134,793,970 265,878,510
Total Increase (Decrease) in Net Assets 150,969,681 328,865,914
Net Assets
Beginning of period ............................................................................. 904,852,143 575,986,229
End of period .................................................................................. $ 1,055,821,824 $ 904,852,143
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 134,793,970 $ 265,878,510
Redeemed ................................................................................. — —
Net Increase (Decrease) $ 134,793,970 $ 265,878,510
Shares:
Sold ..................................................................................... 7,250,000 15,500,000
Redeemed ................................................................................. — —
Net Increase (Decrease) 7,250,000 15,500,000

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)
Principal Spectrum Tax-Advantaged
Dividend Active ETF
Period Ended
December 31, 2024
Year Ended
June 30, 2024
Operations
Net investment income (loss) ...................................................................... $ 822,275 $ 1,034,701
Net realized gain (loss) ........................................................................... 146,619 (93,135)
Net change in unrealized appreciation (depreciation) ...................................................... 503,347 1,581,675
Net Increase (Decrease) in Net Assets Resulting from Operations 1,472,241 2,523,241
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (1,008,766) (1,128,933)
Total Dividends and Distributions (1,008,766) (1,128,933)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 11,213,455 2,755,468
Total Increase (Decrease) in Net Assets 11,676,930 4,149,776
Net Assets
Beginning of period ............................................................................. 24,231,125 20,081,349
End of period .................................................................................. $ 35,908,055 $ 24,231,125
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 13,110,523 $ 2,755,468
Redeemed ................................................................................. (1,897,068) —
Net Increase (Decrease) $ 11,213,455 $ 2,755,468
Shares:
Sold ..................................................................................... 700,000 150,000
Redeemed ................................................................................. (100,000) —
Net Increase (Decrease) 600,000 150,000

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)
Principal U.S. Mega-Cap ETF
Period Ended
December 31, 2024
Year Ended
June 30, 2024
Operations
Net investment income (loss) ...................................................................... $ 13,484,113 $ 26,849,465
Net realized gain (loss) ........................................................................... 236,270,969 60,219,185
Net change in unrealized appreciation (depreciation) ...................................................... 16,565,754 398,405,905
Net Increase (Decrease) in Net Assets Resulting from Operations 266,320,836 485,474,555
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (20,619,166) (24,799,821)
Total Dividends and Distributions (20,619,166) (24,799,821)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... (122,441,107) 516,171,391
Total Increase (Decrease) in Net Assets 123,260,563 976,846,125
Net Assets
Beginning of period ............................................................................. 2,440,699,646 1,463,853,521
End of period .................................................................................. $ 2,563,960,209 $ 2,440,699,646
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 698,306,293 $ 680,910,849
Redeemed ................................................................................. (820,747,400) (164,739,458)
Net Increase (Decrease) $ (122,441,107) $ 516,171,391
Shares:
Sold ..................................................................................... 12,440,000 14,930,000
Redeemed ................................................................................. (14,680,000) (3,330,000)
Net Increase (Decrease) (2,240,000) 11,600,000

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)
Principal U.S. Small-Cap ETF
Period Ended
December 31, 2024
Year Ended
June 30, 2024
Operations
Net investment income (loss) ...................................................................... $ 4,495,682 $ 3,991,014
Net realized gain (loss) ........................................................................... 38,716,640 20,288,434
Net change in unrealized appreciation (depreciation) ...................................................... (3,392,541) 37,490,832
Net Increase (Decrease) in Net Assets Resulting from Operations 39,819,781 61,770,280
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (3,667,064) (3,309,240)
Total Dividends and Distributions (3,667,064) (3,309,240)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 109,263,796 323,075,596
Total Increase (Decrease) in Net Assets 145,416,513 381,536,636
Net Assets
Beginning of period ............................................................................. 582,827,907 201,291,271
End of period .................................................................................. $ 728,244,420 $ 582,827,907
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 287,031,526 $ 336,938,688
Redeemed ................................................................................. (177,767,730) (13,863,092)
Net Increase (Decrease) $ 109,263,796 $ 323,075,596
Shares:
Sold ..................................................................................... 5,580,000 7,680,000
Redeemed ................................................................................. (3,460,000) (330,000)
Net Increase (Decrease) 2,120,000 7,350,000

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)
Principal Value ETF
Period Ended
December 31, 2024
Year Ended
June 30, 2024
Operations
Net investment income (loss) ...................................................................... $ 874,299 $ 1,344,912
Net realized gain (loss) ........................................................................... 6,932,978 (219,931)
Net change in unrealized appreciation (depreciation) ...................................................... (1,215,973) 6,733,378
Net Increase (Decrease) in Net Assets Resulting from Operations 6,591,304 7,858,359
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (1,255,840) (1,265,935)
Total Dividends and Distributions (1,255,840) (1,265,935)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 6,864,093 24,553,238
Total Increase (Decrease) in Net Assets 12,199,557 31,145,662
Net Assets
Beginning of period ............................................................................. 68,485,644 37,339,982
End of period .................................................................................. $ 80,685,201 $ 68,485,644
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 32,118,809 $ 26,202,905
Redeemed ................................................................................. (25,254,716) (1,649,667)
Net Increase (Decrease) $ 6,864,093 $ 24,553,238
Shares:
Sold ..................................................................................... 660,000 630,000
Redeemed ................................................................................. (520,000) (40,000)
Net Increase (Decrease) 140,000 590,000

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2024 (unaudited)
1. Organization
The Principal Exchange-Traded Funds (the “Trust”) is a statutory trust organized under the laws of the State of Delaware in 2013 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of
1940, as amended (the “1940 Act”). The Trust currently consists of eleven series, Principal Active High Yield ETF, Principal Focused Blue Chip
ETF, Principal International Equity ETF, Principal Investment Grade Corporate Active ETF, Principal Quality ETF, Principal Real Estate Active
Opportunities ETF, Principal Spectrum Preferred Securities Active ETF, Principal Spectrum Tax-Advantaged Dividend Active ETF, Principal
U.S. Mega-Cap ETF, Principal U.S. Small-Cap ETF and Principal Value ETF (collectively, the “Funds” and individually, a “Fund”). The shares of the Funds are referred to herein as “Shares”.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic
946, Financial Services - Investment Companies. The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
The Trust issues and redeems Shares at net asset value (“NAV”) only with Authorized Participants (“APs”) and only in aggregations of 20,000
Shares with the exception of Principal Active High Yield ETF,  Principal Investment Grade Corporate Active ETF, Principal Spectrum Preferred
Securities Active ETF and Principal Spectrum Tax-Advantaged Dividend Active ETF which are issued and redeemed in aggregations of 50,000 shares (each a “Creation Unit” or multiples thereof “Creation Unit Aggregations”), which is subject to change. The Trust issues and redeems
Creation Unit Aggregations in exchange for portfolio securities and/or cash, plus a fixed and/or variable transaction fee.
Shares trade on exchanges at market prices that may be below, at, or above NAV. Shares are listed on the respective exchanges as listed below:
Principal Focused Blue Chip ETF initial investment and commencement of operations was July 12, 2023.
Principal International Equity ETF initial investment and commencement of operations was November 5, 2024.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in series of Principal Funds, Inc. (an affiliate of the Advisor) and other investment funds, which may include money market funds and other registered open-end investment companies. Investments in registered open-end investment companies are valued at the respective fund’s closing NAV per share on the day of valuation.
The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price.
If no sales are reported, as is regularly the case for some securities traded over-the-counter (“OTC”), securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Principal Global Investors, LLC (“the Advisor”) under procedures established and periodically reviewed by the Board of Trustees.
Fund Exchange
Principal Active High Yield ETF NYSE Arca
Principal Focused Blue Chip ETF Cboe BZX Exchange, Inc.
Principal International Equity ETF Cboe BZX Exchange, Inc.
Principal Investment Grade Corporate Active ETF NYSE Arca
Principal Quality ETF The Nasdaq Stock Market LLC
Principal Real Estate Active Opportunities ETF NYSE Arca
Principal Spectrum Preferred Securities Active ETF NYSE Arca
Principal Spectrum Tax-Advantaged Dividend Active ETF NYSE Arca
Principal U.S. Mega-Cap ETF The Nasdaq Stock Market LLC
Principal U.S. Small-Cap ETF The Nasdaq Stock Market LLC
Principal Value ETF The Nasdaq Stock Market LLC

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2024 (unaudited)
The value of foreign securities used in computing the NAV per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the
Fund’s NAV are reflected in the Fund’s NAV and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value including, but not limited to, price movements in
American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine NAV, for example, weekends and other customary national U.S. holidays, the Fund’s NAV could be significantly affected on days when shares are not able to be issued or redeemed by APs.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor, or any sub-advisor, is authorized to make such determinations subject to such oversight by the Board of Trustees, as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation)
on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective Fund as of December 31,
2024:
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind (“PIK”) income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities.
Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par.
Distributions from Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, capital gain, or a return of capital to the
Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Principal Real Estate Active Opportunities ETF receives substantial distributions from holdings in REITs.
Capital Share Transactions. Capital shares are issued and redeemed by the Funds only in a Creation Unit or Creation Unit Aggregations. Except
when aggregated into at least a Creation Unit, Shares are not redeemable.
Principal International Equity ETF
British Pound Sterling 22 .42%
Canadian Dollar 8 .50
Euro 29 .61
Hong Kong Dollar 9 .66
Japanese Yen 11 .51
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2024 (unaudited)
The consideration for the purchase of a Creation Unit or Creation Unit Aggregations of a Fund generally consists of a basket of cash and/or securities that the Fund specifies each business day. To offset transfer and other transaction costs associated with the issuance and redemption of
Creation Unit Aggregations, APs are subject to standard creation and redemption transaction fees.
Expenses. For all Funds, a unitary investment management and advisory fee is charged. The Advisor covers all operating expenses including
Trustee expenses and Chief Compliance Officer's compensation through the investment management and advisory fee with the exception of 12b-1 fees, brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses, if applicable.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, futures contracts, net operating losses, sales of passive foreign investment companies, partnership investments, foreign currency transactions, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, redemptions-in-kind, REITs, utilization of earnings and profits distributed to shareholders on redemption of Shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code (“IRC”). Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because the Funds each intend to qualify as a “regulated investment company” under the IRC and they intend to distribute each year substantially all of their net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of their position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year.
The Funds recognize interest and penalties, if any, related to unrecognized tax positions as tax expense on the Statements of Operations. During the period ended December 31, 2024, the Principal Value ETF Fund has reported an income tax benefit of $2,455. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes.  Certain Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the Statements of Operations.
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards
Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting,
which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of)
reference rate reform. The guidance is applicable to contracts referencing London Inter-Bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through
December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of
Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31,
2022, to December 31, 2024. The impact of these ASUs did not have a material impact on the Funds’ financial statements.
In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to
Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the Funds’ financial statements.
In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management is currently evaluating the impact of applying the ASU to the Funds’ financial statement.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2024 (unaudited)
Tracking Basket Structure. Principal Focused Blue Chip ETF and Principal Real Estate Active Opportunities ETF operate pursuant to an exemptive order from the Securities and Exchange Commission (“SEC”) and do not publicly disclose its complete portfolio holdings each business day. Instead, these Funds publish each business day on its website a “Tracking Basket” which is designed to closely track the daily performance of these Funds but is not these Funds’ actual portfolio. The Funds’ Tracking Basket structure may affect the price at which shares of the Funds trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Funds at or close to the Funds’ NAV, there is a risk that market prices will vary significantly from NAV.
3. Operating Policies
Contingent Convertible Securities (“CoCos”). As footnoted in the Schedules of Investments, certain of the Funds invest in contingent convertible securities. CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers”. Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund’s complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Cross Trades. The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund’s sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the period ended December 31, 2024, none of the
Funds had cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the Statements of Assets and Liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading
Commission. As of December 31, 2024, deposits with counterparty for Principal Investment Grade Corporate Active ETF and Principal Spectrum
Tax-Advantaged Dividend Active ETF were $87,620 and $27,210 respectively.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may enter into futures contracts to hedge against changes in, or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the
Statements of Assets and Liabilities. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s cost basis in the contract. There is minimal counterparty credit risk to the
Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2024 (unaudited)
Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of the Principal Investment
Grade Corporate Active ETF. The notional values of the futures contracts will vary in accordance with changing duration of this Fund.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. In a normal course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve potential future claims against the Funds that have not yet occurred. Based on management’s experience, the risk of loss would be remote.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. As footnoted in the Schedules of Investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The transactions are accounted for as secured borrowings and the remaining contractual maturity is overnight and continuous for all securities. The cash collateral received is usually invested in a SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the
Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the Statements of Operations.
Senior Floating Rate Interests. The Fund may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below investment grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the Fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, LIBOR, Secured Overnight Financing Rate (“SOFR”), or a similar reference rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the Schedule of
Investments.
In connection with the senior floating rate interests, the Fund may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Fund is obligated to fund these commitments at the Borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the Statements of Assets and Liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the Statements of Operations, as applicable. As of period end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of December 31, 2024, there were no unfunded loan commitments.
Underlying Funds. An underlying fund may experience relatively large redemptions or purchases as the investee fund periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2024 (unaudited)
The Advisor is the advisor to Principal Funds, Inc., Principal Variable Contracts Funds, Inc. (affiliates of the Advisor) and other asset allocation programs. The Advisor is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the investee funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.
As of December 31, 2024, series of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. owned the following percentages, in aggregate, of the outstanding Shares of the Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the NAV of the Funds’ Shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the
U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include FNMA and Federal Home Loan
Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the
U.S. Government. FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where on the Statements of Assets and Liabilities and Statements of Operations
information about derivatives can be found:
Fund
Total Percentage of
Outstanding Shares Owned
Principal Active High Yield ETF 15 .67%
Principal U.S. Mega-Cap ETF 68 .21
Principal U.S. Small-Cap ETF 61 .04
Asset Derivatives December 31, 2024
Liability Derivatives December 31, 2024
Derivatives not accounted for as
hedging instruments Statement of Assets and Liabilities Location
Fair Value Statement of Assets and Liabilities Location Fair Value
Principal Investment Grade Corporate Active ETF
Interest Rate Contracts
Receivables, Total distributable earnings
(accumulated loss)
$ 91,482
*
Payables, Total distributable earnings
(accumulated loss)
$ 156,583
*
* Includes cumulative unrealized appreciation (depreciation) of exchange cleared swaps and/or futures contracts as shown in the Schedule of Investments. Only the portion of the unrealized appreciation (depreciation) not yet cash settled is shown in the Statements of Assets and Liabilities as variation margin.
Derivatives not accounted for as
hedging instruments
Location of Gain or (Loss) on
Derivatives Recognized in
Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in
Statement of Operations
Net Change in Unrealized
Appreciation (Depreciation) of
Derivatives Recognized in
Statement of Operations
Principal Investment Grade Corporate Active ETF
Interest Rate Contracts
Futures contracts
$ (62,060) $ (68,734)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2024 (unaudited)
The following table includes a summary of the monthly average outstanding notional by derivative instrument type for the period ended December
31, 2024:
4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 — Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain corporate bonds, senior floating rate interests, OTC derivatives, exchange cleared derivatives, mortgage- backed securities and municipal bonds.
Level 3 — Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments).
Investments which are generally included in this category include certain corporate bonds and certain common stocks.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, to the extent available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices.
Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.
Contract Type Derivative Type
Average Notional
Principal Investment Grade Corporate Active ETF
Interest Rate Contracts
Futures — Long $ 8,082,460
Futures — Short $ 6,827,905
3. Operating Policies (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2024 (unaudited)
The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
During the period there were no significant purchases, sales, or transfers into or out of Level 3.
The following is a summary of the inputs used as of December 31, 2024, in valuing the Funds’ securities carried at fair value:
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Active High Yield ETF
Investment Companies
*
$ 17,961,471 $ — $ — $ 17,961,471
Bonds
*
— 239,449,059 — 239,449,059
Senior Floating Rate Interests
*
— 21,623,657 — 21,623,657
Total investments in securities $ 17,961,471 $ 261,072,716 $ — $ 279,034,187
Principal Focused Blue Chip ETF
Common Stocks
*
89,604,716 — — 89,604,716
Investment Companies
*
325,804 — — 325,804
Total investments in securities $ 89,930,520 $ — $ — $ 89,930,520
Principal International Equity ETF
Common Stocks
*
38,880,689 — — 38,880,689
Investment Companies
*
775,142 — — 775,142
Total investments in securities $ 39,655,831 $ — $ — $ 39,655,831
Principal Investment Grade Corporate Active ETF
Investment Companies
*
1,482,455 — — 1,482,455
Bonds
*
— 89,614,656 — 89,614,656
Total investments in securities $ 1,482,455 $ 89,614,656 $ — $ 91,097,111
Derivative Assets
Interest Rate Contracts
Futures
**
91,482 — — 91,482
Derivative Liabilities
Interest Rate Contracts
Futures
**
(156,583) — — (156,583)
Principal Quality ETF
Common Stocks
*
58,538,694 — — 58,538,694
Investment Companies
*
75,478 — — 75,478
Total investments in securities $ 58,614,172 $ — $ — $ 58,614,172
Principal Real Estate Active Opportunities ETF
Common Stocks
*
11,588,117 — — 11,588,117
Investment Companies
*
140,321 — — 140,321
Total investments in securities $ 11,728,438 $ — $ — $ 11,728,438
Principal Spectrum Preferred Securities Active ETF
Investment Companies
*
36,928,294 — — 36,928,294
Bonds
*
— 1,024,154,731 — 1,024,154,731
Total investments in securities $ 36,928,294 $ 1,024,154,731 $ — $ 1,061,083,025
Principal Spectrum Tax-Advantaged Dividend Active ETF
Investment Companies
*
490,787 — — 490,787
Preferred Stocks
*
2,585,124 — — 2,585,124
Bonds
*
— 32,530,888 — 32,530,888
Total investments in securities $ 3,075,911 $ 32,530,888 $ — $ 35,606,799
Principal U.S. Mega-Cap ETF
Common Stocks
*
2,559,367,629 — — 2,559,367,629
Investment Companies
*
4,151,802 — — 4,151,802
Total investments in securities $ 2,563,519,431 $ — $ — $ 2,563,519,431
Principal U.S. Small-Cap ETF
Common Stocks
Basic Materials 22,909,219 — — 22,909,219
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2024 (unaudited)
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay management and investment advisory fees to the Advisor computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Advisor to the sub-advisor of the Funds, which is also an affiliate of the Advisor. The management fee schedule for the Funds is as follows:
The Advisor has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, tax reclaim recovery expenses, and other extraordinary expenses) for Principal U.S. Mega-Cap ETF. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits.
The limit is expressed as a percentage of average daily net assets attributable to each Fund on an annualized basis during the reporting period. The expenses borne by the Advisor are subject to reimbursement by the Fund through the fiscal year end, provided no reimbursement will be made if it would result in the Fund exceeding the total operating expense limit. Any amount outstanding at the end of the period are shown as an expense reimbursement from Advisor or expense reimbursement to Advisor on the Statements of Assets and Liabilities. The expense limit for Principal
U.S. Mega-Cap ETF is 0.12% through October 31, 2025. No other Funds had expense limitation agreements in place during the period.
Affiliated Ownership.  At December 31, 2024, Principal Financial Services, Inc. (an affiliate of the Advisor) owned Shares of the Funds as follows:
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal U.S. Small-Cap ETF (continued)
Common Stocks (continued)
Communications $ 31,930,025 $ — $ — $ 31,930,025
Consumer, Cyclical 86,115,703 — — 86,115,703
Consumer, Non-cyclical 164,311,953 — 3,863 164,315,816
Energy 34,283,355 — — 34,283,355
Financial 169,527,990 — — 169,527,990
Industrial 129,745,463 — — 129,745,463
Technology 67,080,218 — — 67,080,218
Utilities 20,406,692 — — 20,406,692
Investment Companies
*
4,128,876 — — 4,128,876
Total investments in securities $ 730,439,494 $ — $ 3,863 $ 730,443,357
Principal Value ETF
Common Stocks
*
80,422,878 — — 80,422,878
Investment Companies
*
130,016 — — 130,016
Total investments in securities $ 80,552,894 $ — $ — $ 80,552,894
* For additional detail regarding sector and/or sub-industry classifications, please see the Schedules of Investments.
** Futures are presented at the unrealized appreciation (depreciation) of the instrument.
Fund All Assets
Principal Active High Yield ETF 0.39%
Principal Focused Blue Chip ETF 0.58
Principal International Equity ETF 0.48
Principal Investment Grade Corporate Active ETF 0.19
Principal Quality ETF 0.15
Principal Real Estate Active Opportunities ETF 0.60 *
Principal Spectrum Preferred Securities Active ETF 0.55
Principal Spectrum Tax-Advantaged Dividend Active ETF 0.60
Principal U.S. Mega-Cap ETF 0.15
Principal U.S. Small-Cap ETF 0.38
Principal Value ETF 0.15
* Prior to November 1, 2024, the management fee was 0.65%.
Fund Shares
Principal Focused Blue Chip ETF
198,099
Principal International Equity ETF
400,640
Principal Real Estate Active Opportunities ETF
199,204
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2024 (unaudited)
Affiliated Brokerage Commissions.  There were no Funds that paid brokerage commissions to any member of the Principal Financial Group during the period ended December 31, 2024.
6. Investment Transactions
For the period ended December 31, 2024, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and in-kind transactions) by the Funds were as follows:
For the period ended December 31, 2024, in-kind transactions were as follows:
Unsettled in-kind purchases and sales at the end of the period are included in investment securities purchased and investment securities sold, respectively, on the Statements of Assets and Liabilities.
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended December 31, 2024, and June 30,
2024 was as follows:
Fund Shares
Principal Spectrum Tax-Advantaged Dividend Active ETF
995,521
Non-U.S. Government U.S. Government
Fund Purchases Sales Purchases Sales
Principal Active High Yield ETF $ 78,539,942 $ 54,099,960 $ — $ 1,579,737
Principal Focused Blue Chip ETF 9,807,327 9,558,333 — —
Principal International Equity ETF 8,409,300 1,440,848 — —
Principal Investment Grade Corporate Active ETF 34,842,306 33,532,234 57,299 —
Principal Quality ETF 11,750 — — —
Principal Real Estate Active Opportunities ETF 2,072,889 2,117,032 — —
Principal Spectrum Preferred Securities Active ETF 149,494,652 73,986,234 — —
Principal Spectrum Tax-Advantaged Dividend Active ETF 4,829,372 3,538,795 — —
Principal U.S. Mega-Cap ETF 697,726,031 696,146,598 — —
Principal U.S. Small-Cap ETF 232,543,918 229,392,849 — —
Principal Value ETF 30,084,876 29,246,132 — —
Fund Purchases Sales
Principal Active High Yield ETF $ 45,882,869 $ 8,591,457
Principal Focused Blue Chip ETF 36,123,368 —
Principal International Equity ETF 32,645,440 —
Principal Investment Grade Corporate Active ETF 10,987,200 —
Principal Quality ETF 2,782,452 —
Principal Real Estate Active Opportunities ETF 989,629 —
Principal Spectrum Preferred Securities Active ETF 52,827,974 —
Principal Spectrum Tax-Advantaged Dividend Active ETF 9,565,618 —
Principal U.S. Mega-Cap ETF 693,158,418 818,599,298
Principal U.S. Small-Cap ETF 286,348,546 177,860,967
Principal Value ETF 31,943,363 26,023,156
Ordinary Income Long-Term Capital Gain
*
Section 1250 Gain
**
Fund
Period ended
December 31,
2024
Period ended
June 30,
2024
Period ended
December 31,
2024
Period ended
June 30,
2024
Period ended
December 31,
2024
Period ended
June 30,
2024
Principal Active High Yield ETF $ 10,067,833 $ 9,781,816 $ — $ — $ — $ —
Principal Focused Blue Chip ETF 19,184 56,457 886,140 — — —
Principal International Equity ETF 40,001 N/A — N/A — N/A
Principal Investment Grade Corporate Active ETF 2,615,652 3,265,121 — — — —
Principal Quality ETF 276,206 365,717 — — — —
Principal Real Estate Active Opportunities ETF 207,248 185,133 — — — —
Principal Spectrum Preferred Securities Active ETF 26,658,510 35,097,696 — — — —
Principal Spectrum Tax-Advantaged Dividend Active ETF 1,008,766 1,128,933 — — — —
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2024 (unaudited)
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of June 30, 2024, the components of distributable earnings (accumulated loss) on a federal income tax basis were:
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Fund. As of June 30, 2024, the Funds had approximate net capital loss carryforwards as follows:
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization
Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.
Ordinary Income Long-Term Capital Gain
*
Section 1250 Gain
**
Fund
Period ended
December 31,
2024
Period ended
June 30,
2024
Period ended
December 31,
2024
Period ended
June 30,
2024
Period ended
December 31,
2024
Period ended
June 30,
2024
Principal U.S. Mega-Cap ETF $ 20,619,166 $ 24,799,821 $ — $ — $ — $ —
Principal U.S. Small-Cap ETF 3,667,064 3,309,240 — — — —
Principal Value ETF 1,255,840 1,265,935 — — — —
* The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
** Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation/
(Depreciation)
Late Year
Ordinary and
Post October
Capital Loss
Deferrals
Capital Loss
Carryforward
Other
Temporary
Differences
*
Principal Active High Yield ETF $ 1,362,903 $ — $ (551,725) $ — $ (18,117,048) $ (15,264)
Principal Focused Blue Chip ETF 143,660 78 6,470,012 — — —
Principal Investment Grade Corporate Active ETF 347,797 — (1,283,444) — (19,379,395) —
Principal Quality ETF 84,720 — 6,017,429 — (9,917,477) —
Principal Real Estate Active Opportunities ETF 60,123 — 45,848 — (182,455) —
Principal Spectrum Preferred Securities Active ETF 3,638,221 — 12,663,712 — (19,956,637) 765,810
Principal Spectrum Tax-Advantaged Dividend Active ETF 108,223 — (496,772) — (1,384,110) 38,881
Principal U.S. Mega-Cap ETF 7,213,547 — 599,146,236 — (92,893,170) —
Principal U.S. Small-Cap ETF 1,144,162 — 43,063,953 — (162,170,688) —
Principal Value ETF 396,380 — 6,948,297 — (28,717,830) —
* Represents book-to-tax accounting differences.
Fund
No Expiration
Short-Term
No Expiration
Long-Term Total
Annual
Limitations
*
Principal Active High Yield ETF $ 8,539,534 $ 9,577,514 $ 18,117,048 $ 6,296,672
**
Principal Investment Grade Corporate Active ETF 6,857,060 12,522,335 19,379,395 473,238
Principal Quality ETF 9,148,326 769,151 9,917,477 —
Principal Real Estate Active Opportunities ETF 25,849 156,606 182,455 —
Principal Spectrum Preferred Securities Active ETF 5,319,301 14,637,336 19,956,637 —
Principal Spectrum Tax-Advantaged Dividend Active ETF 404,736 979,374 1,384,110 —
Principal U.S. Mega-Cap ETF 80,564,447 12,328,723 92,893,170 —
Principal U.S. Small-Cap ETF 118,764,043 43,406,645 162,170,688 —
Principal Value ETF 25,939,628 2,778,202 28,717,830 230,798
* In accordance with IRC Sections 381-384, a portion of certain Funds’ losses have been subjected to an annual limitation.
** Certain losses are subject to an annual limit of $1,874,152 and certain losses are subject to an additional limit of $6,296,672.
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2024 (unaudited)
For the year ended June 30, 2024, the Funds utilized capital loss carryforwards as follows:
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.
As of June 30, 2024, the Funds do not plan to defer late-year losses.
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income and net realized gains on investments or from tax return of capital depending on the type of book and tax differences that exist. For the period ended June 30, 2024, the Funds recorded reclassifications as follows:
Federal Income Tax Basis. As of June 30, 2024, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by each Fund were as follows:
Fund
Short-Term
Utilized
Long-Term
Utilized
Principal Active High Yield ETF $ 392,463 $ —
Principal Quality ETF 2,387,497 356,215
Principal Real Estate Active Opportunities ETF 26,954 —
Principal Spectrum Preferred Securities Active ETF 86,546 —
Principal Spectrum Tax-Advantaged Dividend Active ETF 5,658 —
Principal U.S. Mega-Cap ETF — 288,342
Principal U.S. Small-Cap ETF 17,745,383 —
Principal Value ETF 265,405 —
Fund
Total
Distributable Earnings
(Accumulated Loss) Paid In Capital
Principal Active High Yield ETF $ (139,833) $ 139,833
Principal Focused Blue Chip ETF (1,613,702) 1,613,702
Principal Investment Grade Corporate Active ETF (15,375) 15,375
Principal Quality ETF (2,622,927) 2,622,927
Principal Real Estate Active Opportunities ETF (171,168) 171,168
Principal Spectrum Preferred Securities Active ETF (824,897) 824,897
Principal Spectrum Tax-Advantaged Dividend Active ETF (9,645) 9,645
Principal U.S. Mega-Cap ETF (60,012,040) 60,012,040
Principal U.S. Small-Cap ETF (2,881,953) 2,881,953
Principal Value ETF (167,480) 167,480
Fund
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
Cost for Federal
Income Tax Purposes
Principal Active High Yield ETF $ 2,614,826 $ (3,166,551) $ (551,725) $ 224,277,887
Principal Focused Blue Chip ETF 6,693,275 (223,263) 6,470,012 41,082,446
Principal Investment Grade Corporate Active ETF 312,175 (1,595,619) (1,283,444) 81,087,256
Principal Quality ETF 7,830,640 (1,813,211) 6,017,429 47,185,616
Principal Real Estate Active Opportunities ETF 467,452 (421,604) 45,848 10,205,892
Principal Spectrum Preferred Securities Active ETF 25,251,817 (12,588,105) 12,663,712 892,828,268
Principal Spectrum Tax-Advantaged Dividend Active ETF 502,467 (999,240) (496,773) 24,476,909
Principal U.S. Mega-Cap ETF 637,239,553 (38,093,317) 599,146,236 1,841,096,488
Principal U.S. Small-Cap ETF 72,743,372 (29,679,419) 43,063,953 540,804,232
Principal Value ETF 8,807,430 (1,859,133) 6,948,297 61,438,990
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2024 (unaudited)
8. Subsequent Events
Management has evaluated events or transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments
Principal Active High Yield ETF
December 31, 2024 (unaudited)
See accompanying notes.
INVESTMENT COMPANIES - 6 .71 % Shares Held Value
Money Market Funds - 6 .71% - —
Principal Government Money Market Fund,
Class R-6 4.37%
(a),(b),(c)
11,016,690 $ 11,016,690
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.42%
(a)
6,944,781 6,944,781
TOTAL INVESTMENT COMPANIES a $ 17,961,471
BONDS - 89 .39%
Principal
Amount Value
Aerospace & Defense - 1 .38% — —
Bombardier, Inc.
7.00%, 06/01/2032
(d),(e)
$ 95,000 $ 96,640
7.25%, 07/01/2031
(d)
480,000 495,012
7.50%, 02/01/2029
(d),(e)
1,310,000 1,362,961
8.75%, 11/15/2030
(d)
1,624,000 1,745,693
$ 3,700,306
Airlines - 0 .21%
Grupo Aeromexico SAB de CV
8.63%, 11/15/2031
(d)
448,000 441,280
United Airlines Pass-Through Trust , Class B
3.65%, 07/07/2027 124,565 122,179
$ 563,459
Auto Parts & Equipment - 0 .94%
Dana, Inc.
4.25%, 09/01/2030 2,715,000 2,526,776
Banks - 2 .88%
Barclays PLC
(5-year Treasury Constant Maturity Rate +
5.43%),
8.00%, 03/15/2029
(f),(g)
3,706,000 3,834,133
JPMorgan Chase & Co.
(3-month Term Secured Overnight Financing
Rate + 3.13%),
4.60%, 02/01/2025
(f),(g)
3,910,000 3,892,546
$ 7,726,679
Building Materials - 2 .83%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(d)
3,557,000 3,791,666
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(d)
3,890,000 3,794,173
$ 7,585,839
Chemicals - 4 .97%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(d)
2,507,000 2,044,684
12.00%, 02/15/2031
(d),(e)
1,295,000 1,243,066
Kobe U.S. Midco 2, Inc.
9.25%, PIK 10.00%, 11/01/2026
(d),(h)
2,527,061 2,141,684
Olympus Water U.S. Holding Corp.
6.25%, 10/01/2029
(d),(e)
4,200,000 3,989,762
Vibrantz Technologies, Inc.
9.00%, 02/15/2030
(d)
4,235,000 3,888,073
$ 13,307,269
Commercial Services - 5 .63%
Albion Financing 1 SARL/Aggreko Holdings,
Inc.
6.13%, 10/15/2026
(d)
2,178,000 2,178,444
EquipmentShare.com, Inc.
8.00%, 03/15/2033
(d)
3,257,000 3,298,299
Garda World Security Corp.
6.00%, 06/01/2029
(d)
1,704,000 1,615,374
8.38%, 11/15/2032
(d)
2,321,000 2,362,418
Veritiv Operating Co.
10.50%, 11/30/2030
(d)
2,463,000 2,652,602
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/2026
(d)
2,999,000 2,975,811
$ 15,082,948
Computers - 3 .28%
McAfee Corp.
7.38%, 02/15/2030
(d)
3,015,000 2,928,248
NCR Atleos Corp.
9.50%, 04/01/2029
(d)
2,277,000 2,466,686
BONDS (continued)
Principal
Amount Value
Computers (continued)
Seagate HDD Cayman
5.75%, 12/01/2034 $ 1,215,000 $ 1,165,737
9.63%, 12/01/2032 1,969,921 2,219,793
$ 8,780,464
Diversified Financial Services - 6 .68%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
(5-year Treasury Constant Maturity Rate +
2.72%),
6.95%, 03/10/2055
(g)
2,126,000 2,188,023
Credit Acceptance Corp.
9.25%, 12/15/2028
(d)
3,587,000 3,793,877
Freedom Mortgage Holdings LLC
9.13%, 05/15/2031
(d)
3,829,000 3,947,969
Global Aircraft Leasing Co. Ltd.
8.75%, 09/01/2027
(d)
3,879,000 3,956,157
OneMain Finance Corp.
3.50%, 01/15/2027 278,000 265,178
4.00%, 09/15/2030 3,528,000 3,135,554
6.63%, 01/15/2028 540,000 546,685
7.50%, 05/15/2031 50,000 51,317
$ 17,884,760
Electric - 6 .93%
California Buyer Ltd./Atlantica Sustainable
Infrastructure PLC
6.38%, 02/15/2032
(d)
4,066,000 4,055,209
Clearway Energy Operating LLC
3.75%, 02/15/2031
(d)
4,515,000 3,931,618
GenOn Energy, Inc.
0.00%, 10/15/2020
(i),(j),(k)
3,100,000 —
Lightning Power LLC
7.25%, 08/15/2032
(d)
3,853,000 3,961,397
NRG Energy, Inc.
3.63%, 02/15/2031
(d)
2,123,000 1,856,483
3.88%, 02/15/2032
(d)
259,000 226,202
(5-year Treasury Constant Maturity Rate +
5.92%),
10.25%, 03/15/2028
(d),(f),(g)
519,000 572,994
Vistra Corp.
(5-year Treasury Constant Maturity Rate +
5.74%),
7.00%, 12/15/2026
(d),(f),(g)
1,573,000 1,581,970
Vistra Operations Co. LLC
4.38%, 05/01/2029
(d)
2,523,000 2,375,436
$ 18,561,309
Entertainment - 6 .57%
Caesars Entertainment, Inc.
6.50%, 02/15/2032
(d)
3,253,000 3,267,682
CCM Merger, Inc.
6.38%, 05/01/2026
(d)
3,517,000 3,508,109
Churchill Downs, Inc.
5.75%, 04/01/2030
(d)
3,803,000 3,732,464
Cinemark USA, Inc.
5.25%, 07/15/2028
(d),(e)
2,671,000 2,604,811
7.00%, 08/01/2032
(d)
1,113,000 1,134,514
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(d)
2,441,000 1,914,126
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
7.13%, 02/15/2031
(d)
1,392,000 1,449,643
$ 17,611,349
Food - 1 .66%
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/2029
(d)
3,235,000 3,345,264
Fiesta Purchaser, Inc.
7.88%, 03/01/2031
(d)
1,062,000 1,108,455
$ 4,453,719

Schedule of Investments
Principal Active High Yield ETF
December 31, 2024 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Forest Products & Paper - 0 .44%
Mercer International, Inc.
5.13%, 02/01/2029 $ 774,000 $ 669,037
12.88%, 10/01/2028
(d)
484,000 521,004
$ 1,190,041
Healthcare - Services - 3 .01%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029
(d)
4,297,000 4,019,188
Star Parent, Inc.
9.00%, 10/01/2030
(d)
3,885,000 4,034,961
$ 8,054,149
Home Builders - 0 .98%
Adams Homes, Inc.
9.25%, 10/15/2028
(d)
2,533,000 2,625,338
Household Products & Wares - 0 .69%
Kronos Acquisition Holdings, Inc.
10.75%, 06/30/2032
(d),(e)
1,994,000 1,834,668
Insurance - 0 .91%
Acrisure LLC/Acrisure Finance, Inc.
6.00%, 08/01/2029
(d)
2,530,000 2,426,531
Investment Companies - 2 .62%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(d)
3,323,000 3,189,579
Icahn Enterprises LP/Icahn Enterprises Finance
Corp.
4.38%, 02/01/2029 4,589,000 3,833,105
$ 7,022,684
Iron & Steel - 1 .07%
TMS International Corp.
6.25%, 04/15/2029
(d)
2,979,000 2,856,227
Lodging - 0 .44%
Wynn Macau Ltd.
5.63%, 08/26/2028
(d)
1,228,000 1,182,663
Machinery - Diversified - 1 .21%
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(d)
3,069,000 3,245,493
Media - 3 .19%
CSC Holdings LLC
4.50%, 11/15/2031
(d)
3,264,000 2,350,182
Directv Financing LLC
8.88%, 02/01/2030
(d)
555,000 546,143
Directv Financing LLC/Directv Financing Co-
Obligor, Inc.
5.88%, 08/15/2027
(d)
3,504,000 3,413,942
DISH DBS Corp.
5.25%, 12/01/2026
(d)
284 258
DISH Network Corp.
11.75%, 11/15/2027
(d)
2,117,000 2,242,309
$ 8,552,834
Mining - 1 .47%
Taseko Mines Ltd.
8.25%, 05/01/2030
(d)
3,868,000 3,948,240
Oil & Gas - 6 .14%
Aethon United BR LP/Aethon United Finance
Corp.
7.50%, 10/01/2029
(d)
3,857,000 3,944,431
Hilcorp Energy I LP/Hilcorp Finance Co.
7.25%, 02/15/2035
(d)
1,365,000 1,283,272
Matador Resources Co.
6.25%, 04/15/2033
(d)
4,015,000 3,891,027
Permian Resources Operating LLC
6.25%, 02/01/2033
(d)
2,610,000 2,576,226
Transocean, Inc.
8.50%, 05/15/2031
(d)
4,005,000 3,926,407
Vital Energy, Inc.
9.75%, 10/15/2030 778,000 820,264
$ 16,441,627
BONDS (continued)
Principal
Amount Value
Oil & Gas Services - 0 .96%
Archrock Partners LP/Archrock Partners Finance
Corp.
6.25%, 04/01/2028
(d)
$ 2,580,000 $ 2,566,247
Packaging & Containers - 1 .42%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029
(d)
301,000 302,995
6.88%, 01/15/2030
(d)
105,000 105,711
8.75%, 04/15/2030
(d)
1,113,000 1,125,097
LABL, Inc.
5.88%, 11/01/2028
(d)
600,000 534,541
8.25%, 11/01/2029
(d),(e)
1,065,000 923,887
9.50%, 11/01/2028
(d)
812,000 813,089
$ 3,805,320
Pharmaceuticals - 5 .81%
AdaptHealth LLC
5.13%, 03/01/2030
(d)
4,437,000 4,020,628
Bausch Health Cos., Inc.
5.50%, 11/01/2025
(d)
3,120,000 3,042,600
Endo Finance Holdings, Inc.
8.50%, 04/15/2031
(d),(e)
2,808,000 2,975,169
Jazz Securities DAC
4.38%, 01/15/2029
(d)
3,547,000 3,344,370
Owens & Minor, Inc.
4.50%, 03/31/2029
(d),(e)
2,432,000 2,170,210
$ 15,552,977
Pipelines - 3 .54%
Antero Midstream Partners LP/Antero
Midstream Finance Corp.
6.63%, 02/01/2032
(d)
2,586,000 2,604,834
Harvest Midstream I LP
7.50%, 05/15/2032
(d)
341,000 347,215
Hess Midstream Operations LP
4.25%, 02/15/2030
(d)
3,535,000 3,258,992
Venture Global LNG, Inc.
7.00%, 01/15/2030
(d)
8,000 8,120
8.38%, 06/01/2031
(d)
241,000 251,345
9.50%, 02/01/2029
(d)
2,732,000 3,019,587
$ 9,490,093
REITs - 3 .09%
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/2029
(d)
757,000 778,206
CBL & Associates LP
0.00%, 12/15/2026
(i),(j),(k)
6,000,000 —
Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp.
4.75%, 06/15/2029
(d)
4,767,000 4,494,916
7.00%, 07/15/2031
(d)
65,000 66,603
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL
Capital LLC
6.00%, 01/15/2030
(d)
3,357,000 2,947,449
$ 8,287,174
Retail - 3 .27%
Bath & Body Works, Inc.
5.25%, 02/01/2028 344,000 338,686
6.63%, 10/01/2030
(d)
567,000 571,076
6.75%, 07/01/2036 297,000 301,825
9.38%, 07/01/2025
(d)
30,000 30,509
Carvana Co.
13.00%, PIK 11.00%, 06/01/2030
(d),(h)
2,420,000 2,657,045
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.
4.63%, 01/15/2029
(d)
1,583,000 1,466,934
6.75%, 01/15/2030
(d)
1,123,000 1,035,994
Park River Holdings, Inc.
5.63%, 02/01/2029
(d)
1,330,000 1,147,609
Victra Holdings LLC/Victra Finance Corp.
8.75%, 09/15/2029
(d)
1,154,000 1,206,529
$ 8,756,207

Schedule of Investments
Principal Active High Yield ETF
December 31, 2024 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Software - 0 .95%
Cloud Software Group, Inc.
6.50%, 03/31/2029
(d)
$ 40,000 $ 39,261
9.00%, 09/30/2029
(d)
2,457,000 2,494,577
$ 2,533,838
Telecommunications - 3 .49%
Connect Finco SARL/Connect U.S. Finco LLC
9.00%, 09/15/2029
(d)
3,034,000 2,763,380
EchoStar Corp.
10.75%, 11/30/2029 2,482,320 2,669,203
Level 3 Financing, Inc.
10.50%, 05/15/2030
(d)
491,000 534,699
10.75%, 12/15/2030
(d)
1,043,000 1,163,625
Zayo Group Holdings, Inc.
4.00%, 03/01/2027
(d),(e)
351,000 323,713
6.13%, 03/01/2028
(d),(e)
2,214,000 1,881,881
$ 9,336,501
Transportation - 0 .73%
Watco Cos. LLC/Watco Finance Corp.
7.13%, 08/01/2032
(d)
1,897,000 1,955,330
TOTAL BONDS a $ 239,449,059
SENIOR FLOATING RATE INTERESTS
- 8 .07%
Principal
Amount Value
Airlines - 1 .73% – —
American Airlines, Inc., 2021 Term Loan
(3-month Term Secured Overnight Financing
Rate + 4.75%),
9.63%, 04/20/2028 $ 2,064,125 $ 2,116,430
United Airlines, Inc., 2024 Term Loan B
(3-month Term Secured Overnight Financing
Rate + 2.75%),
7.32%, 02/22/2031 957,973 959,687
WestJet Loyalty LP, Term Loan B
(3-month Term Secured Overnight Financing
Rate + 3.25%),
7.58%, 02/14/2031 1,548,300 1,553,007
$ 4,629,124
Commercial Services - 0 .11%
Veritiv Corp., Term Loan B
(3-month Term Secured Overnight Financing
Rate + 4.50%),
8.83%, 11/30/2030 304,236 304,932
Food - 1 .02%
Fiesta Purchaser, Inc., 2024 Term Loan B
(1-month Term Secured Overnight Financing
Rate + 3.25%),
7.61%, 02/12/2031 2,741,242 2,740,804
Forest Products & Paper - 0 .43%
Spectrum Group Buyer, Inc., 2022 Term Loan B
(3-month Term Secured Overnight Financing
Rate + 7.50%),
12.09%, 05/19/2028 1,390,311 1,160,395
Healthcare - Services - 1 .07%
LifePoint Health, Inc., 2024 1st Lien Term Loan
B
(3-month Term Secured Overnight Financing
Rate + 3.75%),
8.05%, 05/17/2031 2,865,000 2,872,965
Household Products & Wares - 0 .37%
Kronos Acquisition Holdings, Inc., 2024 Term
Loan
(3-month Term Secured Overnight Financing
Rate + 4.00%),
8.29%, 07/08/2031 1,062,338 1,000,254
Media - 0 .48%
iHeartCommunications, Inc., 2020 Term Loan
0.00%, 05/01/2026
(l)
1,440,000 1,274,400
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount Value
Mining - 1 .44%
Arsenal AIC Parent LLC, 2024 1st Lien Term
Loan B
(1-month Term Secured Overnight Financing
Rate + 3.25%),
7.61%, 08/18/2030 $ 3,816,389 $ 3,844,058
Pharmaceuticals - 0 .36%
Endo Luxembourg Finance Co. I SARL, 2024
1st Lien Term Loan
0.00%, 04/23/2031
(l)
45,000 45,270
Endo Luxembourg Finance Co. I SARL, 2024
Term Loan B
(1-month Term Secured Overnight Financing
Rate + 4.00%),
8.36%, 04/23/2031 920,000 925,520
$ 970,790
Retail - 0 .95%
MI Windows & Doors LLC, 2024 Term Loan B2
(1-month Term Secured Overnight Financing
Rate + 3.00%),
7.36%, 03/28/2031 2,509,931 2,531,542
Telecommunications - 0 .11%
Zayo Group Holdings, Inc., USD Term Loan
(1-month Term Secured Overnight Financing
Rate + 3.00%),
7.47%, 03/09/2027 315,000 294,393
TOTAL SENIOR FLOATING RATE
INTERESTS a $ 21,623,657
Total Investments
104.17%
$ 279,034,187
Other Assets and
Liabilities
- (4.17%) (11,169,502)
TOTAL NET ASSETS - 100.00% $ 267,864,685
(a)
1-day yield shown as of period end.
(b)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $11,016,690 or 4.11% of net assets.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $210,869,018 or 78.72% of net assets.
(e)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $10,705,731 or 4.00% of net assets.
(f)
Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h)
Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(i)
Security is defaulted.
(j)
Non-income producing security.
(k)
The value of these investments was determined using significant unobservable inputs, in good faith by the Advisor, under procedures established and periodically reviewed by the Board of Trustees.
(l)
This Senior Floating Rate Interest will settle after December 31, 2024, at which time the interest rate will be determined.

Schedule of Investments
Principal Active High Yield ETF
December 31, 2024 (unaudited)
See accompanying notes.
Affiliated Securities
June 30, 2024
Value
Purchases
Cost
Sales
Proceeds
December 31, 2024
Value
Principal Government Money Market Fund, Class R-6 4.37% $ 7,350,220 $ 62,593,353 $ 58,926,883 $ 11,016,690
$ 7,350,220 $ 62,593,353 $ 58,926,883 $ 11,016,690
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 4.37% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Focused Blue Chip ETF
December 31, 2024 (unaudited)
See accompanying notes.
COMMON STOCKS - 99 .80 % Shares Held Value
Aerospace & Defense - 4 .57% - —
TransDigm Group, Inc. 3,237 $ 4,102,185
Distribution & Wholesale - 1 .96%
Copart, Inc.
(a)
30,738 1,764,054
Diversified Financial Services - 12 .37%
Charles Schwab Corp. 28,862 2,136,077
Mastercard, Inc., Class A 8,867 4,669,096
Visa, Inc., Class A 13,604 4,299,408
$ 11,104,581
Electronics - 0 .00%
Amphenol Corp., Class A 23 1,597
Healthcare - Products - 5 .88%
Danaher Corp. 14,485 3,325,032
Thermo Fisher Scientific, Inc. 3,755 1,953,463
$ 5,278,495
Insurance - 4 .34%
Progressive Corp. 16,255 3,894,861
Internet - 31 .52%
Airbnb, Inc., Class A
(a)
9,367 1,230,917
Alphabet, Inc., Class C 59,872 11,402,024
Amazon.com, Inc.
(a)
53,968 11,840,040
Netflix, Inc.
(a)
4,295 3,828,219
$ 28,301,200
Lodging - 3 .24%
Hilton Worldwide Holdings, Inc. 11,785 2,912,781
Pharmaceuticals - 2 .42%
Zoetis, Inc. 13,361 2,176,908
Private Equity - 5 .52%
Brookfield Corp. 86,283 4,956,958
Real Estate - 2 .37%
CoStar Group, Inc.
(a)
29,700 2,126,223
Retail - 2 .42%
O'Reilly Automotive, Inc.
(a)
1,830 2,170,014
Semiconductors - 1 .35%
Broadcom, Inc. 5,208 1,207,423
Software - 21 .84%
Cadence Design Systems, Inc.
(a)
10,209 3,067,396
Intuit, Inc. 4,923 3,094,106
Microsoft Corp. 26,957 11,362,375
Roper Technologies, Inc. 4,008 2,083,559
$ 19,607,436
TOTAL COMMON STOCKS a $ 89,604,716
INVESTMENT COMPANIES - 0 .36 % Shares Held Value
Money Market Funds - 0 .36% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.42%
(b)
325,804 $ 325,804
TOTAL INVESTMENT COMPANIES a $ 325,804
Total Investments
100.16%
$ 89,930,520
Other Assets and Liabilities - (0.16%) (144,666)
TOTAL NET ASSETS - 100.00% $ 89,785,854
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.
Affiliated Securities
June 30, 2024
Value
Purchases
Cost
Sales
Proceeds
December 31, 2024
Value
Principal Government Money Market Fund, Class R-6 4.37% $ — $ 3,029,171 $ 3,029,171 $ —
$ — $ 3,029,171 $ 3,029,171 $ —
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 4.37% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal International Equity ETF
December 31, 2024 (unaudited)
See accompanying notes.
COMMON STOCKS - 98 .04 % Shares Held Value
Aerospace & Defense - 6 .49% - —
Airbus SE 8,036 $ 1,288,402
BAE Systems PLC 89,431 1,285,845
$ 2,574,247
Apparel - 6 .82%
PRADA SpA 134,600 1,042,430
Samsonite International SA
(a)
597,600 1,661,998
$ 2,704,428
Auto Manufacturers - 2 .89%
Toyota Motor Corp. 57,400 1,147,672
Banks - 7 .03%
AIB Group PLC 296,184 1,635,255
National Bank of Greece SA 145,434 1,153,962
$ 2,789,217
Biotechnology - 0 .09%
Zai Lab Ltd., ADR
(b)
1,398 36,614
Building Materials - 2 .82%
CRH PLC 12,055 1,118,895
Coal - 2 .52%
Teck Resources Ltd., Class B 24,600 997,383
Cosmetics & Personal Care - 4 .55%
Unilever PLC 31,653 1,802,208
Entertainment - 2 .79%
Entain PLC 128,576 1,106,146
Healthcare - Products - 3 .08%
Smith & Nephew PLC 98,400 1,221,275
Insurance - 12 .05%
AIA Group Ltd. 155,200 1,125,036
AXA SA 38,622 1,373,026
Hannover Rueck SE 5,495 1,374,047
Sompo Holdings, Inc. 34,600 905,764
$ 4,777,873
Internet - 6 .73%
JD.com, Inc., ADR 35,998 1,248,051
Tencent Holdings Ltd., ADR 26,733 1,421,661
$ 2,669,712
Machinery - Construction & Mining - 2 .42%
Weir Group PLC 35,046 958,210
Oil & Gas - 5 .53%
Noble Corp. PLC 32,554 1,022,196
Suncor Energy, Inc. 32,800 1,170,801
$ 2,192,997
Pharmaceuticals - 7 .16%
AstraZeneca PLC 10,661 1,397,112
Sanofi SA 14,857 1,442,623
$ 2,839,735
Retail - 3 .03%
Dollarama, Inc. 12,300 1,200,351
Semiconductors - 13 .56%
ASML Holding NV 2,217 1,558,620
Renesas Electronics Corp.
(b)
82,000 1,066,529
Samsung Electronics Co. Ltd. 35,421 1,280,031
Taiwan Semiconductor Manufacturing Co. Ltd.,
ADR 7,462 1,473,670
$ 5,378,850
Telecommunications - 4 .83%
Deutsche Telekom AG 64,042 1,916,502
Toys,Games & Hobbies - 3 .65%
Nintendo Co. Ltd. 24,600 1,448,374
TOTAL COMMON STOCKS a $ 38,880,689
INVESTMENT COMPANIES - 1 .95 % Shares Held Value
Money Market Funds - 1 .95% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.42%
(c)
775,142 $ 775,142
TOTAL INVESTMENT COMPANIES a $ 775,142
Total Investments
99.99%
$ 39,655,831
Other Assets and Liabilities - 0.01% 5,505
TOTAL NET ASSETS - 100.00% $ 39,661,336
(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,661,998 or 4.19% of net assets.
(b)
Non-income producing security.
(c)
1-day yield shown as of period end.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
December 31, 2024 (unaudited)
See accompanying notes.
INVESTMENT COMPANIES - 1 .62 % Shares Held Value
Money Market Funds - 1 .62% - —
Principal Government Money Market Fund,
Class R-6 4.37%
(a),(b),(c)
800,320 $ 800,320
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.42%
(a)
682,135 682,135
TOTAL INVESTMENT COMPANIES a $ 1,482,455
BONDS - 97 .83%
Principal
Amount Value
Aerospace & Defense - 3 .26% — —
BAE Systems PLC
5.00%, 03/26/2027
(d)
$ 415,000 $ 416,766
Boeing Co.
2.20%, 02/04/2026 598,000 579,935
5.81%, 05/01/2050 221,000 205,564
6.26%, 05/01/2027 172,000 176,091
L3Harris Technologies, Inc.
5.05%, 06/01/2029 180,000 179,959
RTX Corp.
4.13%, 11/16/2028 561,000 546,032
6.10%, 03/15/2034 836,000 880,304
$ 2,984,651
Agriculture - 1 .59%
BAT Capital Corp.
4.54%, 08/15/2047 445,000 350,939
4.76%, 09/06/2049 613,000 496,208
5.83%, 02/20/2031 245,000 250,455
Philip Morris International, Inc.
4.63%, 11/01/2029 361,000 356,065
$ 1,453,667
Airlines - 2 .46%
AS Mileage Plan IP Ltd.
5.02%, 10/20/2029
(d)
207,000 201,633
5.31%, 10/20/2031
(d)
334,000 326,101
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028
(d)
1,212,940 1,196,375
United Airlines Pass-Through Trust , Class A
5.88%, 08/15/2038 517,000 526,065
$ 2,250,174
Auto Manufacturers - 2 .29%
Ford Motor Credit Co. LLC
5.80%, 03/08/2029 450,000 450,160
6.13%, 03/08/2034
(e)
252,000 246,554
Hyundai Capital America
5.30%, 06/24/2029
(d)
248,000 248,682
5.40%, 01/08/2031
(d)
299,000 298,900
5.40%, 06/24/2031
(d)
202,000 201,978
6.50%, 01/16/2029
(d)
626,000 653,415
$ 2,099,689
Banks - 27 .20%
AIB Group PLC
(6-month Secured Overnight Financing Rate
+ 1.91%),
5.87%, 03/28/2035
(d),(f)
515,000 514,995
Bank of America Corp.
(6-month Secured Overnight Financing Rate
+ 1.32%),
2.69%, 04/22/2032
(f)
2,334,000 2,006,284
(6-month Secured Overnight Financing Rate
+ 1.74%),
5.52%, 10/25/2035
(f)
277,000 270,829
Bank of New York Mellon Corp.
(6-month Secured Overnight Financing Rate
+ 1.61%),
4.97%, 04/26/2034
(f)
283,000 277,347
Barclays PLC
(6-month Secured Overnight Financing Rate
+ 1.91%),
5.34%, 09/10/2035
(f)
531,000 510,015
BONDS (continued)
Principal
Amount Value
Banks (continued)
Citigroup, Inc.
(5-year Treasury Constant Maturity Rate +
1.28%),
5.59%, 11/19/2034
(f)
$ 309,000 $ 306,337
Commonwealth Bank of Australia
5.84%, 03/13/2034
(d)
338,000 341,667
Danske Bank AS
(1-year Treasury Constant Maturity Rate +
1.10%),
4.61%, 10/02/2030
(d),(f)
288,000 279,430
(1-year Treasury Constant Maturity Rate +
1.40%),
5.71%, 03/01/2030
(d),(f)
458,000 464,306
Deutsche Bank AG
(6-month Secured Overnight Financing Rate
+ 2.05%),
5.40%, 09/11/2035
(f)
373,000 353,403
(6-month Secured Overnight Financing Rate
+ 1.59%),
5.71%, 02/08/2028
(f)
365,000 368,890
Goldman Sachs Group, Inc.
(6-month Secured Overnight Financing Rate
+ 1.42%),
5.02%, 10/23/2035
(f)
641,000 613,451
(6-month Secured Overnight Financing Rate
+ 1.58%),
5.56%, 11/19/2045
(f)
294,000 283,932
HSBC Holdings PLC
(6-month Secured Overnight Financing Rate
+ 1.06%),
5.60%, 05/17/2028
(f)
981,000 991,514
(6-month Secured Overnight Financing Rate
+ 1.52%),
5.73%, 05/17/2032
(f)
238,000 240,775
Huntington Bancshares, Inc.
(6-month Secured Overnight Financing Rate
+ 1.87%),
5.71%, 02/02/2035
(f)
1,089,000 1,086,884
(5-year Treasury Constant Maturity Rate +
1.70%),
6.14%, 11/18/2039
(f)
264,000 263,657
JPMorgan Chase & Co.
(6-month Secured Overnight Financing Rate
+ 1.81%),
6.25%, 10/23/2034
(f)
2,308,000 2,439,312
KBC Group NV
(1-year Treasury Constant Maturity Rate +
1.07%),
4.93%, 10/16/2030
(d),(f)
340,000 334,623
KeyBank NA
5.00%, 01/26/2033 277,000 265,675
KeyCorp
(6-month Secured Overnight Financing Rate
+ 2.42%),
6.40%, 03/06/2035
(f)
336,000 349,712
Morgan Stanley
(6-month Secured Overnight Financing Rate
+ 1.56%),
5.32%, 07/19/2035
(f)
726,000 714,100
(6-month Secured Overnight Financing Rate
+ 1.73%),
5.47%, 01/18/2035
(f)
3,026,000 3,009,095
(6-month Secured Overnight Financing Rate
+ 1.71%),
5.52%, 11/19/2055
(f)
221,000 212,981
(6-month Secured Overnight Financing Rate
+ 1.58%),
5.83%, 04/19/2035
(f)
148,000 150,819

Schedule of Investments
Principal Investment Grade Corporate Active ETF
December 31, 2024 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Banks (continued)
NatWest Group PLC
(1-year Treasury Constant Maturity Rate +
1.22%),
4.96%, 08/15/2030
(f)
$ 208,000 $ 204,879
PNC Financial Services Group, Inc.
(6-month Secured Overnight Financing Rate
+ 1.60%),
5.40%, 07/23/2035
(f)
298,000 295,684
(6-month Secured Overnight Financing Rate
+ 1.90%),
5.68%, 01/22/2035
(f)
1,320,000 1,335,240
(6-month Secured Overnight Financing Rate
+ 2.28%),
6.88%, 10/20/2034
(f)
176,000 192,115
Truist Financial Corp.
(6-month Secured Overnight Financing Rate
+ 1.62%),
5.44%, 01/24/2030
(f)
182,000 183,606
(6-month Secured Overnight Financing Rate
+ 1.63%),
5.90%, 10/28/2026
(f)
206,000 207,572
(6-month Secured Overnight Financing Rate
+ 2.45%),
7.16%, 10/30/2029
(f)
425,000 454,452
U.S. Bancorp
(6-month Secured Overnight Financing Rate
+ 1.25%),
5.10%, 07/23/2030
(f)
288,000 287,644
(6-month Secured Overnight Financing Rate
+ 1.86%),
5.68%, 01/23/2035
(f)
714,000 720,027
UBS Group AG
(1-year Treasury Constant Maturity Rate +
1.75%),
4.75%, 05/12/2028
(d),(f)
1,468,000 1,458,830
(1-year Treasury Constant Maturity Rate +
1.77%),
5.70%, 02/08/2035
(d),(f)
247,000 248,616
Wells Fargo & Co.
(6-month Secured Overnight Financing Rate
+ 2.10%),
2.39%, 06/02/2028
(f)
2,067,000 1,946,758
Westpac Banking Corp.
(5-year Treasury Constant Maturity Rate +
2.00%),
4.11%, 07/24/2034
(f)
430,000 404,945
(1-year Treasury Constant Maturity Rate +
1.20%),
5.62%, 11/20/2035
(f)
332,000 326,145
$ 24,916,546
Beverages - 0 .35%
Anheuser-Busch Cos. LLC/Anheuser-Busch
InBev Worldwide, Inc.
4.90%, 02/01/2046 349,000 317,369
Biotechnology - 0 .83%
Amgen, Inc.
5.60%, 03/02/2043 783,000 761,175
Chemicals - 0 .32%
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027
(d)
245,000 225,004
3.47%, 12/01/2050
(d)
106,000 69,431
$ 294,435
Commercial Services - 0 .26%
Ashtead Capital, Inc.
5.80%, 04/15/2034
(d)
242,000 242,183
Computers - 1 .82%
Apple, Inc.
3.95%, 08/08/2052 181,000 144,001
BONDS (continued)
Principal
Amount Value
Computers (continued)
Hewlett Packard Enterprise Co.
4.55%, 10/15/2029 $ 642,000 $ 625,815
5.00%, 10/15/2034 374,000 359,479
5.60%, 10/15/2054 573,000 539,364
$ 1,668,659
Diversified Financial Services - 3 .71%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
3.40%, 10/29/2033 1,166,000 992,991
3.85%, 10/29/2041 790 618
4.63%, 09/10/2029 194,000 189,730
(5-year Treasury Constant Maturity Rate +
2.72%),
6.95%, 03/10/2055
(f)
197,000 202,747
Aircastle Ltd.
5.95%, 02/15/2029
(d)
147,000 150,058
Aircastle Ltd./Aircastle Ireland DAC
5.75%, 10/01/2031
(d)
517,000 520,480
Apollo Global Management, Inc.
(5-year Treasury Constant Maturity Rate +
2.17%),
6.00%, 12/15/2054
(e),(f)
207,000 203,776
Atlas Warehouse Lending Co. LP
6.05%, 01/15/2028
(d)
259,000 259,387
6.25%, 01/15/2030
(d)
259,000 257,442
Blackstone Holdings Finance Co. LLC
2.85%, 08/05/2051
(d)
667,342 398,887
Charles Schwab Corp.
(6-month Secured Overnight Financing Rate
+ 2.50%),
5.85%, 05/19/2034
(f)
142,000 146,169
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/2029
(d)
78,000 80,257
$ 3,402,542
Electric - 11 .16%
Alliant Energy Finance LLC
5.95%, 03/30/2029
(d)
147,000 150,447
Commonwealth Edison Co.
4.00%, 03/01/2049 684,000 526,589
Consolidated Edison Co. of New York, Inc.
5.90%, 11/15/2053 156,000 158,030
Duke Energy Carolinas LLC
3.75%, 06/01/2045 684,000 523,428
Duke Energy Florida LLC
6.20%, 11/15/2053 192,000 202,341
FirstEnergy Corp.
4.85%, 07/15/2047 514,000 438,407
Florida Power & Light Co.
3.95%, 03/01/2048 514,000 403,521
Indianapolis Power & Light Co.
5.70%, 04/01/2054
(d)
362,000 355,455
Kentucky Utilities Co.
4.38%, 10/01/2045 735,000 608,899
MidAmerican Energy Co.
3.15%, 04/15/2050 396,000 265,700
4.40%, 10/15/2044 684,000 584,730
Monongahela Power Co.
3.55%, 05/15/2027
(d)
530,000 514,105
NextEra Energy Capital Holdings, Inc.
(5-year Treasury Constant Maturity Rate +
2.36%),
6.70%, 09/01/2054
(f)
624,000 635,103
(5-year Treasury Constant Maturity Rate +
2.46%),
6.75%, 06/15/2054
(f)
278,000 284,806
Northern States Power Co.
5.10%, 05/15/2053 367,000 339,511
NRG Energy, Inc.
2.00%, 12/02/2025
(d)
690,000 669,995

Schedule of Investments
Principal Investment Grade Corporate Active ETF
December 31, 2024 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Electric (continued)
Oncor Electric Delivery Co. LLC
5.55%, 06/15/2054
(d)
$ 184,000 $ 179,250
Pacific Gas & Electric Co.
2.95%, 03/01/2026 1,294,000 1,265,202
5.55%, 05/15/2029 450,000 457,338
Sempra
(5-year Treasury Constant Maturity Rate +
2.14%),
6.55%, 04/01/2055
(f)
621,000 616,126
Southwestern Public Service Co.
4.50%, 08/15/2041 177,000 151,997
6.00%, 06/01/2054 560,000 566,063
Xcel Energy, Inc.
5.45%, 08/15/2033 331,000 328,335
$ 10,225,378
Electronics - 0 .12%
Amphenol Corp.
5.38%, 11/15/2054 118,000 112,172
Engineering & Construction - 0 .24%
CIMIC Finance USA Pty. Ltd.
7.00%, 03/25/2034
(d)
210,000 217,102
Entertainment - 0 .61%
Warnermedia Holdings, Inc.
5.14%, 03/15/2052 749,000 556,510
Environmental Control - 0 .37%
Waste Management, Inc.
4.95%, 03/15/2035 352,000 343,182
Food - 0 .47%
JBS USA Holding Lux SARL/JBS USA Food
Co./JBS Lux Co. SARL
4.38%, 02/02/2052 566,400 426,865
Sysco Corp.
3.15%, 12/14/2051 736 474
$ 427,339
Gas - 1 .05%
NiSource, Inc.
5.25%, 03/30/2028 93,000 93,806
(5-year Treasury Constant Maturity Rate +
2.45%),
6.95%, 11/30/2054
(f)
578,000 588,467
Southern California Gas Co.
5.05%, 09/01/2034 282,000 277,864
$ 960,137
Healthcare - Services - 3 .21%
Centene Corp.
2.45%, 07/15/2028 1,473,000 1,325,565
HCA, Inc.
5.45%, 04/01/2031 331,000 330,334
5.45%, 09/15/2034 504,000 491,244
6.00%, 04/01/2054 150,000 142,892
UnitedHealth Group, Inc.
2.75%, 05/15/2040 700,000 494,973
5.75%, 07/15/2064 160,000 155,466
$ 2,940,474
Insurance - 3 .54%
AIA Group Ltd.
5.40%, 09/30/2054
(d)
324,000 300,121
American International Group, Inc.
5.13%, 03/27/2033 124,000 122,460
Aon North America, Inc.
5.45%, 03/01/2034 229,000 228,601
5.75%, 03/01/2054 295,000 287,654
Arthur J Gallagher & Co.
2.40%, 11/09/2031 844,000 706,868
5.55%, 02/15/2055 248,000 238,113
Athene Holding Ltd.
6.25%, 04/01/2054 385,000 385,661
Corebridge Financial, Inc.
5.75%, 01/15/2034 540,000 550,059
BONDS (continued)
Principal
Amount Value
Insurance (continued)
MetLife, Inc.
5.00%, 07/15/2052 $ 125,000 $ 112,943
Reinsurance Group of America, Inc.
5.75%, 09/15/2034 147,000 148,157
Sammons Financial Group Global Funding
5.10%, 12/10/2029
(d)
161,000 159,812
$ 3,240,449
Internet - 1 .23%
Meta Platforms, Inc.
5.40%, 08/15/2054 203,000 196,578
Netflix, Inc.
5.88%, 11/15/2028 897,000 929,505
$ 1,126,083
Iron & Steel - 0 .12%
Steel Dynamics, Inc.
5.38%, 08/15/2034 109,000 108,053
Media - 1 .84%
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.80%, 03/01/2050 445,000 334,265
5.25%, 04/01/2053 440,000 355,133
Comcast Corp.
3.97%, 11/01/2047 787,000 596,375
5.65%, 06/01/2054 114,000 110,201
Paramount Global
4.20%, 05/19/2032 334,000 294,360
$ 1,690,334
Mining - 1 .90%
Glencore Funding LLC
5.37%, 04/04/2029
(d)
1,055,000 1,063,299
6.13%, 10/06/2028
(d)
661,000 681,620
$ 1,744,919
Oil & Gas - 1 .64%
Diamondback Energy, Inc.
5.75%, 04/18/2054 356,000 334,081
Occidental Petroleum Corp.
5.20%, 08/01/2029 456,000 452,422
6.60%, 03/15/2046 454,000 458,342
Saudi Arabian Oil Co.
5.75%, 07/17/2054
(d)
274,000 256,242
$ 1,501,087
Packaging & Containers - 1 .70%
Packaging Corp. of America
5.70%, 12/01/2033 626,000 638,956
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030
(d)
601,000 604,354
Sonoco Products Co.
4.60%, 09/01/2029 168,000 163,603
5.00%, 09/01/2034 156,000 147,928
$ 1,554,841
Pharmaceuticals - 2 .89%
AbbVie, Inc.
3.20%, 11/21/2029 702,000 651,563
4.25%, 11/21/2049 576,000 468,313
4.95%, 03/15/2031 920,000 919,814
5.40%, 03/15/2054 276,000 265,666
5.50%, 03/15/2064 156,000 148,941
Bristol-Myers Squibb Co.
4.25%, 10/26/2049 238,000 192,258
$ 2,646,555
Pipelines - 5 .99%
Cheniere Energy, Inc.
5.65%, 04/15/2034 180,000 181,034
DT Midstream, Inc.
4.13%, 06/15/2029
(d)
943,000 880,647
5.80%, 12/15/2034
(d)
141,000 141,993
Eastern Energy Gas Holdings LLC
5.65%, 10/15/2054 91,000 85,827

Schedule of Investments
Principal Investment Grade Corporate Active ETF
December 31, 2024 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Pipelines (continued)
Energy Transfer LP
3.75%, 05/15/2030 $ 879,000 $ 820,085
5.15%, 03/15/2045 602,000 526,830
5.25%, 07/01/2029 111,000 111,528
6.05%, 09/01/2054 202,000 197,698
Enterprise Products Operating LLC
3.13%, 07/31/2029 1,406,000 1,308,309
Kinder Morgan, Inc.
5.40%, 02/01/2034 720,000 709,022
MPLX LP
5.50%, 06/01/2034 257,000 253,292
ONEOK, Inc.
4.40%, 10/15/2029 280,000 271,461
$ 5,487,726
Real Estate - 1 .14%
CoStar Group, Inc.
2.80%, 07/15/2030
(d),(e)
1,196,000 1,044,389
REITs - 3 .11%
American Homes 4 Rent LP
2.38%, 07/15/2031 430,000 359,764
4.25%, 02/15/2028 89,000 86,832
5.50%, 07/15/2034 919,000 910,680
Cousins Properties LP
5.38%, 02/15/2032 189,000 185,620
Crown Castle, Inc.
5.80%, 03/01/2034 626,000 637,748
Realty Income Corp.
3.10%, 12/15/2029 70 64
3.20%, 02/15/2031 744,000 667,348
$ 2,848,056
Semiconductors - 2 .67%
Broadcom, Inc.
4.11%, 09/15/2028 4,000 3,907
4.35%, 02/15/2030 359,000 349,305
4.55%, 02/15/2032 207,000 200,175
5.05%, 07/12/2029 217,000 217,824
5.15%, 11/15/2031 253,000 254,638
Intel Corp.
4.75%, 03/25/2050 156,000 120,573
Marvell Technology, Inc.
2.95%, 04/15/2031 346,000 303,502
5.95%, 09/15/2033 441,000 457,856
Micron Technology, Inc.
5.30%, 01/15/2031 238,000 237,762
6.75%, 11/01/2029 279,000 297,044
$ 2,442,586
Shipbuilding - 0 .39%
Huntington Ingalls Industries, Inc.
5.75%, 01/15/2035 362,000 361,020
Software - 4 .01%
Oracle Corp.
3.95%, 03/25/2051 485,000 359,242
4.00%, 07/15/2046 701,000 539,471
Take-Two Interactive Software, Inc.
4.00%, 04/14/2032 789,000 728,191
4.95%, 03/28/2028 299,000 298,845
5.40%, 06/12/2029 199,000 201,819
VMware LLC
4.65%, 05/15/2027 1,554,000 1,547,431
$ 3,674,999
Telecommunications - 3 .02%
AT&T, Inc.
2.55%, 12/01/2033 420,000 338,324
3.50%, 09/15/2053 2,086,000 1,404,588
Verizon Communications, Inc.
2.36%, 03/15/2032 503,000 417,139
2.65%, 11/20/2040 518,000 354,179
BONDS (continued)
Principal
Amount Value
Telecommunications (continued)
Vodafone Group PLC
5.75%, 06/28/2054 $ 258,000 $ 248,833
$ 2,763,063
Transportation - 0 .45%
Norfolk Southern Corp.
5.35%, 08/01/2054 435,000 414,149
Water - 0 .87%
Essential Utilities, Inc.
2.40%, 05/01/2031 934,000 792,963
TOTAL BONDS a $ 89,614,656
Total Investments
99.45%
$ 91,097,111
Other Assets and Liabilities - 0.55% 500,014
TOTAL NET ASSETS - 100.00% $ 91,597,125
(a)
1-day yield shown as of period end.
(b)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $800,320 or
0.87% of net assets.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $16,608,277 or 18.13% of net assets.
(e)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $783,498 or 0.86% of net assets.
(f)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
December 31, 2024 (unaudited)
See accompanying notes.
Affiliated Securities
June 30, 2024
Value
Purchases
Cost
Sales
Proceeds
December 31, 2024
Value
Principal Government Money Market Fund, Class R-6 4.37% $ — $ 9,523,753 $ 8,723,433 $ 800,320
$ — $ 9,523,753 $ 8,723,433 $ 800,320
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 4.37% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type   Contracts Notional Amount
Value and Unrealized
Appreciation/(Depreciation)
U.S. 2 Year Treasury Notes CBT; March 2025 Long 13 $ 2,672,922 $ 1,011
U.S. 5 Year Treasury Notes CBT; March 2025 Short 5 531,523 4,443
U.S. 10 Year Treasury Notes CBT; March 2025 Short 17 1,848,750 15,636
U.S. 10 Year Ultra Treasury Notes; March 2025 Short 51 5,676,937 70,392
U.S. Long Bonds CBT; March 2025 Long 21 2,390,719 (69,272)
U.S. Ultra Long-Term Treasury Bond CBT; March 2025 Long 13 1,545,781 (87,311)
Total $ (65,101)

Schedule of Investments
Principal Quality ETF
December 31, 2024 (unaudited)
See accompanying notes.
COMMON STOCKS - 99 .83 % Shares Held Value
Auto Parts & Equipment - 0 .78% - —
Aptiv PLC
(a)
7,529 $ 455,354
Building Materials - 3 .26%
Martin Marietta Materials, Inc. 1,017 525,280
Trane Technologies PLC 2,188 808,138
Vulcan Materials Co. 2,244 577,224
$ 1,910,642
Chemicals - 1 .98%
Ecolab, Inc. 2,761 646,957
PPG Industries, Inc. 4,313 515,188
$ 1,162,145
Commercial Services - 3 .49%
Corpay, Inc.
(a)
1,964 664,657
Global Payments, Inc. 4,592 514,580
PayPal Holdings, Inc.
(a)
10,170 868,009
$ 2,047,246
Computers - 12 .19%
Accenture PLC, Class A 2,268 797,860
Apple, Inc. 13,721 3,436,013
Gartner, Inc.
(a)
1,284 622,059
Hewlett Packard Enterprise Co. 34,728 741,443
International Business Machines Corp. 4,046 889,432
NetApp, Inc. 5,672 658,406
$ 7,145,213
Distribution & Wholesale - 2 .18%
Copart, Inc.
(a)
10,965 629,281
WW Grainger, Inc. 614 647,187
$ 1,276,468
Diversified Financial Services - 1 .05%
Cboe Global Markets, Inc. 3,151 615,705
Electrical Components & Equipment - 2 .36%
AMETEK, Inc. 3,346 603,150
Eaton Corp. PLC 2,361 783,545
$ 1,386,695
Electronics - 3 .19%
Allegion PLC 4,357 569,373
Jabil, Inc. 4,660 670,574
Keysight Technologies, Inc.
(a)
3,923 630,151
$ 1,870,098
Environmental Control - 1 .11%
Republic Services, Inc. 3,231 650,012
Food - 0 .97%
Sysco Corp. 7,477 571,691
Hand & Machine Tools - 1 .15%
Snap-on, Inc. 1,979 671,831
Healthcare - Products - 6 .71%
Agilent Technologies, Inc. 4,126 554,287
Boston Scientific Corp.
(a)
10,207 911,689
Edwards Lifesciences Corp.
(a)
6,764 500,739
Stryker Corp. 2,001 720,460
Thermo Fisher Scientific, Inc. 1,444 751,212
West Pharmaceutical Services, Inc. 1,521 498,219
$ 3,936,606
Healthcare - Services - 0 .81%
IQVIA Holdings, Inc.
(a)
2,423 476,144
Home Builders - 1 .94%
DR Horton, Inc. 4,031 563,615
PulteGroup, Inc. 5,266 573,467
$ 1,137,082
Household Products & Wares - 2 .09%
Church & Dwight Co., Inc. 5,618 588,261
Kimberly-Clark Corp. 4,875 638,820
$ 1,227,081
Insurance - 0 .23%
Berkshire Hathaway, Inc., Class B
(a)
299 135,531
Internet - 10 .49%
Alphabet, Inc., Class A 1,699 321,621
Alphabet, Inc., Class C 6,267 1,193,487
Amazon.com, Inc.
(a)
6,798 1,491,413
CDW Corp. 2,425 422,047
F5, Inc.
(a)
3,023 760,194
COMMON STOCKS (continued) Shares Held Value
Internet (continued)
Meta Platforms, Inc., Class A 1,116 $ 653,429
Netflix, Inc.
(a)
1,466 1,306,675
$ 6,148,866
Machinery - Diversified - 3 .73%
Dover Corp. 3,330 624,708
IDEX Corp. 2,405 503,343
Nordson Corp. 2,174 454,888
Rockwell Automation, Inc. 2,117 605,017
$ 2,187,956
Media - 0 .99%
FactSet Research Systems, Inc. 1,213 582,580
Miscellaneous Manufacturers - 1 .80%
A.O. Smith Corp. 6,515 444,388
Illinois Tool Works, Inc. 2,419 613,362
$ 1,057,750
Oil & Gas Services - 0 .80%
Schlumberger NV 12,273 470,547
Pharmaceuticals - 1 .05%
Zoetis, Inc. 3,785 616,690
Retail - 3 .19%
Chipotle Mexican Grill, Inc.
(a)
11,826 713,108
O'Reilly Automotive, Inc.
(a)
573 679,463
Ulta Beauty, Inc.
(a)
1,096 476,683
$ 1,869,254
Semiconductors - 14 .92%
Advanced Micro Devices, Inc.
(a)
4,929 595,374
Applied Materials, Inc. 3,845 625,312
Broadcom, Inc. 10,045 2,328,833
KLA Corp. 988 622,559
Microchip Technology, Inc. 6,931 397,493
Monolithic Power Systems, Inc. 866 512,412
NVIDIA Corp. 21,866 2,936,385
QUALCOMM, Inc. 4,750 729,695
$ 8,748,063
Software - 15 .61%
Broadridge Financial Solutions, Inc. 2,914 658,826
Cadence Design Systems, Inc.
(a)
2,216 665,820
Fiserv, Inc.
(a)
4,460 916,173
Intuit, Inc. 1,238 778,083
Microsoft Corp. 10,704 4,511,736
Salesforce, Inc. 3,107 1,038,763
Synopsys, Inc.
(a)
1,198 581,461
$ 9,150,862
Telecommunications - 1 .76%
Arista Networks, Inc.
(a)
9,324 1,030,582
TOTAL COMMON STOCKS a $ 58,538,694
INVESTMENT COMPANIES - 0 .13 % Shares Held Value
Money Market Funds - 0 .13% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.42%
(b)
75,478 $ 75,478
TOTAL INVESTMENT COMPANIES a $ 75,478
Total Investments
99.96%
$ 58,614,172
Other Assets and Liabilities - 0.04% 22,113
TOTAL NET ASSETS - 100.00% $ 58,636,285
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.

Schedule of Investments
Principal Real Estate Active Opportunities ETF
December 31, 2024 (unaudited)
See accompanying notes.
COMMON STOCKS - 98 .43 % Shares Held Value
Entertainment - 1 .53% - —
Marriott Vacations Worldwide Corp. 2,007 $ 180,228
REITs - 96 .90%
American Healthcare REIT, Inc. 23,559 669,547
American Homes 4 Rent, Class A 17,624 659,490
American Tower Corp. 4,087 749,597
Americold Realty Trust, Inc. 23,357 499,840
Crown Castle, Inc. 2,066 187,510
Digital Realty Trust, Inc. 2,527 448,113
Equinix, Inc. 997 940,061
Equity LifeStyle Properties, Inc. 5,139 342,257
Extra Space Storage, Inc. 4,285 641,036
Gaming & Leisure Properties, Inc. 10,230 492,677
Invitation Homes, Inc. 18,017 576,003
Lineage, Inc. 5,422 317,567
National Health Investors, Inc. 5,097 353,222
Rexford Industrial Realty, Inc. 11,192 432,683
Ryman Hospitality Properties, Inc. 2,985 311,455
Sabra Health Care REIT, Inc. 31,610 547,485
SBA Communications Corp. 2,589 527,638
Sunstone Hotel Investors, Inc. 21,534 254,963
Terreno Realty Corp. 6,395 378,200
Ventas, Inc. 17,103 1,007,196
VICI Properties, Inc. 16,964 495,518
Welltower, Inc. 4,569 575,831
$ 11,407,889
TOTAL COMMON STOCKS a $ 11,588,117
INVESTMENT COMPANIES - 1 .19 % Shares Held Value
Money Market Funds - 1 .19% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.42%
(a)
140,321 $ 140,321
TOTAL INVESTMENT COMPANIES a $ 140,321
Total Investments
99.62%
$ 11,728,438
Other Assets and Liabilities - 0.38% 44,714
TOTAL NET ASSETS - 100.00% $ 11,773,152
(a)
1-day yield shown as of period end.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
December 31, 2024 (unaudited)
See accompanying notes.
INVESTMENT COMPANIES - 3 .50 % Shares Held Value
Money Market Funds - 3 .50% - —
Principal Government Money Market Fund,
Class R-6 4.37%
(a),(b),(c)
15,853,593 $ 15,853,593
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.42%
(a)
21,074,701 21,074,701
TOTAL INVESTMENT COMPANIES a $ 36,928,294
BONDS - 97 .00%
Principal
Amount Value
Banks - 52 .67% — —
Bank of America Corp.
(5-year Treasury Constant Maturity Rate +
2.76%),
4.38%, 01/27/2027
(d),(e)
$ 18,925,000 $ 18,221,788
(5-year Treasury Constant Maturity Rate +
3.23%),
6.13%, 04/27/2027
(d),(e)
12,308,000 12,388,974
Bank of Montreal
(5-year Treasury Constant Maturity Rate +
2.98%),
6.70%, 02/25/2025
(d),(e),(f)
4,112,000 4,119,011
(5-year Treasury Constant Maturity Rate +
3.01%),
7.30%, 11/26/2084
(e)
13,500,000 13,794,098
(5-year Treasury Constant Maturity Rate +
3.45%),
7.70%, 05/26/2084
(e)
2,945,000 3,055,452
Bank of New York Mellon Corp.
(5-year Treasury Constant Maturity Rate +
3.35%),
3.70%, 03/20/2026
(d),(e)
16,900,000 16,385,904
(5-year Treasury Constant Maturity Rate +
2.63%),
3.75%, 12/20/2026
(d),(e)
13,427,000 12,689,520
(3-month Term Secured Overnight Financing
Rate + 3.39%),
4.63%, 09/20/2026
(d),(e)
1,404,000 1,370,781
(5-year Treasury Constant Maturity Rate +
4.36%),
4.70%, 09/20/2025
(d),(e)
7,900,000 7,825,018
Bank of Nova Scotia
(5-year Treasury Constant Maturity Rate +
4.55%),
4.90%, 06/04/2025
(d),(e)
16,135,000 15,967,112
(5-year Treasury Constant Maturity Rate +
4.38%),
8.63%, 10/27/2082
(e)
21,578,000 22,902,700
Canadian Imperial Bank of Commerce
(5-year Treasury Constant Maturity Rate +
2.83%),
6.95%, 01/28/2085
(e)
5,915,000 5,878,070
Citigroup, Inc.
(5-year Treasury Constant Maturity Rate +
3.42%),
3.88%, 02/18/2026
(d),(e)
12,289,000 11,931,638
(5-year Treasury Constant Maturity Rate +
3.60%),
4.00%, 12/10/2025
(d),(e)
16,102,000 15,677,286
(6-month Secured Overnight Financing Rate
+ 3.23%),
4.70%, 01/30/2025
(d),(e)
3,000,000 2,981,120
(5-year Treasury Constant Maturity Rate +
2.57%),
6.75%, 02/15/2030
(d),(e)
2,500,000 2,479,667
(10-year Treasury Constant Maturity Rate +
2.76%),
7.00%, 08/15/2034
(d),(e)
3,000,000 3,163,725
(5-year Treasury Constant Maturity Rate +
2.69%),
7.13%, 08/15/2029
(d),(e)
500,000 509,289
BONDS (continued)
Principal
Amount Value
Banks (continued)
Citigroup, Inc. (continued)
(5-year Treasury Constant Maturity Rate +
3.20%),
7.38%, 05/15/2028
(d),(e),(f)
$ 7,530,000 $ 7,757,722
Citizens Financial Group, Inc.
(5-year Treasury Constant Maturity Rate +
3.22%),
4.00%, 10/06/2026
(d),(e)
10,435,000 9,906,220
(5-year Treasury Constant Maturity Rate +
5.31%),
5.65%, 10/06/2025
(d),(e)
18,905,000 18,772,693
Goldman Sachs Group, Inc.
(5-year Treasury Constant Maturity Rate +
2.92%),
3.65%, 08/10/2026
(d),(e),(f)
2,621,000 2,504,111
(5-year Treasury Constant Maturity Rate +
2.97%),
3.80%, 05/10/2026
(d),(e)
2,855,000 2,756,688
(5-year Treasury Constant Maturity Rate +
2.95%),
4.13%, 11/10/2026
(d),(e)
8,914,000 8,519,351
(10-year Treasury Constant Maturity Rate +
2.40%),
6.13%, 11/10/2034
(d),(e)
11,500,000 11,351,814
(5-year Treasury Constant Maturity Rate +
3.62%),
7.38%, 02/10/2025
(d),(e)
1,754,000 1,752,630
(5-year Treasury Constant Maturity Rate +
2.81%),
7.50%, 05/10/2029
(d),(e)
4,000,000 4,172,858
Huntington Bancshares, Inc.
(7-year Treasury Constant Maturity Rate +
4.05%),
4.45%, 10/15/2027
(d),(e)
5,232,000 4,998,696
(10-year Treasury Constant Maturity Rate +
4.95%),
5.63%, 07/15/2030
(d),(e)
20,103,000 19,619,454
JPMorgan Chase & Co.
(5-year Treasury Constant Maturity Rate +
2.85%),
3.65%, 06/01/2026
(d),(e)
19,205,000 18,630,478
(5-year Treasury Constant Maturity Rate +
2.74%),
6.88%, 06/01/2029
(d),(e)
4,400,000 4,594,649
KeyCorp Capital I
(3-month Term Secured Overnight Financing
Rate + 1.00%),
5.60%, 07/01/2028 7,704,000 7,459,679
KeyCorp Capital III
7.75%, 07/15/2029 9,000,000 9,375,224
M&T Bank Corp.
(5-year Treasury Constant Maturity Rate +
2.68%),
3.50%, 09/01/2026
(d),(e)
19,608,000 18,609,653
(5-year Treasury Constant Maturity Rate +
3.17%),
7.01%, 02/01/2025
(d),(e)
5,000,000 4,968,354
Northern Trust Corp.
(3-month Term Secured Overnight Financing
Rate + 3.46%),
4.60%, 10/01/2026
(d),(e)
2,899,000 2,837,964
PNC Financial Services Group, Inc.
(5-year Treasury Constant Maturity Rate +
2.60%),
3.40%, 09/15/2026
(d),(e)
1,146,000 1,075,624
(5-year Treasury Constant Maturity Rate +
3.00%),
6.00%, 05/15/2027
(d),(e)
5,600,000 5,589,238

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
December 31, 2024 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Banks (continued)
PNC Financial Services Group, Inc. (continued)
(5-year Treasury Constant Maturity Rate +
3.24%),
6.20%, 09/15/2027
(d),(e),(f)
$ 14,108,000 $ 14,168,820
(7-year Treasury Constant Maturity Rate +
2.81%),
6.25%, 03/15/2030
(d),(e)
27,490,000 27,748,791
Royal Bank of Canada
(5-year Treasury Constant Maturity Rate +
2.26%),
6.35%, 11/24/2084
(e),(f)
5,710,000 5,459,357
(5-year Treasury Constant Maturity Rate +
2.89%),
7.50%, 05/02/2084
(e)
10,500,000 10,887,093
State Street Corp.
(5-year Treasury Constant Maturity Rate +
2.61%),
6.70%, 03/15/2029
(d),(e)
7,928,000 8,084,626
(5-year Treasury Constant Maturity Rate +
2.63%),
6.70%, 09/15/2029
(d),(e)
10,600,000 10,817,677
Toronto-Dominion Bank
(5-year Treasury Constant Maturity Rate +
2.98%),
7.25%, 07/31/2084
(e)
6,500,000 6,613,262
(5-year Treasury Constant Maturity Rate +
4.07%),
8.13%, 10/31/2082
(e)
28,435,000 29,638,376
Truist Financial Corp.
(5-year Treasury Constant Maturity Rate +
4.61%),
4.95%, 09/01/2025
(d),(e)
11,697,000 11,593,313
(10-year Treasury Constant Maturity Rate +
4.35%),
5.10%, 03/01/2030
(d),(e)
3,000,000 2,899,692
(3-month Term Secured Overnight Financing
Rate + 0.91%),
5.27%, 03/15/2028 1,250,000 1,224,091
(3-month Term Secured Overnight Financing
Rate + 0.93%),
5.46%, 05/15/2027 4,800,000 4,728,873
(5-year Treasury Constant Maturity Rate +
3.00%),
6.67%, 03/01/2025
(d),(e)
9,194,000 9,144,172
U.S. Bancorp
(5-year Treasury Constant Maturity Rate +
2.54%),
3.70%, 01/15/2027
(d),(e)
21,725,000 20,546,365
(3-month Term Secured Overnight Financing
Rate + 3.18%),
5.30%, 04/15/2027
(d),(e),(f)
5,296,000 5,221,951
Wells Fargo & Co.
(5-year Treasury Constant Maturity Rate +
3.45%),
3.90%, 03/15/2026
(d),(e)
34,456,000 33,478,148
(5-year Treasury Constant Maturity Rate +
2.77%),
6.85%, 09/15/2029
(d),(e)
6,793,000 7,011,398
(5-year Treasury Constant Maturity Rate +
3.61%),
7.63%, 09/15/2028
(d),(e),(f)
9,710,000 10,303,511
$ 556,163,769
Diversified Financial Services - 11 .90%
American Express Co.
(5-year Treasury Constant Maturity Rate +
2.85%),
3.55%, 09/15/2026
(d),(e)
41,767,000 40,145,563
BONDS (continued)
Principal
Amount Value
Diversified Financial Services (continued)
Capital One Financial Corp.
(5-year Treasury Constant Maturity Rate +
3.16%),
3.95%, 09/01/2026
(d),(e),(f)
$ 19,399,000 $ 18,451,017
Charles Schwab Corp.
(5-year Treasury Constant Maturity Rate +
3.17%),
4.00%, 06/01/2026
(d),(e)
24,610,000 23,802,669
(10-year Treasury Constant Maturity Rate +
3.08%),
4.00%, 12/01/2030
(d),(e)
2,000,000 1,726,602
(5-year Treasury Constant Maturity Rate +
3.26%),
5.00%, 06/01/2027
(d),(e),(f)
1,500,000 1,456,143
(5-year Treasury Constant Maturity Rate +
4.97%),
5.38%, 06/01/2025
(d),(e)
8,938,000 8,890,402
Discover Financial Services
(5-year Treasury Constant Maturity Rate +
5.78%),
6.13%, 06/23/2025
(d),(e)
16,441,000 16,350,611
Voya Financial, Inc.
(5-year Treasury Constant Maturity Rate +
3.36%),
7.76%, 09/15/2028
(d),(e)
14,139,000 14,885,016
$ 125,708,023
Electric - 11 .28%
American Electric Power Co., Inc.
(5-year Treasury Constant Maturity Rate +
2.68%),
3.88%, 02/15/2062
(e)
12,928,000 12,154,928
(5-year Treasury Constant Maturity Rate +
2.68%),
6.95%, 12/15/2054
(e),(f)
1,700,000 1,754,014
(5-year Treasury Constant Maturity Rate +
2.75%),
7.05%, 12/15/2054
(e),(f)
3,460,000 3,584,784
CMS Energy Corp.
(5-year Treasury Constant Maturity Rate +
4.12%),
4.75%, 06/01/2050
(e)
3,290,000 3,116,387
Dominion Energy, Inc.
(5-year Treasury Constant Maturity Rate +
3.20%),
4.35%, 01/15/2027
(d),(e)
17,325,000 16,775,415
(5-year Treasury Constant Maturity Rate +
2.21%),
6.63%, 05/15/2055
(e)
2,600,000 2,643,326
(5-year Treasury Constant Maturity Rate +
2.39%),
6.88%, 02/01/2055
(e)
5,439,000 5,651,949
Duke Energy Corp.
(5-year Treasury Constant Maturity Rate +
2.32%),
3.25%, 01/15/2082
(e)
16,385,000 15,230,510
(5-year Treasury Constant Maturity Rate +
2.59%),
6.45%, 09/01/2054
(e)
2,800,000 2,834,012
Emera, Inc.
(3-month USD LIBOR + 5.44%),
6.75%, 06/15/2076
(e)
7,859,000 7,899,780
EUSHI Finance, Inc.
(5-year Treasury Constant Maturity Rate +
3.14%),
7.63%, 12/15/2054
(e),(g)
2,381,000 2,476,964
Evergy, Inc.
(5-year Treasury Constant Maturity Rate +
2.56%),
6.65%, 06/01/2055
(e)
2,000,000 1,999,428

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
December 31, 2024 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Electric (continued)
NextEra Energy Capital Holdings, Inc.
(5-year Treasury Constant Maturity Rate +
2.55%),
3.80%, 03/15/2082
(e)
$ 18,549,000 $ 17,646,376
(5-year Treasury Constant Maturity Rate +
2.36%),
6.70%, 09/01/2054
(e)
7,442,000 7,574,420
Southern Co.
(5-year Treasury Constant Maturity Rate +
3.73%),
4.00%, 01/15/2051
(e)
18,095,000 17,732,069
$ 119,074,362
Gas - 0 .59%
NiSource, Inc.
(5-year Treasury Constant Maturity Rate +
2.45%),
6.95%, 11/30/2054
(e)
6,107,000 6,217,589
Insurance - 12 .87%
Allianz SE
(5-year Treasury Constant Maturity Rate +
3.23%),
6.35%, 09/06/2053
(e),(g)
5,000,000 5,210,580
Argentum Netherlands BV for Swiss Re Ltd.
(3-month USD LIBOR + 3.78%),
5.63%, 08/15/2052
(e)
6,500,000 6,484,680
Argentum Netherlands BV for Zurich Insurance
Co. Ltd.
(5-year Treasury Constant Maturity Rate +
3.27%),
5.13%, 06/01/2048
(e)
4,000,000 3,966,000
Cloverie PLC for Zurich Insurance Co. Ltd.
(3-month USD LIBOR + 4.92%),
5.63%, 06/24/2046
(e)
6,500,000 6,508,125
Corebridge Financial, Inc.
(5-year Treasury Constant Maturity Rate +
2.65%),
6.38%, 09/15/2054
(e)
4,900,000 4,866,490
(5-year Treasury Constant Maturity Rate +
3.85%),
6.88%, 12/15/2052
(e)
11,778,000 12,086,816
Equitable Holdings, Inc.
(5-year Treasury Constant Maturity Rate +
4.74%),
4.95%, 09/15/2025
(d),(e)
4,417,000 4,391,460
Liberty Mutual Group, Inc.
(5-year Treasury Constant Maturity Rate +
3.32%),
4.13%, 12/15/2051
(e),(g)
20,309,000 19,326,259
Meiji Yasuda Life Insurance Co.
(5-year Swap rate + 4.23%),
5.20%, 10/20/2045
(e),(g)
1,210,000 1,207,084
(5-year Treasury Constant Maturity Rate +
3.03%),
5.80%, 09/11/2054
(e),(g)
1,941,000 1,945,598
MetLife, Inc.
(5-year Treasury Constant Maturity Rate +
3.58%),
3.85%, 09/15/2025
(d),(e)
12,824,000 12,590,220
6.40%, 12/15/2066 2,910,000 2,966,216
9.25%, 04/08/2068
(g)
3,485,000 4,098,276
Nippon Life Insurance Co.
(5-year Treasury Constant Maturity Rate +
2.65%),
2.75%, 01/21/2051
(e),(g)
10,587,000 8,931,827
(5-year Treasury Constant Maturity Rate +
2.60%),
2.90%, 09/16/2051
(e),(g)
3,804,000 3,220,606
BONDS (continued)
Principal
Amount Value
Insurance (continued)
Prudential Financial, Inc.
(5-year Treasury Constant Maturity Rate +
3.04%),
3.70%, 10/01/2050
(e)
$ 20,097,000 $ 17,878,167
(5-year Treasury Constant Maturity Rate +
3.16%),
5.13%, 03/01/2052
(e)
5,597,000 5,326,230
Sumitomo Life Insurance Co.
(5-year Treasury Constant Maturity Rate +
2.75%),
3.38%, 04/15/2081
(e),(g)
4,640,000 4,086,498
Swiss RE Subordinated Finance PLC
(3-month Term Secured Overnight Financing
Rate + 1.81%),
5.70%, 04/05/2035
(e),(g)
1,000,000 993,127
Willow No. 2 Ireland PLC for Zurich Insurance
Co. Ltd.
(3-month USD LIBOR + 3.18%),
4.25%, 10/01/2045
(e)
3,000,000 2,968,728
Zurich Finance Ireland Designated Activity Co.
(5-year Treasury Constant Maturity Rate +
2.78%),
3.00%, 04/19/2051
(e)
8,000,000 6,830,000
$ 135,882,987
Oil & Gas - 1 .98%
BP Capital Markets PLC
(5-year Treasury Constant Maturity Rate +
4.04%),
4.38%, 06/22/2025
(d),(e)
2,030,000 2,011,289
(5-year Treasury Constant Maturity Rate +
4.40%),
4.88%, 03/22/2030
(d),(e)
3,459,000 3,296,016
(5-year Treasury Constant Maturity Rate +
1.67%),
6.13%, 03/18/2035
(d),(e)
5,800,000 5,698,867
(5-year Treasury Constant Maturity Rate +
2.15%),
6.45%, 12/01/2033
(d),(e)
9,600,000 9,862,177
$ 20,868,349
Pipelines - 5 .40%
Enbridge, Inc.
(5-year Treasury Constant Maturity Rate +
5.31%),
5.75%, 07/15/2080
(e)
2,733,000 2,642,082
(3-month Term Secured Overnight Financing
Rate + 4.15%),
6.00%, 01/15/2077
(e)
6,312,000 6,251,392
(5-year Treasury Constant Maturity Rate +
4.42%),
7.63%, 01/15/2083
(e)
8,045,000 8,440,709
(5-year Treasury Constant Maturity Rate +
4.43%),
8.50%, 01/15/2084
(e)
12,741,000 14,150,830
Enterprise Products Operating LLC
(3-month Term Secured Overnight Financing
Rate + 3.29%),
5.25%, 08/16/2077
(e)
5,628,000 5,499,197
Transcanada Trust
(6-month Secured Overnight Financing Rate
+ 4.42%),
5.50%, 09/15/2079
(e)
5,233,000 5,028,767
(5-year Treasury Constant Maturity Rate +
3.99%),
5.60%, 03/07/2082
(e)
15,785,000 14,967,694
$ 56,980,671

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
December 31, 2024 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
REITs - 0 .24%
Scentre Group Trust 2
(5-year Treasury Constant Maturity Rate +
4.38%),
4.75%, 09/24/2080
(e),(g)
$ 256,000 $ 252,508
(5-year Treasury Constant Maturity Rate +
4.69%),
5.13%, 09/24/2080
(e),(g)
2,349,000 2,292,530
$ 2,545,038
Sovereign - 0 .07%
CoBank ACB
(5-year Treasury Constant Maturity Rate +
3.05%),
4.25%, 01/01/2027
(d),(e)
750,000 713,943
TOTAL BONDS a $ 1,024,154,731
Total Investments
100.50%
$ 1,061,083,025
Other Assets and Liabilities - (0.50%) (5,261,201)
TOTAL NET ASSETS - 100.00% $ 1,055,821,824
(a)
1-day yield shown as of period end.
(b)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $15,853,593 or 1.50% of net assets.
(d)
Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $15,549,071 or 1.47% of net assets.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $54,041,857 or 5.12% of net assets.
Affiliated Securities
June 30, 2024
Value
Purchases
Cost
Sales
Proceeds
December 31, 2024
Value
Principal Government Money Market Fund, Class R-6 4.37% $ 5,226,055 $ 108,842,470 $ 98,214,932 $ 15,853,593
$ 5,226,055 $ 108,842,470 $ 98,214,932 $ 15,853,593
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 4.37% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
December 31, 2024 (unaudited)
See accompanying notes.
INVESTMENT COMPANIES - 1 .37 % Shares Held Value
Money Market Funds - 1 .37% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.42%
(a)
490,787 $ 490,787
TOTAL INVESTMENT COMPANIES a $ 490,787
PREFERRED STOCKS - 7 .20 % Shares Held Value
Banks - 3 .99% —
Bank of America Corp., Series NN
4.38%, 11/03/2025
(b)
4,380 $ 85,059
Morgan Stanley, Series I
6.38%, 04/15/2025
(b)
17,030 427,453
Morgan Stanley, Series P
6.50%, 10/15/2027
(b)
4,000 102,880
Morgan Stanley, Series Q
6.63%, 10/15/2029
(b)
12,000 318,120
Regions Financial Corp.
(5-year Treasury Constant Maturity Rate +
2.77%),
6.95%, 09/15/2029
(b)
19,000 498,560
$ 1,432,072
Insurance - 1 .69%
Allstate Corp., Series H
5.10%, 04/15/2025
(b)
11,500 251,620
MetLife, Inc., Series F
4.75%, 03/15/2025
(b)
17,250 356,385
$ 608,005
Telecommunications - 1 .52%
AT&T, Inc., Series A
5.00%, 01/30/2025
(b)
11,381 239,456
AT&T, Inc., Series C
4.75%, 02/18/2025
(b)
15,395 305,591
$ 545,047
TOTAL PREFERRED STOCKS a $ 2,585,124
BONDS - 90 .59%
Principal
Amount Value
Banks - 71 .21% — —
Banco Santander SA
(5-year Treasury Constant Maturity Rate +
3.91%),
8.00%, 02/01/2034
(b),(c),(d)
$ 400,000 $ 414,081
Bank of America Corp.
(3-month Term Secured Overnight Financing
Rate + 4.81%),
6.30%, 03/10/2026
(b),(c)
575,000 578,205
Bank of Montreal
(5-year Treasury Constant Maturity Rate +
3.01%),
7.30%, 11/26/2084
(c)
1,600,000 1,634,856
Bank of New York Mellon Corp.
(5-year Treasury Constant Maturity Rate +
3.35%),
3.70%, 03/20/2026
(b),(c)
230,000 223,003
(5-year Treasury Constant Maturity Rate +
2.63%),
3.75%, 12/20/2026
(b),(c)
100,000 94,508
(5-year Treasury Constant Maturity Rate +
4.36%),
4.70%, 09/20/2025
(b),(c)
596,000 590,343
Bank of Nova Scotia
(5-year Treasury Constant Maturity Rate +
4.55%),
4.90%, 06/04/2025
(b),(c)
1,365,000 1,350,797
(5-year Treasury Constant Maturity Rate +
4.38%),
8.63%, 10/27/2082
(c)
300,000 318,417
Barclays PLC
(5 yr. USD Secured Overnight Financing Rate
ICE Swap Rate + 5.78%),
9.63%, 12/15/2029
(b),(c),(d)
219,000 240,981
BONDS (continued)
Principal
Amount Value
Banks (continued)
BNP Paribas SA
(5-year Treasury Constant Maturity Rate +
4.90%),
7.75%, 08/16/2029
(b),(c),(d),(e)
$ 200,000 $ 204,455
Citigroup, Inc.
(5-year Treasury Constant Maturity Rate +
3.42%),
3.88%, 02/18/2026
(b),(c)
1,055,000 1,024,321
(10-year Treasury Constant Maturity Rate +
2.76%),
7.00%, 08/15/2034
(b),(c)
500,000 527,287
Citizens Financial Group, Inc.
(5-year Treasury Constant Maturity Rate +
5.31%),
5.65%, 10/06/2025
(b),(c)
632,000 627,577
Credit Agricole SA
(5-year Swap rate + 6.19%),
8.13%, 12/23/2025
(b),(c),(d),(e)
250,000 255,038
Fifth Third Bancorp
(5-year Treasury Constant Maturity Rate +
4.22%),
4.50%, 09/30/2025
(b),(c)
560,000 552,290
Goldman Sachs Group, Inc.
(5-year Treasury Constant Maturity Rate +
2.92%),
3.65%, 08/10/2026
(b),(c)
585,000 558,910
(10-year Treasury Constant Maturity Rate +
2.40%),
6.13%, 11/10/2034
(b),(c)
400,000 394,846
Huntington Bancshares, Inc.
(7-year Treasury Constant Maturity Rate +
4.05%),
4.45%, 10/15/2027
(b),(c)
187,000 178,661
(10-year Treasury Constant Maturity Rate +
4.95%),
5.63%, 07/15/2030
(b),(c)
1,068,000 1,042,311
ING Groep NV
(5-year Treasury Constant Maturity Rate +
4.34%),
5.75%, 11/16/2026
(b),(c),(d)
1,110,000 1,095,360
JPMorgan Chase & Co.
(5-year Treasury Constant Maturity Rate +
2.85%),
3.65%, 06/01/2026
(b),(c)
110,000 106,709
(5-year Treasury Constant Maturity Rate +
2.74%),
6.88%, 06/01/2029
(b),(c)
1,400,000 1,461,934
Lloyds Banking Group PLC
(5-year Swap Rate + 4.50%),
7.50%, 09/27/2025
(b),(c),(d)
991,000 998,796
M&T Bank Corp.
(5-year Treasury Constant Maturity Rate +
2.68%),
3.50%, 09/01/2026
(b),(c)
550,000 521,997
(3-month Term Secured Overnight Financing
Rate + 3.78%),
5.13%, 11/01/2026
(b),(c)
247,000 243,249
NatWest Group PLC
(5-year Swap rate + 5.72%),
8.00%, 08/10/2025
(b),(c),(d)
861,000 868,720
Nordea Bank Abp
(5-year Treasury Constant Maturity Rate +
4.11%),
6.63%, 03/26/2026
(b),(c),(d),(e)
861,000 863,602
PNC Financial Services Group, Inc.
(5-year Treasury Constant Maturity Rate +
3.00%),
6.00%, 05/15/2027
(b),(c)
1,077,000 1,074,931

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
December 31, 2024 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Banks (continued)
PNC Financial Services Group, Inc. (continued)
(5-year Treasury Constant Maturity Rate +
3.24%),
6.20%, 09/15/2027
(b),(c)
$ 100,000 $ 100,431
Royal Bank of Canada
(5-year Treasury Constant Maturity Rate +
2.26%),
6.35%, 11/24/2084
(c)
200,000 191,221
(5-year Treasury Constant Maturity Rate +
2.89%),
7.50%, 05/02/2084
(c)
400,000 414,746
State Street Corp.
(5-year Treasury Constant Maturity Rate +
2.61%),
6.70%, 03/15/2029
(b),(c)
1,400,000 1,427,658
Toronto-Dominion Bank
(5-year Treasury Constant Maturity Rate +
4.07%),
8.13%, 10/31/2082
(c)
1,001,000 1,043,363
Truist Financial Corp.
(5-year Treasury Constant Maturity Rate +
4.61%),
4.95%, 09/01/2025
(b),(c)
660,000 654,150
U.S. Bancorp
(5-year Treasury Constant Maturity Rate +
2.54%),
3.70%, 01/15/2027
(b),(c)
890,000 841,715
UBS Group AG
(5-year Treasury Constant Maturity Rate +
3.31%),
4.38%, 02/10/2031
(b),(c),(d),(e)
300,000 257,286
(5-year Treasury Constant Maturity Rate +
4.75%),
9.25%, 11/13/2028
(b),(c),(e)
800,000 864,857
Wells Fargo & Co.
(5-year Treasury Constant Maturity Rate +
3.45%),
3.90%, 03/15/2026
(b),(c)
1,128,000 1,095,988
(5-year Treasury Constant Maturity Rate +
2.77%),
6.85%, 09/15/2029
(b),(c)
200,000 206,430
(5-year Treasury Constant Maturity Rate +
3.61%),
7.63%, 09/15/2028
(b),(c)
400,000 424,449
$ 25,568,479
Diversified Financial Services - 13 .33%
American Express Co.
(5-year Treasury Constant Maturity Rate +
2.85%),
3.55%, 09/15/2026
(b),(c)
1,663,000 1,598,441
Capital One Financial Corp.
(5-year Treasury Constant Maturity Rate +
3.16%),
3.95%, 09/01/2026
(b),(c)
674,000 641,063
Charles Schwab Corp.
(5-year Treasury Constant Maturity Rate +
3.17%),
4.00%, 06/01/2026
(b),(c)
1,028,000 994,276
(5-year Treasury Constant Maturity Rate +
4.97%),
5.38%, 06/01/2025
(b),(c)
375,000 373,003
Discover Financial Services
(5-year Treasury Constant Maturity Rate +
5.78%),
6.13%, 06/23/2025
(b),(c)
575,000 571,839
BONDS (continued)
Principal
Amount Value
Diversified Financial Services (continued)
Voya Financial, Inc.
(5-year Treasury Constant Maturity Rate +
3.36%),
7.76%, 09/15/2028
(b),(c)
$ 578,000 $ 608,497
$ 4,787,119
Electric - 2 .97%
Dominion Energy, Inc.
(5-year Treasury Constant Maturity Rate +
3.20%),
4.35%, 01/15/2027
(b),(c)
1,100,000 1,065,106
Insurance - 0 .61%
MetLife, Inc.
(5-year Treasury Constant Maturity Rate +
3.58%),
3.85%, 09/15/2025
(b),(c)
225,000 220,898
Oil & Gas - 1 .14%
BP Capital Markets PLC
(5-year Treasury Constant Maturity Rate +
2.15%),
6.45%, 12/01/2033
(b),(c)
400,000 410,924
Pipelines - 1 .33%
Enbridge, Inc.
(3-month Term Secured Overnight Financing
Rate + 4.15%),
6.00%, 01/15/2077
(c)
483,000 478,362
TOTAL BONDS a $ 32,530,888
Total Investments
99.16%
$ 35,606,799
Other Assets and Liabilities - 0.84% 301,256
TOTAL NET ASSETS - 100.00% $ 35,908,055
(a)
1-day yield shown as of period end.
(b)
Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(c)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(d)
Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $5,198,319 or 14.48% of net assets.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,445,238 or 6.81% of net assets.

Schedule of Investments
Principal U.S. Mega-Cap ETF
December 31, 2024 (unaudited)
See accompanying notes.
COMMON STOCKS - 99 .82 % Shares Held Value
Auto Manufacturers - 4 .20% - —
Tesla, Inc.
(a)
266,826 $ 107,755,012
Banks - 7 .51%
Bank of America Corp. 1,662,052 73,047,186
JPMorgan Chase & Co. 498,306 119,448,931
$ 192,496,117
Computers - 7 .13%
Apple, Inc. 729,808 182,758,519
Cosmetics & Personal Care - 4 .43%
Procter & Gamble Co. 676,989 113,497,206
Diversified Financial Services - 9 .61%
Mastercard, Inc., Class A 231,416 121,856,723
Visa, Inc., Class A 394,372 124,637,327
$ 246,494,050
Healthcare - Services - 3 .56%
UnitedHealth Group, Inc. 180,391 91,252,591
Insurance - 4 .80%
Berkshire Hathaway, Inc., Class B
(a)
271,585 123,104,049
Internet - 18 .34%
Alphabet, Inc., Class A 585,983 110,926,582
Amazon.com, Inc.
(a)
448,086 98,305,587
Meta Platforms, Inc., Class A 207,069 121,240,970
Netflix, Inc.
(a)
156,874 139,824,934
$ 470,298,073
Oil & Gas - 4 .14%
Exxon Mobil Corp. 987,648 106,241,295
Pharmaceuticals - 9 .70%
AbbVie, Inc. 400,422 71,154,989
Eli Lilly & Co. 74,366 57,410,552
Johnson & Johnson 459,280 66,421,074
Merck & Co., Inc. 539,556 53,675,031
$ 248,661,646
Retail - 9 .13%
Costco Wholesale Corp. 76,148 69,772,128
Home Depot, Inc. 200,472 77,981,603
Walmart, Inc. 957,097 86,473,714
$ 234,227,445
Semiconductors - 11 .08%
Advanced Micro Devices, Inc.
(a)
395,887 47,819,191
Broadcom, Inc. 525,206 121,763,759
NVIDIA Corp. 851,822 114,391,176
$ 283,974,126
Software - 6 .19%
Microsoft Corp. 376,293 158,607,500
TOTAL COMMON STOCKS a $ 2,559,367,629
INVESTMENT COMPANIES - 0 .16 % Shares Held Value
Money Market Funds - 0 .16% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.42%
(b)
4,151,802 $ 4,151,802
TOTAL INVESTMENT COMPANIES a $ 4,151,802
Total Investments
99.98%
$ 2,563,519,431
Other Assets and Liabilities - 0.02% 440,778
TOTAL NET ASSETS - 100.00% $ 2,563,960,209
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.

Schedule of Investments
Principal U.S. Small-Cap ETF
December 31, 2024 (unaudited)
See accompanying notes.
COMMON STOCKS - 99 .73 % Shares Held Value
Advertising - 0 .05% - —
Advantage Solutions, Inc.
(a)
53,820 $ 157,154
Stagwell, Inc.
(a)
29,572 194,584
$ 351,738
Aerospace & Defense - 0 .53%
Leonardo DRS, Inc.
(a)
46,356 1,497,763
Moog, Inc., Class A 11,967 2,355,584
$ 3,853,347
Agriculture - 0 .41%
Dole PLC 31,060 420,552
Turning Point Brands, Inc. 5,881 353,448
Vital Farms, Inc.
(a)
59,536 2,243,912
$ 3,017,912
Airlines - 0 .43%
SkyWest, Inc.
(a)
31,063 3,110,338
Apparel - 0 .38%
Kontoor Brands, Inc. 18,403 1,571,800
Steven Madden Ltd. 28,871 1,227,595
$ 2,799,395
Auto Manufacturers - 0 .48%
Blue Bird Corp.
(a)
46,878 1,810,897
REV Group, Inc. 53,864 1,716,646
$ 3,527,543
Auto Parts & Equipment - 0 .64%
Dorman Products, Inc.
(a)
5,665 733,901
Fox Factory Holding Corp.
(a)
23,003 696,301
Miller Industries, Inc. 8,272 540,658
Phinia, Inc. 24,645 1,187,149
Standard Motor Products, Inc. 8,611 266,769
Visteon Corp.
(a)
11,850 1,051,332
XPEL, Inc.
(a),(b)
4,042 161,437
$ 4,637,547
Banks - 7 .33%
1st Source Corp. 11,101 648,076
Amalgamated Financial Corp. 18,022 603,196
Ameris Bancorp 42,219 2,641,643
BancFirst Corp. 8,776 1,028,372
Bancorp, Inc.
(a)
70,863 3,729,520
Bank of NT Butterfield & Son Ltd. 28,904 1,056,441
Byline Bancorp, Inc. 20,313 589,077
Central Pacific Financial Corp. 20,824 604,937
City Holding Co. 6,682 791,683
Coastal Financial Corp.
(a)
6,655 565,076
CrossFirst Bankshares, Inc.
(a)
29,019 439,638
Enterprise Financial Services Corp. 15,224 858,634
FB Financial Corp. 16,461 847,906
First BanCorp 135,970 2,527,682
First Bancshares, Inc. 27,264 954,240
First Commonwealth Financial Corp. 65,347 1,105,671
First Financial Bancorp 48,851 1,313,115
First Merchants Corp. 29,809 1,189,081
Fulton Financial Corp. 169,097 3,260,190
German American Bancorp, Inc. 15,095 607,121
Hanmi Financial Corp. 25,456 601,271
Heartland Financial USA, Inc. 30,101 1,845,342
Heritage Financial Corp. 24,123 591,014
Hope Bancorp, Inc. 89,377 1,098,443
Independent Bank Corp. 14,656 510,468
International Bancshares Corp. 30,069 1,899,158
Live Oak Bancshares, Inc. 23,304 921,673
Mercantile Bank Corp. 8,477 377,142
National Bank Holdings Corp., Class A 33,423 1,439,194
OFG Bancorp 29,193 1,235,448
Old National Bancorp 241,665 5,245,339
Old Second Bancorp, Inc. 32,930 585,495
Orrstown Financial Services, Inc. 13,532 495,407
Peoples Bancorp, Inc. 16,519 523,487
Preferred Bank 10,385 897,056
Premier Financial Corp. 24,908 636,898
QCR Holdings, Inc. 8,040 648,346
S&T Bancorp, Inc. 16,155 617,444
COMMON STOCKS (continued) Shares Held Value
Banks (continued)
Simmons First National Corp., Class A 64,545 $ 1,431,608
UMB Financial Corp. 49,972 5,639,840
Westamerica BanCorp 15,521 814,232
$ 53,415,604
Beverages - 0 .47%
Primo Brands Corp., Class A 64,487 1,984,265
Vita Coco Co., Inc.
(a)
39,942 1,474,259
$ 3,458,524
Biotechnology - 2 .57%
ACADIA Pharmaceuticals, Inc.
(a)
133,388 2,447,670
ADMA Biologics, Inc.
(a)
106,370 1,824,246
ANI Pharmaceuticals, Inc.
(a)
12,771 705,981
Ardelyx, Inc.
(a)
128,057 649,249
Chinook Therapeutics, Inc.
(a),(c)
9,658 3,863
Evolus, Inc.
(a)
28,422 313,779
Halozyme Therapeutics, Inc.
(a)
80,446 3,846,123
Innoviva, Inc.
(a)
30,467 528,602
Kiniksa Pharmaceuticals International PLC
(a)
23,576 466,333
Ligand Pharmaceuticals, Inc.
(a)
8,056 863,200
Summit Therapeutics, Inc.
(a),(d)
56,382 1,006,137
TG Therapeutics, Inc.
(a)
123,467 3,716,357
Veracyte, Inc.
(a)
28,326 1,121,710
Vericel Corp.
(a)
22,095 1,213,236
$ 18,706,486
Building Materials - 3 .18%
American Woodmark Corp.
(a)
10,426 829,180
Apogee Enterprises, Inc. 11,142 795,650
Boise Cascade Co. 21,481 2,553,232
Gibraltar Industries, Inc.
(a)
14,924 879,024
Griffon Corp. 35,284 2,514,691
Knife River Corp.
(a)
22,900 2,327,556
Masterbrand, Inc.
(a)
69,386 1,013,729
Modine Manufacturing Co.
(a)
17,681 2,049,758
SPX Technologies, Inc.
(a)
19,498 2,837,349
Summit Materials, Inc., Class A
(a)
61,964 3,135,378
Tecnoglass, Inc. 24,727 1,961,346
UFP Industries, Inc. 20,192 2,274,629
$ 23,171,522
Chemicals - 1 .28%
Balchem Corp. 6,308 1,028,173
Cabot Corp. 21,914 2,000,967
Hawkins, Inc. 6,550 803,489
HB Fuller Co. 18,957 1,279,218
Innospec, Inc. 7,863 865,402
Koppers Holdings, Inc. 10,456 338,774
Minerals Technologies, Inc. 12,002 914,673
Perimeter Solutions, Inc.
(a)
35,371 452,041
Quaker Chemical Corp. 6,915 973,355
Sensient Technologies Corp. 9,261 659,939
$ 9,316,031
Coal - 0 .75%
CONSOL Energy, Inc. 17,899 1,909,465
Ramaco Resources, Inc., Class A 35,665 365,923
Warrior Met Coal, Inc. 58,285 3,161,379
$ 5,436,767
Commercial Services - 4 .83%
ABM Industries, Inc. 37,075 1,897,498
Adtalem Global Education, Inc.
(a)
18,568 1,686,903
Alarm.com Holdings, Inc.
(a)
24,289 1,476,771
American Public Education, Inc.
(a)
11,298 243,698
AMN Healthcare Services, Inc.
(a)
52,113 1,246,543
Barrett Business Services, Inc. 16,895 733,919
BrightView Holdings, Inc.
(a)
47,153 753,976
Brink's Co. 23,714 2,199,948
Carriage Services, Inc. 6,621 263,847
CBIZ, Inc.
(a)
27,428 2,244,433
CompoSecure, Inc., Class A 9,268 142,078
CRA International, Inc. 4,328 810,202
Cross Country Healthcare, Inc.
(a)
29,201 530,290
Graham Holdings Co., Class B 731 637,374

Schedule of Investments
Principal U.S. Small-Cap ETF
December 31, 2024 (unaudited)
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Commercial Services (continued)
Hackett Group, Inc. 5,960 $ 183,091
Heidrick & Struggles International, Inc. 14,317 634,386
ICF International, Inc. 7,727 921,136
John Wiley & Sons, Inc., Class A 16,614 726,198
Korn Ferry 27,262 1,838,822
LiveRamp Holdings, Inc.
(a)
50,882 1,545,286
National Research Corp. 10,648 187,831
Payoneer Global, Inc.
(a)
295,757 2,969,400
Paysafe Ltd.
(a)
35,954 614,813
Perdoceo Education Corp. 19,192 508,012
Progyny, Inc.
(a)
96,643 1,667,092
Repay Holdings Corp.
(a)
147,879 1,128,317
Sezzle, Inc.
(a)
3,401 869,976
Strategic Education, Inc. 6,581 614,797
Stride, Inc.
(a)
21,982 2,284,589
Transcat, Inc.
(a)
4,245 448,866
Universal Technical Institute, Inc.
(a)
23,246 597,655
Verra Mobility Corp.
(a)
85,283 2,062,143
Willdan Group, Inc.
(a)
7,533 286,932
ZipRecruiter, Inc., Class A
(a)
31,490 227,988
$ 35,184,810
Computers - 2 .30%
ASGN, Inc.
(a)
18,976 1,581,460
ExlService Holdings, Inc.
(a)
66,395 2,946,610
Grid Dynamics Holdings, Inc.
(a)
16,099 358,042
Insight Enterprises, Inc.
(a)
10,265 1,561,306
Maximus, Inc. 25,798 1,925,821
OneSpan, Inc. 17,179 318,499
PlayAGS, Inc.
(a)
19,341 223,002
Qualys, Inc.
(a)
23,674 3,319,568
Rapid7, Inc.
(a)
48,998 1,971,189
Varonis Systems, Inc.
(a)
57,790 2,567,610
$ 16,773,107
Cosmetics & Personal Care - 0 .28%
Edgewell Personal Care Co. 21,372 718,099
Prestige Consumer Healthcare, Inc.
(a)
16,917 1,321,049
$ 2,039,148
Distribution & Wholesale - 0 .38%
G-III Apparel Group Ltd.
(a)
25,735 839,476
Resideo Technologies, Inc.
(a)
61,946 1,427,855
ScanSource, Inc.
(a)
10,012 475,069
$ 2,742,400
Diversified Financial Services - 4 .54%
BGC Group, Inc., Class A 332,765 3,014,851
Enact Holdings, Inc. 25,154 814,486
Enova International, Inc.
(a)
24,223 2,322,501
Federal Agricultural Mortgage Corp., Class C 7,106 1,399,527
Hamilton Lane, Inc., Class A 33,233 4,920,146
International Money Express, Inc.
(a)
35,312 735,549
Mr. Cooper Group, Inc.
(a)
52,786 5,067,984
Pagseguro Digital Ltd., Class A
(a)
437,753 2,740,334
PJT Partners, Inc., Class A 24,312 3,836,677
StoneX Group, Inc.
(a)
18,879 1,849,575
Victory Capital Holdings, Inc., Class A 49,313 3,228,029
Virtus Investment Partners, Inc. 6,169 1,360,758
WisdomTree, Inc. 167,676 1,760,598
$ 33,051,015
Electric - 1 .59%
ALLETE, Inc. 52,123 3,377,570
Avista Corp. 55,739 2,041,719
Black Hills Corp. 47,042 2,752,898
MGE Energy, Inc. 15,371 1,444,259
Otter Tail Corp. 22,640 1,671,738
Unitil Corp. 5,798 314,194
$ 11,602,378
Electrical Components & Equipment - 1 .13%
Belden, Inc. 14,684 1,653,565
Energizer Holdings, Inc. 29,862 1,041,885
EnerSys 23,153 2,140,032
Graham Corp.
(a)
9,032 401,653
COMMON STOCKS (continued) Shares Held Value
Electrical Components & Equipment
(continued)
Novanta, Inc.
(a)
7,214 $ 1,102,083
Powell Industries, Inc. 8,432 1,868,953
$ 8,208,171
Electronics - 2 .73%
Atkore, Inc. 50,929 4,250,025
Badger Meter, Inc. 7,976 1,691,869
Bel Fuse, Inc., Class B 3,650 301,015
Benchmark Electronics, Inc. 15,892 721,497
CTS Corp. 8,276 436,393
Itron, Inc.
(a)
32,965 3,579,340
Mesa Laboratories, Inc. 2,287 301,587
Napco Security Technologies, Inc. 18,192 646,908
NEXTracker, Inc., Class A
(a)
124,215 4,537,574
OSI Systems, Inc.
(a)
5,229 875,491
Plexus Corp.
(a)
6,114 956,719
Sanmina Corp.
(a)
20,874 1,579,536
$ 19,877,954
Energy - Alternate Sources - 0 .04%
REX American Resources Corp.
(a)
6,658 277,572
Engineering & Construction - 2 .68%
Construction Partners, Inc., Class A
(a)
25,489 2,254,757
Dycom Industries, Inc.
(a)
20,388 3,548,735
Exponent, Inc. 14,132 1,259,161
Frontdoor, Inc.
(a)
29,732 1,625,449
IES Holdings, Inc.
(a)
7,652 1,537,746
Limbach Holdings, Inc.
(a)
12,047 1,030,500
Primoris Services Corp. 51,491 3,933,912
Sterling Infrastructure, Inc.
(a)
25,557 4,305,077
$ 19,495,337
Entertainment - 1 .00%
Cinemark Holdings, Inc.
(a)
142,083 4,401,731
IMAX Corp.
(a)
30,463 779,853
Madison Square Garden Entertainment Corp.
(a)
17,707 630,369
Monarch Casino & Resort, Inc. 5,244 413,752
Rush Street Interactive, Inc.
(a)
79,520 1,091,014
$ 7,316,719
Environmental Control - 0 .09%
CECO Environmental Corp.
(a)
22,009 665,332
Food - 1 .83%
Cal-Maine Foods, Inc. 23,053 2,372,615
Chefs' Warehouse, Inc.
(a)
15,655 772,105
Lancaster Colony Corp. 6,857 1,187,221
Mama's Creations, Inc.
(a)
19,846 157,974
Simply Good Foods Co.
(a)
53,733 2,094,512
Sprouts Farmers Market, Inc.
(a)
53,119 6,749,831
$ 13,334,258
Forest Products & Paper - 0 .17%
Sylvamo Corp. 15,361 1,213,826
Gas - 1 .21%
ONE Gas, Inc. 45,596 3,157,523
Southwest Gas Holdings, Inc. 40,702 2,878,038
Spire, Inc. 40,819 2,768,753
$ 8,804,314
Hand & Machine Tools - 0 .38%
Cadre Holdings, Inc. 17,978 580,689
Enerpac Tool Group Corp. 22,779 935,989
Franklin Electric Co., Inc. 12,979 1,264,804
$ 2,781,482
Healthcare - Products - 6 .33%
Artivion, Inc.
(a)
18,053 516,135
Avanos Medical, Inc.
(a)
14,964 238,227
Axogen, Inc.
(a)
12,220 201,386
BioLife Solutions, Inc.
(a)
22,914 594,847
Bioventus, Inc., Class A
(a)
16,488 173,124
CareDx, Inc.
(a)
15,822 338,749
Castle Biosciences, Inc.
(a)
15,034 400,656
CONMED Corp. 29,386 2,011,178
Haemonetics Corp.
(a)
39,876 3,113,518
ICU Medical, Inc.
(a)
13,526 2,098,829

Schedule of Investments
Principal U.S. Small-Cap ETF
December 31, 2024 (unaudited)
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Healthcare - Products (continued)
Inari Medical, Inc.
(a)
62,982 $ 3,215,231
Inmode Ltd.
(a)
95,233 1,590,391
Integer Holdings Corp.
(a)
18,918 2,507,013
Integra LifeSciences Holdings Corp.
(a)
101,526 2,302,610
iRadimed Corp. 4,727 259,985
Lantheus Holdings, Inc.
(a)
22,643 2,025,643
LeMaitre Vascular, Inc. 8,793 810,187
LivaNova PLC
(a)
51,057 2,364,450
Merit Medical Systems, Inc.
(a)
27,714 2,680,498
MiMedx Group, Inc.
(a)
51,782 498,143
Neogen Corp.
(a)
136,354 1,655,338
OmniAb, Inc., Earnout Shares
(a)
1,130 —
OmniAb, Inc., Earnout Shares
(a)
1,130 —
Omnicell, Inc.
(a)
13,791 613,975
OraSure Technologies, Inc.
(a)
68,783 248,307
PROCEPT BioRobotics Corp.
(a)
23,382 1,882,719
RxSight, Inc.
(a)
36,860 1,267,247
Semler Scientific, Inc.
(a)
16,652 899,208
STAAR Surgical Co.
(a)
50,261 1,220,840
Surmodics, Inc.
(a)
35,004 1,386,158
Tactile Systems Technology, Inc.
(a)
19,078 326,806
Tandem Diabetes Care, Inc.
(a)
67,851 2,443,993
TransMedics Group, Inc.
(a),(d)
29,249 1,823,675
Twist Bioscience Corp.
(a)
58,287 2,708,597
UFP Technologies, Inc.
(a)
3,535 864,343
Varex Imaging Corp.
(a)
38,971 568,587
Zimvie, Inc.
(a)
17,512 244,292
$ 46,094,885
Healthcare - Services - 2 .55%
Addus HomeCare Corp.
(a)
9,305 1,166,382
Astrana Health, Inc.
(a)
13,953 439,938
Brookdale Senior Living, Inc.
(a)
134,377 675,916
Concentra Group Holdings Parent, Inc. 37,585 743,431
CorVel Corp.
(a)
7,014 780,378
Ensign Group, Inc. 20,083 2,668,227
GeneDx Holdings Corp.
(a)
14,991 1,152,208
HealthEquity, Inc.
(a)
44,256 4,246,363
National HealthCare Corp. 3,823 411,202
Pediatrix Medical Group, Inc.
(a)
45,430 596,042
Pennant Group, Inc.
(a)
11,223 297,634
RadNet, Inc.
(a)
38,625 2,697,570
Select Medical Holdings Corp. 46,541 877,298
Surgery Partners, Inc.
(a)
45,315 959,319
U.S. Physical Therapy, Inc. 9,439 837,334
$ 18,549,242
Home Builders - 2 .28%
Cavco Industries, Inc.
(a)
2,551 1,138,333
Dream Finders Homes, Inc., Class A
(a)
16,792 390,750
Forestar Group, Inc.
(a)
17,988 466,249
Green Brick Partners, Inc.
(a)
15,566 879,323
Hovnanian Enterprises, Inc., Class A
(a)
2,107 281,959
Installed Building Products, Inc. 13,489 2,363,947
KB Home 45,621 2,998,212
M/I Homes, Inc.
(a)
9,074 1,206,388
Meritage Homes Corp. 16,784 2,581,715
Taylor Morrison Home Corp.
(a)
32,125 1,966,371
Tri Pointe Homes, Inc.
(a)
31,507 1,142,444
Winnebago Industries, Inc. 25,488 1,217,817
$ 16,633,508
Home Furnishings - 0 .24%
Arhaus, Inc. 69,245 650,903
Daktronics, Inc.
(a)
20,105 338,970
MillerKnoll, Inc. 33,008 745,651
$ 1,735,524
Household Products & Wares - 0 .44%
Central Garden & Pet Co.
(a)
7,043 273,268
Central Garden & Pet Co., Class A
(a)
15,774 521,331
Helen of Troy Ltd.
(a)
20,501 1,226,575
WD-40 Co. 4,765 1,156,370
$ 3,177,544
COMMON STOCKS (continued) Shares Held Value
Insurance - 3 .85%
Baldwin Insurance Group, Inc.
(a)
54,196 $ 2,100,637
CNO Financial Group, Inc. 88,781 3,303,541
Essent Group Ltd. 65,839 3,584,275
F&G Annuities & Life, Inc. 11,598 480,621
Fidelis Insurance Holdings Ltd. 67,329 1,220,675
HCI Group, Inc. 18,939 2,206,962
Horace Mann Educators Corp. 37,035 1,452,883
Jackson Financial, Inc., Class A 59,706 5,199,198
NMI Holdings, Inc.
(a)
68,353 2,512,656
Palomar Holdings, Inc.
(a)
18,472 1,950,459
SiriusPoint Ltd.
(a)
63,966 1,048,403
Skyward Specialty Insurance Group, Inc.
(a)
48,961 2,474,489
Universal Insurance Holdings, Inc. 22,990 484,169
$ 28,018,968
Internet - 2 .88%
AudioEye, Inc.
(a)
2,859 43,485
Bumble, Inc., Class A
(a)
153,095 1,246,193
Cargurus, Inc.
(a)
42,642 1,558,139
Despegar.com Corp.
(a)
48,471 933,067
ePlus, Inc.
(a)
8,288 612,318
Grindr, Inc.
(a)
31,733 566,117
HealthStream, Inc. 9,879 314,152
Hims & Hers Health, Inc.
(a)
310,837 7,516,039
Magnite, Inc.
(a)
112,661 1,793,563
Q2 Holdings, Inc.
(a)
28,038 2,822,025
Shutterstock, Inc. 31,749 963,582
Sprinklr, Inc., Class A
(a)
103,096 871,161
Yelp, Inc.
(a)
45,232 1,750,478
$ 20,990,319
Iron & Steel - 1 .22%
Carpenter Technology Corp. 35,352 5,999,588
Commercial Metals Co. 52,618 2,609,853
Universal Stainless & Alloy Products, Inc.
(a)
6,822 300,372
$ 8,909,813
Leisure Time - 0 .21%
Acushnet Holdings Corp. 11,536 819,979
MasterCraft Boat Holdings, Inc.
(a)
10,536 200,922
OneSpaWorld Holdings Ltd. 26,775 532,822
$ 1,553,723
Machinery - Construction & Mining - 0 .79%
Argan, Inc. 14,492 1,985,984
Hyster-Yale, Inc. 9,207 468,912
Terex Corp. 70,976 3,280,511
$ 5,735,407
Machinery - Diversified - 2 .76%
Alamo Group, Inc. 6,338 1,178,297
Applied Industrial Technologies, Inc. 21,227 5,083,230
Cactus, Inc., Class A 32,063 1,871,197
CSW Industrials, Inc. 7,015 2,474,892
DXP Enterprises, Inc.
(a)
9,824 811,659
Gorman-Rupp Co. 9,333 353,907
Kadant, Inc. 6,132 2,115,479
Mueller Water Products, Inc., Class A 98,044 2,205,990
Tennant Co. 9,536 777,470
Thermon Group Holdings, Inc.
(a)
15,415 443,489
Watts Water Technologies, Inc., Class A 13,673 2,779,721
$ 20,095,331
Media - 0 .79%
AMC Networks, Inc., Class A
(a)
21,233 210,207
Cable One, Inc. 6,165 2,232,470
Gannett Co., Inc.
(a)
78,501 397,215
Liberty Latin America Ltd., Class A
(a)
17,981 114,359
Liberty Latin America Ltd., Class C
(a)
61,686 391,089
TEGNA, Inc. 129,994 2,377,590
$ 5,722,930
Metal Fabrication & Hardware - 1 .08%
AZZ, Inc. 19,242 1,576,305
Janus International Group, Inc.
(a)
198,145 1,456,366
Mayville Engineering Co., Inc.
(a)
13,675 214,971
Metallus, Inc.
(a)
21,124 298,482

Schedule of Investments
Principal U.S. Small-Cap ETF
December 31, 2024 (unaudited)
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Metal Fabrication & Hardware (continued)
Mueller Industries, Inc. 44,295 $ 3,515,251
Standex International Corp. 4,371 817,333
$ 7,878,708
Mining - 0 .48%
Century Aluminum Co.
(a)
66,033 1,203,121
Constellium SE
(a)
81,092 832,815
Kaiser Aluminum Corp. 9,995 702,348
U.S. Lime & Minerals, Inc. 5,509 731,265
$ 3,469,549
Miscellaneous Manufacturers - 0 .91%
Fabrinet
(a)
19,332 4,250,720
Federal Signal Corp. 25,469 2,353,081
$ 6,603,801
Multi-National - 0 .09%
Banco Latinoamericano de Comercio Exterior
SA 19,108 679,672
Office Furnishings - 0 .25%
HNI Corp. 17,738 893,463
Interface, Inc. 32,734 797,073
Virco Mfg. Corp. 14,954 153,279
$ 1,843,815
Oil & Gas - 1 .92%
CNX Resources Corp.
(a)
122,270 4,483,641
Gulfport Energy Corp.
(a)
10,779 1,985,492
Magnolia Oil & Gas Corp., Class A 100,780 2,356,236
Seadrill Ltd.
(a)
42,336 1,648,140
SM Energy Co. 80,302 3,112,506
VAALCO Energy, Inc. 46,717 204,153
Vitesse Energy, Inc. 7,422 185,550
$ 13,975,718
Oil & Gas Services - 1 .81%
Archrock, Inc. 62,811 1,563,366
Aris Water Solutions, Inc., Class A 32,106 768,939
Atlas Energy Solutions, Inc.
(d)
36,448 808,417
ChampionX Corp. 85,489 2,324,446
Helix Energy Solutions Group, Inc.
(a)
73,427 684,340
Kodiak Gas Services, Inc. 21,969 896,994
Liberty Energy, Inc. 104,518 2,078,863
NPK International, Inc.
(a)
27,738 212,750
Oceaneering International, Inc.
(a)
33,995 886,590
Select Water Solutions, Inc. 41,755 552,836
Solaris Energy Infrastructure, Inc. 6,522 187,703
Tidewater, Inc.
(a)
41,130 2,250,222
$ 13,215,466
Packaging & Containers - 0 .13%
Greif, Inc., Class A 10,607 648,300
Pactiv Evergreen, Inc. 19,182 335,109
$ 983,409
Pharmaceuticals - 2 .85%
AdaptHealth Corp.
(a)
50,512 480,874
Alkermes PLC
(a)
110,306 3,172,401
Amneal Pharmaceuticals, Inc.
(a)
83,765 663,419
Amphastar Pharmaceuticals, Inc.
(a)
24,897 924,426
Catalyst Pharmaceuticals, Inc.
(a)
53,388 1,114,207
Collegium Pharmaceutical, Inc.
(a)
27,537 788,935
Corcept Therapeutics, Inc.
(a)
63,334 3,191,400
Harmony Biosciences Holdings, Inc.
(a)
22,222 764,659
Harrow, Inc.
(a)
5,038 169,025
Heron Therapeutics, Inc.
(a),(d)
105,658 161,657
Ironwood Pharmaceuticals, Inc.
(a)
80,762 357,776
MannKind Corp.
(a)
163,518 1,051,421
Option Care Health, Inc.
(a)
85,964 1,994,365
Pacira BioSciences, Inc.
(a)
33,719 635,266
Protagonist Therapeutics, Inc.
(a)
47,069 1,816,863
Rhythm Pharmaceuticals, Inc.
(a)
32,196 1,802,332
SIGA Technologies, Inc. 20,180 121,282
Supernus Pharmaceuticals, Inc.
(a)
29,101 1,052,292
Xeris Biopharma Holdings, Inc.
(a)
100,704 341,386
Y-mAbs Therapeutics, Inc.
(a)
19,032 149,021
$ 20,753,007
COMMON STOCKS (continued) Shares Held Value
Pipelines - 0 .19%
Excelerate Energy, Inc., Class A 8,427 $ 254,917
Kinetik Holdings, Inc. 19,801 1,122,915
$ 1,377,832
Real Estate - 0 .48%
Cushman & Wakefield PLC
(a)
162,190 2,121,445
Newmark Group, Inc., Class A 79,755 1,021,661
Real Brokerage, Inc.
(a)
71,646 329,572
$ 3,472,678
REITs - 5 .80%
Acadia Realty Trust 73,866 1,784,603
Alexander's, Inc. 1,003 200,660
American Assets Trust, Inc. 22,915 601,748
Armada Hoffler Properties, Inc. 38,380 392,627
Broadstone Net Lease, Inc. 103,496 1,641,447
CareTrust REIT, Inc. 126,029 3,409,084
CBL & Associates Properties, Inc. 7,776 228,692
Centerspace 10,410 688,621
CTO Realty Growth, Inc. 13,562 267,307
Curbline Properties Corp. 84,407 1,959,930
Empire State Realty Trust, Inc., Class A 99,967 1,031,659
Essential Properties Realty Trust, Inc. 113,713 3,556,943
Four Corners Property Trust, Inc. 38,392 1,041,959
Independence Realty Trust, Inc. 206,008 4,087,199
Innovative Industrial Properties, Inc. 14,020 934,293
LTC Properties, Inc. 27,210 940,105
National Health Investors, Inc. 13,540 938,322
NexPoint Residential Trust, Inc. 10,125 422,719
PennyMac Mortgage Investment Trust 114,664 1,443,620
Ryman Hospitality Properties, Inc. 40,363 4,211,475
SITE Centers Corp. 42,223 645,590
Sunstone Hotel Investors, Inc. 189,627 2,245,184
Tanger, Inc. 63,429 2,164,832
Terreno Realty Corp. 55,013 3,253,469
UMH Properties, Inc. 33,234 627,458
Uniti Group, Inc. 160,514 882,827
Universal Health Realty Income Trust 5,085 189,213
Urban Edge Properties 91,601 1,969,421
Whitestone REIT 33,575 475,758
$ 42,236,765
Retail - 5 .52%
Abercrombie & Fitch Co., Class A
(a)
30,791 4,602,331
American Eagle Outfitters, Inc. 180,897 3,015,553
Boot Barn Holdings, Inc.
(a)
27,997 4,250,504
Brinker International, Inc.
(a)
70,834 9,370,630
Buckle, Inc. 15,595 792,382
Caleres, Inc. 20,531 475,498
Cheesecake Factory, Inc. 39,575 1,877,438
FirstCash Holdings, Inc. 40,054 4,149,594
GMS, Inc.
(a)
28,651 2,430,464
Group 1 Automotive, Inc. 4,520 1,905,090
La-Z-Boy, Inc. 20,806 906,517
Patrick Industries, Inc. 9,957 827,228
PC Connection, Inc. 3,982 275,833
PriceSmart, Inc. 7,274 670,445
Sally Beauty Holdings, Inc.
(a)
51,716 540,432
Shoe Carnival, Inc. 9,527 315,153
Urban Outfitters, Inc.
(a)
69,426 3,810,099
$ 40,215,191
Savings & Loans - 1 .19%
Axos Financial, Inc.
(a)
74,665 5,215,350
WaFd, Inc. 54,544 1,758,499
WSFS Financial Corp. 31,610 1,679,439
$ 8,653,288
Semiconductors - 1 .56%
Axcelis Technologies, Inc.
(a)
29,923 2,090,720
Impinj, Inc.
(a)
19,976 2,901,714
Photronics, Inc.
(a)
26,813 631,714
Rambus, Inc.
(a)
82,187 4,344,405
Veeco Instruments, Inc.
(a)
51,174 1,371,463
$ 11,340,016

Schedule of Investments
Principal U.S. Small-Cap ETF
December 31, 2024 (unaudited)
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Software - 5 .35%
8x8, Inc.
(a)
25,498 $ 68,080
ACI Worldwide, Inc.
(a)
33,647 1,746,616
Agilysys, Inc.
(a)
12,168 1,602,647
Alkami Technology, Inc.
(a)
26,565 974,404
Altair Engineering, Inc., Class A
(a)
30,075 3,281,483
AvePoint, Inc.
(a)
63,110 1,041,946
Blackbaud, Inc.
(a)
10,034 741,713
BlackLine, Inc.
(a)
51,462 3,126,831
Box, Inc., Class A
(a)
80,367 2,539,597
Clear Secure, Inc., Class A 49,351 1,314,711
Clearwater Analytics Holdings, Inc., Class A
(a)
82,545 2,271,638
Commvault Systems, Inc.
(a)
18,738 2,827,752
Daily Journal Corp.
(a)
598 339,658
Definitive Healthcare Corp.
(a)
41,004 168,527
DigitalOcean Holdings, Inc.
(a)
63,157 2,151,759
Evolent Health, Inc., Class A
(a)
52,574 591,458
GigaCloud Technology, Inc., Class A
(a),(d)
71,062 1,316,068
Immersion Corp. 53,524 467,265
Innodata, Inc.
(a)
18,077 714,403
N-able, Inc.
(a)
37,397 349,288
Privia Health Group, Inc.
(a)
42,963 839,927
Progress Software Corp. 19,726 1,285,149
PubMatic, Inc., Class A
(a)
21,448 315,071
Sapiens International Corp. NV 7,787 209,237
SEMrush Holdings, Inc., Class A
(a)
28,727 341,277
Simulations Plus, Inc. 11,896 331,779
SolarWinds Corp. 29,177 415,772
SPS Commerce, Inc.
(a)
10,067 1,852,227
Vertex, Inc., Class A
(a)
49,775 2,655,496
Vimeo, Inc.
(a)
54,085 346,144
Yext, Inc.
(a)
50,049 318,312
Zeta Global Holdings Corp., Class A
(a)
134,567 2,420,860
$ 38,967,095
Telecommunications - 0 .67%
A10 Networks, Inc. 44,360 816,224
IDT Corp., Class B 4,877 231,755
InterDigital, Inc. 19,704 3,817,059
$ 4,865,038
Transportation - 1 .43%
Ardmore Shipping Corp. 32,107 390,100
Costamare, Inc. 63,152 811,503
DHT Holdings, Inc. 100,461 933,283
Dorian LPG Ltd. 31,053 756,762
International Seaways, Inc. 29,044 1,043,841
Matson, Inc. 19,920 2,686,013
Safe Bulkers, Inc. 67,642 241,482
Scorpio Tankers, Inc. 42,933 2,133,341
Teekay Corp. Ltd. 26,993 187,061
Teekay Tankers Ltd., Class A 14,357 571,265
World Kinect Corp. 23,301 641,011
$ 10,395,662
TOTAL COMMON STOCKS a $ 726,314,481
INVESTMENT COMPANIES - 0 .57 % Shares Held Value
Money Market Funds - 0 .57% - —
Principal Government Money Market Fund,
Class R-6 4.37%
(e),(f),(g)
2,593,049 $ 2,593,049
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.42%
(e)
1,535,827 1,535,827
TOTAL INVESTMENT COMPANIES a $ 4,128,876
Total Investments
100.30%
$ 730,443,357
Other Assets and Liabilities - (0.30%) (2,198,937)
TOTAL NET ASSETS - 100.00% $ 728,244,420
(a)
Non-income producing security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $161,437 or 0.02% of net assets.
(c)
The value of these investments was determined using significant unobservable inputs, in good faith by the Advisor, under procedures established and periodically reviewed by the Board of Trustees.
(d)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $2,591,921 or 0.36% of net assets.
(e)
1-day yield shown as of period end.
(f)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(g)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,593,049 or 0.36% of net assets.

Schedule of Investments
Principal U.S. Small-Cap ETF
December 31, 2024 (unaudited)
See accompanying notes.
Affiliated Securities
June 30, 2024
Value
Purchases
Cost
Sales
Proceeds
December 31, 2024
Value
Principal Government Money Market Fund, Class R-6 4.37% $ 1,899,837 $ 23,272,697 $ 22,579,485 $ 2,593,049
$ 1,899,837 $ 23,272,697 $ 22,579,485 $ 2,593,049
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 4.37% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Value ETF
December 31, 2024 (unaudited)
See accompanying notes.
COMMON STOCKS - 99 .68 % Shares Held Value
Aerospace & Defense - 1 .82% - —
Lockheed Martin Corp. 1,357 $ 659,421
RTX Corp. 7,003 810,387
$ 1,469,808
Agriculture - 1 .51%
Altria Group, Inc. 13,392 700,268
Archer-Daniels-Midland Co. 10,273 518,992
$ 1,219,260
Apparel - 1 .81%
NIKE, Inc., Class B 9,034 683,603
Ralph Lauren Corp. 3,373 779,095
$ 1,462,698
Banks - 6 .11%
Bank of New York Mellon Corp. 9,747 748,862
Fifth Third Bancorp 15,227 643,798
Morgan Stanley 7,966 1,001,485
PNC Financial Services Group, Inc. 3,858 744,015
Regions Financial Corp. 27,362 643,554
Wells Fargo & Co. 16,373 1,150,040
$ 4,931,754
Beverages - 0 .74%
Molson Coors Beverage Co., Class B 10,371 594,466
Building Materials - 0 .93%
Trane Technologies PLC 2,030 749,780
Chemicals - 3 .53%
CF Industries Holdings, Inc. 7,596 648,091
DuPont de Nemours, Inc. 7,800 594,750
Eastman Chemical Co. 5,974 545,545
LyondellBasell Industries NV, Class A 6,438 478,150
PPG Industries, Inc. 4,895 584,708
$ 2,851,244
Commercial Services - 1 .01%
Automatic Data Processing, Inc. 2,781 814,082
Computers - 7 .98%
Accenture PLC, Class A 2,727 959,332
Apple, Inc. 14,015 3,509,636
Cognizant Technology Solutions Corp., Class A 8,398 645,806
Hewlett Packard Enterprise Co. 34,360 733,586
HP, Inc. 18,056 589,167
$ 6,437,527
Diversified Financial Services - 5 .86%
American Express Co. 3,276 972,284
Ameriprise Financial, Inc. 1,497 797,048
Discover Financial Services 4,869 843,457
Franklin Resources, Inc. 30,418 617,181
Nasdaq, Inc. 8,658 669,350
Synchrony Financial 12,739 828,035
$ 4,727,355
Electronics - 0 .70%
Allegion PLC 4,321 564,668
Environmental Control - 0 .87%
Pentair PLC 7,001 704,581
Food - 5 .06%
General Mills, Inc. 8,428 537,454
Hershey Co. 3,061 518,380
Hormel Foods Corp. 17,723 555,970
Kroger Co. 11,918 728,786
McCormick & Co., Inc. 7,196 548,623
Mondelez International, Inc., Class A 9,748 582,248
Sysco Corp. 7,983 610,380
$ 4,081,841
Hand & Machine Tools - 0 .93%
Snap-on, Inc. 2,200 746,856
Healthcare - Services - 0 .71%
Cigna Group 2,071 571,886
Household Products & Wares - 0 .71%
Kimberly-Clark Corp. 4,389 575,135
Insurance - 9 .04%
American International Group, Inc. 9,094 662,043
Assurant, Inc. 3,060 652,453
Chubb Ltd. 2,643 730,261
COMMON STOCKS (continued) Shares Held Value
Insurance (continued)
Cincinnati Financial Corp. 4,492 $ 645,500
Everest Group Ltd. 1,538 557,464
Hartford Financial Services Group, Inc. 5,506 602,356
Marsh & McLennan Cos., Inc. 3,307 702,440
MetLife, Inc. 8,741 715,713
Prudential Financial, Inc. 5,666 671,591
Travelers Cos., Inc. 2,832 682,201
Willis Towers Watson PLC 2,141 670,647
$ 7,292,669
Internet - 0 .79%
eBay, Inc. 10,336 640,315
Iron & Steel - 0 .76%
Steel Dynamics, Inc. 5,403 616,320
Machinery - Construction & Mining - 1 .14%
Caterpillar, Inc. 2,542 922,136
Machinery - Diversified - 3 .30%
Deere & Co. 1,941 822,402
Nordson Corp. 2,388 499,665
Otis Worldwide Corp. 6,949 643,547
Rockwell Automation, Inc. 2,432 695,041
$ 2,660,655
Media - 1 .86%
Comcast Corp., Class A 21,137 793,272
Fox Corp., Class A 14,581 708,345
$ 1,501,617
Miscellaneous Manufacturers - 1 .51%
A.O. Smith Corp. 7,502 511,711
Illinois Tool Works, Inc. 2,771 702,615
$ 1,214,326
Oil & Gas - 7 .58%
Chevron Corp. 6,980 1,010,983
Diamondback Energy, Inc. 3,424 560,954
EQT Corp. 18,674 861,058
Exxon Mobil Corp. 12,628 1,358,394
Marathon Petroleum Corp. 3,977 554,792
Occidental Petroleum Corp. 11,923 589,115
Phillips 66 5,192 591,525
Valero Energy Corp. 4,824 591,374
$ 6,118,195
Oil & Gas Services - 2 .46%
Baker Hughes Co. 18,551 760,962
Halliburton Co. 21,526 585,292
Schlumberger NV 16,532 633,837
$ 1,980,091
Pharmaceuticals - 1 .71%
Bristol-Myers Squibb Co. 15,019 849,474
CVS Health Corp. 11,876 533,114
$ 1,382,588
Pipelines - 0 .95%
Targa Resources Corp. 4,271 762,374
REITs - 7 .08%
Alexandria Real Estate Equities, Inc. 5,090 496,530
AvalonBay Communities, Inc. 2,751 605,137
Camden Property Trust 4,777 554,323
Essex Property Trust, Inc. 1,989 567,740
Invitation Homes, Inc. 16,588 530,318
Mid-America Apartment Communities, Inc. 3,718 574,691
Prologis, Inc. 5,994 633,566
SBA Communications Corp. 2,534 516,429
Simon Property Group, Inc. 4,036 695,040
VICI Properties, Inc. 18,529 541,232
$ 5,715,006
Retail - 6 .08%
Bath & Body Works, Inc. 20,101 779,316
Darden Restaurants, Inc. 3,782 706,062
Genuine Parts Co. 4,414 515,379
Home Depot, Inc. 3,251 1,264,606
Lowe's Cos., Inc. 3,324 820,363
TJX Cos., Inc. 6,784 819,575
$ 4,905,301

Schedule of Investments
Principal Value ETF
December 31, 2024 (unaudited)
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Semiconductors - 8 .22%
Broadcom, Inc. 11,534 $ 2,674,042
NVIDIA Corp. 19,287 2,590,051
QUALCOMM, Inc. 5,451 837,383
Skyworks Solutions, Inc. 5,953 527,912
$ 6,629,388
Software - 5 .28%
Broadridge Financial Solutions, Inc. 2,957 668,548
Microsoft Corp. 6,868 2,894,862
Paychex, Inc. 4,970 696,894
$ 4,260,304
Transportation - 1 .64%
CSX Corp. 20,184 651,337
FedEx Corp. 2,372 667,315
$ 1,318,652
TOTAL COMMON STOCKS a $ 80,422,878
INVESTMENT COMPANIES - 0 .16 % Shares Held Value
Money Market Funds - 0 .16% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.42%
(a)
130,016 $ 130,016
TOTAL INVESTMENT COMPANIES a $ 130,016
Total Investments
99.84%
$ 80,552,894
Other Assets and Liabilities - 0.16% 132,307
TOTAL NET ASSETS - 100.00% $ 80,685,201
(a)
1-day yield shown as of period end.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
(unaudited)
Principal Active High Yield ETF
For a share outstanding:
Period ended
December 31,
2024
(a)
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Year ended
June 30,
2021
Year ended
June 30,
2020
Net asset value, beginning of period $ 19 .02 $ 18 .28 $ 17 .71 $ 20 .85
(b)
$ 18 .07
(b)
$ 19 .96
(b)
Investment Operations:
Net investment income (loss)
(c)
0 .71 1 .30 1 .05 0 .90 0 .77
(b)
0 .94
(b)
Net realized and change in unrealized gain (loss) 0 .22 0 .73 0 .70 ( 2 .90 ) 2 .82
(b)
( 1 .86 )
(b)
Total from investment operations 0 .93 2 .03 1 .75 ( 2 .00 ) 3 .59
(b)
( 0 .92 )
(b)
Dividends to Shareholders from:
Net investment income ( 0 .82 ) ( 1 .29 ) ( 1 .18 ) ( 1 .14 ) ( 0 .81 )
(b)
( 0 .97 )
(b)
Total dividends to stockholders ( 0 .82 ) ( 1 .29 ) ( 1 .18 ) ( 1 .14 ) ( 0 .81 )
(b)
( 0 .97 )
(b)
Net asset value, end of period $ 19 .13 $ 19 .02 $ 18 .28 $ 17 .71 $ 20 .85
(b)
$ 18 .07
(b)
Total return 4 .96%
(d)
11 .50% 10 .15% ( 10 .65 ) % 20 .25% ( 4 .78 ) %
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 267,865 $ 212,991 $ 105,094 $ 218,775 $ 232,443 $ 270,096
Ratio of expenses to average net assets 0 .39%
(e)
0 .39% 0 .39% 0 .41% 0 .49% 0 .49%
Ratio of net investment income (loss) to average net
assets 7 .28%
(e)
6 .99% 5 .84% 4 .46% 3 .90% 4 .89%
Portfolio turnover rate
(f)
24 .5% 42 .2% 34 .5% 110 .5% 19 .5% 10 .6%
(a)
Six months ended December 31, 2024.
(b)
Reflects a 2 to 1 stock split effective after the close of trading on August 30, 2021.
(c)
Calculated on average shares outstanding during the period.
(d)
Total return amounts have not been annualized.
(e)
Computed on an annualized basis.
(f)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
(unaudited)
Principal Focused Blue Chip ETF
For a share outstanding:
Period ended
December 31,
2024
(a)
Period ended
June 30,
2024
(b)
Net asset value, beginning of period $ 32 .12 $ 25 .00
Investment Operations:
Net investment income (loss)
(c)
0 .06 0 .05
Net realized and change in unrealized gain (loss) 2 .18 7 .12
Total from investment operations 2 .24 7 .17
Dividends to Shareholders from:
Net investment income ( 0 .01 ) ( 0 .05 )
Net realized gains ( 0 .34 ) —
Total dividends to stockholders ( 0 .35 ) ( 0 .05 )
Net asset value, end of period $ 34 .01 $ 32 .12
Total return 6 .95%
(d)
28 .75%
(d)
( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 89,786 $ 47,544
Ratio of expenses to average net assets 0 .58%
(e)
0 .58%
(e)
Ratio of net investment income (loss) to average net assets 0 .35%
(e)
0 .19%
(e)
Portfolio turnover rate
(f)
12 .4% 15 .4%
(a)
Six months ended December 31, 2024.
(b)
Period from July 12, 2023, date operations commenced, through June 30, 2024.
(c)
Calculated on average shares outstanding during the period.
(d)
Total return amounts have not been annualized.
(e)
Computed on an annualized basis.
(f)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
(unaudited)
Principal International Equity ETF
For a share outstanding:
Period ended
December 31,
2024
(a)
Net asset value, beginning of period $ 25 .00
Investment Operations:
Net investment income (loss)
(b)
0 .03
Net realized and change in unrealized gain (loss) ( 0 .83 )
Total from investment operations ( 0 .80 )
Dividends to Shareholders from:
Net investment income ( 0 .02 )
Total dividends to stockholders ( 0 .02 )
Net asset value, end of period $ 24 .18
Total return ( 3 .17 ) %
(c)
( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 39,661
Ratio of expenses to average net assets 0 .48%
(d)
Ratio of net investment income (loss) to average net assets 0 .72%
(d)
Portfolio turnover rate
(e)
3 .7%
(a)
Period from November 5, 2024, date operations commenced, through December 31, 2024.
(b)
Calculated on average shares outstanding during the period.
(c)
Total return amounts have not been annualized.
(d)
Computed on an annualized basis.
(e)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
(unaudited)
Principal Investment Grade Corporate Active ETF
For a share outstanding:
Period ended
December 31,
2024
(a)
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Year ended
June 30,
2021
Year ended
June 30,
2020
Net asset value, beginning of period $ 20 .41 $ 20 .51 $ 21 .84 $ 26 .74 $ 26 .67 $ 26 .20
Investment Operations:
Net investment income (loss)
(b)
0 .53 1 .00 0 .76 0 .65 0 .62 0 .88
Net realized and change in unrealized gain (loss) 0 .03 ( 0 .12 ) ( 0 .60 ) ( 4 .68 ) 0 .69 1 .39
Total from investment operations 0 .56 0 .88 0 .16 ( 4 .03 ) 1 .31 2 .27
Dividends to Shareholders from:
Net investment income ( 0 .62 ) ( 0 .98 ) ( 1 .49 ) ( 0 .80 ) ( 0 .79 ) ( 0 .95 )
Net realized gains — — — ( 0 .07 ) ( 0 .45 ) ( 0 .85 )
Total dividends to stockholders ( 0 .62 ) ( 0 .98 ) ( 1 .49 ) ( 0 .87 ) ( 1 .24 ) ( 1 .80 )
Net asset value, end of period $ 20 .35 $ 20 .41 $ 20 .51 $ 21 .84 $ 26 .74 $ 26 .67
Total return 2 .75%
(c)
4 .45% 0 .87% ( 15 .47 ) % 4 .90% 8 .98%
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 91,597 $ 80,626 $ 47,174 $ 369,026 $ 481,271 $ 110,693
Ratio of expenses to average net assets 0 .19%
(d)
0 .19% 0 .19% 0 .19% 0 .25% 0 .26%
Ratio of net investment income (loss) to average net
assets 5 .01%
(d)
4 .93% 3 .52% 2 .58% 2 .30% 3 .37%
Portfolio turnover rate
(e)
39 .1% 123 .0% 61 .0% 46 .9% 67 .8% 73 .3%
(a)
Six months ended December 31, 2024.
(b)
Calculated on average shares outstanding during the period.
(c)
Total return amounts have not been annualized.
(d)
Computed on an annualized basis.
(e)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
(unaudited)
Principal Quality ETF
For a share outstanding:
Period ended
December 31,
2024
(a)
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Year ended
June 30,
2021
Year ended
June 30,
2020
Net asset value, beginning of period $ 68 .23 $ 56 .45 $ 47 .88 $ 53 .17 $ 39 .89 $ 37 .79
Investment Operations:
Net investment income (loss)
(b)
0 .24 0 .54 0 .60 0 .61 0 .57 0 .51
Net realized and change in unrealized gain (loss) 3 .39 11 .77 8 .71 ( 5 .36 ) 13 .22 1 .00
Net realized gain due from reimbursement from Advisor — — — — — 1 .13
(c)
Total from investment operations 3 .63 12 .31 9 .31 ( 4 .75 ) 13 .79 2 .64
Dividends to Shareholders from:
Net investment income ( 0 .35 ) ( 0 .53 ) ( 0 .74 ) ( 0 .54 ) ( 0 .51 ) ( 0 .54 )
Total dividends to stockholders ( 0 .35 ) ( 0 .53 ) ( 0 .74 ) ( 0 .54 ) ( 0 .51 ) ( 0 .54 )
Net asset value, end of period $ 71 .51 $ 68 .23 $ 56 .45 $ 47 .88 $ 53 .17 $ 39 .89
Total return 5 .31%
(d)
21 .96% 19 .69% ( 9 .07 ) % 34 .83% 7 .05%
(c)
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 58,636 $ 53,221 $ 36,696 $ 45,489 $ 58,486 $ 17,951
Ratio of expenses to average net assets 0 .15%
(e)
0 .15% 0 .15% 0 .15% 0 .15%
(f)
0 .29%
(f)
Ratio of gross expenses to average net assets
(g)
— %
(g)
(g)
— %
(g)
(g)
— %
(g)
(g)
— %
(g)
(g)
— %
(g)
0 .34%
Ratio of net investment income (loss) to average net
assets 0 .67%
(e)
0 .87% 1 .18% 1 .11% 1 .22% 1 .32%
Portfolio turnover rate
(h)
0.0%
(i)
57 .1% 47 .7% 96 .0% 45 .1% 103 .7%
(a)
Six months ended December 31, 2024.
(b)
Calculated on average shares outstanding during the period.
(c)
During 2020, the Fund experienced a significant one-time gain as the result of a payment by the Advisor due to an operational error by a third party. If such payment had not been recognized, the total return amounts expressed herein would have been lower by 3.04%.
(d)
Total return amounts have not been annualized.
(e)
Computed on an annualized basis.
(f)
Includes reimbursement from Advisor.
(g)
Ratio is not applicable as there was no waiver during the period.
(h)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares, if any.
(i)
Reflects an amount rounding to less than 0.0%.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
(unaudited)
Principal Real Estate Active Opportunities ETF
For a share outstanding:
Period ended
December 31,
2024
(a)
Year ended
June 30,
2024
Year ended
June 30,
2023
Period ended
June 30,
2022
(b)
Net asset value, beginning of period $ 23 .40 $ 22 .68 $ 24 .50 $ 25 .00
Investment Operations:
Net investment income (loss)
(c)
0 .39 0 .59 0 .54 0 .10
Net realized and change in unrealized gain (loss) 1 .18 0 .72 ( 1 .78 ) ( 0 .60 )
Total from investment operations 1 .57 1 .31 ( 1 .24 ) ( 0 .50 )
Dividends to Shareholders from:
Net investment income ( 0 .44 ) ( 0 .59 ) ( 0 .48 ) —
Net realized gains — — ( 0 .10 ) —
Total dividends to stockholders ( 0 .44 ) ( 0 .59 ) ( 0 .58 ) —
Net asset value, end of period $ 24 .53 $ 23 .40 $ 22 .68 $ 24 .50
Total return 6 .73%
(d)
5 .90% ( 5 .03 ) % ( 2 .01 ) %
(d)
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 11,773 $ 10,295 $ 5,443 $ 5,390
Ratio of expenses to average net assets 0 .63%
(e)
0 .65% 0 .65% 0 .65%
(e)
Ratio of net investment income (loss) to average net assets 3 .05%
(e)
2 .61% 2 .33% 3 .51%
(e)
Portfolio turnover rate
(f)
17 .7% 27 .0% 17 .6% 16 .2%
(a)
Six months ended December 31, 2024.
(b)
Period from May 18, 2022, date operations commenced, through June 30, 2022.
(c)
Calculated on average shares outstanding during the period.
(d)
Total return amounts have not been annualized.
(e)
Computed on an annualized basis.
(f)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
(unaudited)
Principal Spectrum Preferred Securities Active ETF
For a share outstanding:
Period ended
December 31,
2024
(a)
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Year ended
June 30,
2021
Year ended
June 30,
2020
Net asset value, beginning of period $ 18 .22 $ 16 .87 $ 17 .20 $ 20 .64 $ 19 .31
(b)
$ 19 .36
(b)
Investment Operations:
Net investment income (loss)
(c)
0 .43 0 .80 0 .72 0 .64 0 .70 0 .80
(b)
Net realized and change in unrealized gain (loss) 0 .42 1 .39 ( 0 .25 ) ( 3 .27 ) 1 .86 0 .08
(b)
Total from investment operations 0 .85 2 .19 0 .47 ( 2 .63 ) 2 .56 0 .88
(b)
Dividends to Shareholders from:
Net investment income ( 0 .51 ) ( 0 .84 ) ( 0 .80 ) ( 0 .81 ) ( 1 .23 ) ( 0 .93 )
(b)
Total dividends to stockholders ( 0 .51 ) ( 0 .84 ) ( 0 .80 ) ( 0 .81 ) ( 1 .23 ) ( 0 .93 )
(b)
Net asset value, end of period $ 18 .56 $ 18 .22 $ 16 .87 $ 17 .20 $ 20 .64 $ 19 .31
(b)
Total return 4 .64%
(d)
13 .40% 2 .68% ( 13 .15 ) % 11 .58% 4 .60%
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 1,055,822 $ 904,852 $ 575,986 $ 344,957 $ 363,333 $ 139,995
Ratio of expenses to average net assets 0 .55%
(e)
0 .55% 0 .55% 0 .55% 0 .55% 0 .55%
Ratio of net investment income (loss) to average net
assets 4 .56%
(e)
4 .60% 4 .21% 3 .24% 3 .43% 4 .10%
Portfolio turnover rate
(f)
7 .8% 6 .6% 16 .7% 9 .2% 12 .6% 41 .9%
(a)
Six months ended December 31, 2024.
(b)
Reflects a 5 to 1 stock split effective after the close of trading on July 22, 2020.
(c)
Calculated on average shares outstanding during the period.
(d)
Total return amounts have not been annualized.
(e)
Computed on an annualized basis.
(f)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
(unaudited)
Principal Spectrum Tax-Advantaged Dividend Active ETF
For a share outstanding:
Period ended
December 31,
2024
(a)
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Year ended
June 30,
2021
Period ended
June 30,
2020
(b)
Net asset value, beginning of period $ 18 .64 $ 17 .46 $ 18 .34 $ 21 .57 $ 19 .95 $ 20 .00
Investment Operations:
Net investment income (loss)
(c)
0 .45 0 .86 0 .87 0 .84 0 .88 0 .03
Net realized and change in unrealized gain (loss) 0 .37 1 .26 ( 0 .75 ) ( 2 .98 ) 1 .76 ( 0 .08 )
Total from investment operations 0 .82 2 .12 0 .12 ( 2 .14 ) 2 .64 ( 0 .05 )
Dividends to Shareholders from:
Net investment income ( 0 .56 ) ( 0 .94 ) ( 1 .00 ) ( 1 .00 ) ( 0 .98 ) —
Net realized gains — — — ( 0 .09 ) ( 0 .04 ) —
Total dividends to stockholders ( 0 .56 ) ( 0 .94 ) ( 1 .00 ) ( 1 .09 ) ( 1 .02 ) —
Net asset value, end of period $ 18 .90 $ 18 .64 $ 17 .46 $ 18 .34 $ 21 .57 $ 19 .95
Total return 4 .41%
(d)
12 .52% 0 .65% ( 10 .38 ) % 13 .42% ( 0 .26 ) %
(d)
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 35,908 $ 24,231 $ 20,081 $ 21,088 $ 22,647 $ 19,948
Ratio of expenses to average net assets 0 .60%
(e)
0 .60% 0 .60% 0 .60% 0 .60% 0 .60%
(e)
Ratio of net investment income (loss) to average net
assets 4 .75%
(e)
4 .80% 4 .81% 4 .09% 4 .15% 4 .35%
(e)
Portfolio turnover rate
(f)
10 .5% 16 .3% 12 .8% 6 .7% 15 .5% 6 .3%
(a)
Six months ended December 31, 2024.
(b)
Period from June 16, 2020, date operations commenced, through June 30, 2020.
(c)
Calculated on average shares outstanding during the period.
(d)
Total return amounts have not been annualized.
(e)
Computed on an annualized basis.
(f)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
(unaudited)
Principal U.S. Mega-Cap ETF
For a share outstanding:
Period ended
December 31,
2024
(a)
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Year ended
June 30,
2021
Year ended
June 30,
2020
Net asset value, beginning of period $ 54 .12 $ 43 .70 $ 36 .61 $ 39 .68 $ 30 .04 $ 29 .07
Investment Operations:
Net investment income (loss)
(b)
0 .31 0 .66 0 .59 0 .68 0 .59 0 .60
Net realized and change in unrealized gain (loss) 5 .86 10 .39 7 .13 ( 3 .05 ) 9 .60 1 .00
Total from investment operations 6 .17 11 .05 7 .72 ( 2 .37 ) 10 .19 1 .60
Dividends to Shareholders from:
Net investment income ( 0 .47 ) ( 0 .63 ) ( 0 .63 ) ( 0 .70 ) ( 0 .55 ) ( 0 .63 )
Total dividends to stockholders ( 0 .47 ) ( 0 .63 ) ( 0 .63 ) ( 0 .70 ) ( 0 .55 ) ( 0 .63 )
Net asset value, end of period $ 59 .82 $ 54 .12 $ 43 .70 $ 36 .61 $ 39 .68 $ 30 .04
Total return 11 .45%
(c)
25 .59% 21 .39% ( 6 .18 ) % 34 .25% 5 .62%
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 2,563,960 $ 2,440,700 $ 1,463,854 $ 1,367,427 $ 1,958,064 $ 1,505,046
Ratio of net expenses to average net assets
(d)
0 .12%
(e)
0 .12% 0 .12% 0 .12% 0 .12% 0 .12%
Ratio of gross expenses to average net assets
(e)
0 .15%
(e)
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Ratio of net investment income (loss) to average net
assets 1 .06%
(e)
1 .38% 1 .53% 1 .65% 1 .67% 2 .05%
Portfolio turnover rate
(f)
27 .9% 0 .5% 28 .8% 41 .1% 42 .9% 42 .9%
(a)
Six months ended December 31, 2024.
(b)
Calculated on average shares outstanding during the period.
(c)
Total return amounts have not been annualized.
(d)
Includes reimbursement from Advisor.
(e)
Computed on an annualized basis.
(f)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
(unaudited)
Principal U.S. Small-Cap ETF
For a share outstanding:
Period ended
December 31,
2024
(a)
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Year ended
June 30,
2021
Year ended
June 30,
2020
Net asset value, beginning of period $ 48 .17 $ 42 .38 $ 38 .04 $ 46 .92 $ 27 .36 $ 31 .43
Investment Operations:
Net investment income (loss)
(b)
0 .35 0 .45 0 .56 0 .62 0 .54 0 .45
Net realized and change in unrealized gain (loss) 2 .98 5 .75 4 .53 ( 8 .90 ) 19 .51 ( 4 .11 )
Total from investment operations 3 .33 6 .20 5 .09 ( 8 .28 ) 20 .05 ( 3 .66 )
Dividends to Shareholders from:
Net investment income ( 0 .29 ) ( 0 .41 ) ( 0 .75 ) ( 0 .60 ) ( 0 .49 ) ( 0 .41 )
Total dividends to stockholders ( 0 .29 ) ( 0 .41 ) ( 0 .75 ) ( 0 .60 ) ( 0 .49 ) ( 0 .41 )
Net asset value, end of period $ 51 .21 $ 48 .17 $ 42 .38 $ 38 .04 $ 46 .92 $ 27 .36
Total return 6 .93%
(c)
14 .74% 13 .59% ( 17 .88 ) % 74 .05% ( 11 .71 ) %
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 728,244 $ 582,828 $ 201,291 $ 616,265 $ 1,628,003 $ 328,305
Ratio of expenses to average net assets 0 .38%
(d)
0 .38% 0 .38% 0 .38% 0 .38% 0 .38%
Ratio of net investment income (loss) to average net
assets 1 .35%
(d)
0 .99% 1 .39% 1 .37% 1 .39% 1 .54%
Portfolio turnover rate
(e)
34 .7% 58 .0% 74 .1% 70 .6% 93 .1% 80 .4%
(a)
Six months ended December 31, 2024.
(b)
Calculated on average shares outstanding during the period.
(c)
Total return amounts have not been annualized.
(d)
Computed on an annualized basis.
(e)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
(unaudited)
Principal Value ETF
For a share outstanding:
Period ended
December 31,
2024
(a)
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Year ended
June 30,
2021
Year ended
June 30,
2020
Net asset value, beginning of period $ 45 .96 $ 41 .49 $ 38 .90 $ 42 .38 $ 27 .75 $ 31 .99
Investment Operations:
Net investment income (loss)
(b)
0 .56 1 .12 0 .93 1 .63 1 .16 0 .87
Net realized and change in unrealized gain (loss) 3 .79 4 .51 3 .04 ( 3 .89 ) 14 .52 ( 4 .36 )
Total from investment operations 4 .35 5 .63 3 .97 ( 2 .26 ) 15 .68 ( 3 .49 )
Dividends to Shareholders from:
Net investment income ( 0 .81 ) ( 1 .16 ) ( 1 .38 ) ( 1 .22 ) ( 1 .05 ) ( 0 .75 )
Total dividends to stockholders ( 0 .81 ) ( 1 .16 ) ( 1 .38 ) ( 1 .22 ) ( 1 .05 ) ( 0 .75 )
Net asset value, end of period $ 49 .50 $ 45 .96 $ 41 .49 $ 38 .90 $ 42 .38 $ 27 .75
Total return 9 .51%
(c)
13 .92% 10 .45% ( 5 .58 ) % 57 .97% ( 11 .09 ) %
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 80,685 $ 68,486 $ 37,340 $ 215,875 $ 44,498 $ 31,907
Ratio of expenses to average net assets 0 .15%
(d)
0 .15% 0 .15% 0 .15% 0 .15%
(e)
0 .29%
(e)
Ratio of gross expenses to average net assets
(f)
— %
(f)
(f)
— %
(f)
(f)
— %
(f)
(f)
— %
(f)
(f)
— %
(f)
0 .32%
Ratio of net investment income (loss) to average net
assets 2 .28%
(d)
2 .61% 2 .31% 3 .83% 3 .31% 2 .95%
Portfolio turnover rate
(g)
38 .7% 49 .8% 1 .8% 298 .2% 44 .8% 47 .6%
(a)
Six months ended December 31, 2024.
(b)
Calculated on average shares outstanding during the period.
(c)
Total return amounts have not been annualized.
(d)
Computed on an annualized basis.
(e)
Includes reimbursement from Advisor.
(f)
Ratio is not applicable as there was no waiver during the period.
(g)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares, if any.

Principal Exchange-Traded Funds
(unaudited)
Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Principal Exchange-Traded Funds made distributions for the month of December 2024 for which a portion is estimated to be in excess of the Fund’s current and accumulated net income. As of December 2024, the estimated sources of these distributions were as follows:
The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the Funds will not be available until the end of the Funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
December 2024
Fund Net Income Realized Gain Capital Sources
Principal International Equity ETF 76.97% 0.00% 23.03%
Principal Quality ETF 99.15 0.00 0.85

Changes in and Disagreements with Accountants (N-CSR Item 8)
Principal Exchange-Traded Funds
December 31, 2024
During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Proxy Disclosures (N-CSR Item 9)
Principal Exchange-Traded Funds
December 31, 2024
During the period covered by this report, the following were matters submitted through the solicitation of proxies or otherwise.
Approval to change the sub-classification under the Investment Company Act of 1940, as amended, from “diversified” to “non-diversified” and to change the related fundamental investment restriction on Principal U.S. Mega-Cap ETF.
Shares Voted
For 34,149,902.279
Against 25,083.339
Abstained/Withheld 38,500.893

Remuneration Paid to Directors, Officers and Others (N-CSR Item 10)
Principal Exchange-Traded Funds
December 31, 2024
The Principal Exchange-Traded Funds (the “Funds”) do not pay any remuneration to its officers or to any Board Members who serve as Interested
Board Members. The Board annually considers a proposal to reimburse the Manager for certain expenses, including a portion of the Chief
Compliance Officer’s compensation. If the proposal is adopted, these amounts are allocated across all Funds based on relative net assets of each portfolio. Trustee expenses and Chief Compliance Officer’s compensation are included in the financial statements as a part of the unitary fee structure.

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Exchange-Traded Funds
December 31, 2024
During the period covered by this report, the Board of Trustees of Principal Exchange-Traded Funds (“PETF”) approved (1) a Management
Agreement between Principal Global Investors, LLC (the “Manager”) and the Principal International Equity ETF; and (2) the annual renewal of the Management Agreement and various sub-advisory agreements for all Funds.
Approval of Management Agreement for Principal International Equity ETF
On June 12, 2024, the Board considered for the newly established Principal International Equity ETF (the “Fund”) the approval of a management agreement (the “Management Agreement”) between PETF, on behalf of the Fund, and the Manager.
The Board considered, among other factors, that the Manager serves as the investment advisor to the existing series of PETF, that the Manager has had a long-term relationship with PETF, Principal Funds, Inc., Principal Variable Contracts, Inc. and Principal Real Asset Fund (collectively, the
“Principal Funds”), all of which are also overseen by the Board; and that the Manager has demonstrated a long-term commitment to support the
Principal Funds. The Board concluded that a long-term relationship with a capable and conscientious advisor is in the best interests of the Fund.
The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the
Management Agreement.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2023 annual renewal of the management agreements for the other Principal Funds, the
Board had: (1) reviewed the services provided by the Manager to the other Principal Funds under their respective management agreements;
(2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the management agreements for the other Principal Funds; and (3) considered the compliance program established by the Manager for the
Principal Funds and their respective series, as applicable, the quality of that program and the level of compliance attained by the Principal Funds.
Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.
Investment Performance
Because the Fund is a newly created series, the Board did not review the performance of the Fund as no track record was available.
Fees, Economies of Scale and Profitability
The Board considered the proposed management fee rate for the Fund. The Board noted that the Manager proposed a unitary management fee for the Fund. The Board also received information from the Manager, based upon data supplied by Broadridge Financial Solutions, Inc.
(“Broadridge”), an independent provider of investment company data, comparing the proposed unitary management fee rate for the Fund to the total expense ratios of funds in a peer group selected by Broadridge. The Board noted the Manager’s statement that the Fund’s proposed management fee rate was competitive. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board concluded that, although the proposed management fee schedule for the Fund does not include breakpoints, the management fee schedule is appropriate at currently anticipated asset levels.
In addition, in evaluating the proposed management fee, the Board considered the Manager’s statement regarding the forecasted time and asset thresholds for the Fund to achieve scale and break even based on the Manager’s sales projections. On the basis of the information provided, the
Board concluded that the proposed management fee rate was reasonable.
Other Benefits
The Board also considered the character and amount of other incidental benefits to be received by the Manager. The Board noted the Manager’s statement that it intends to use Fund commissions to buy Section 28(e)-eligible products and services consistent with its use of commissions for the other equity portfolios it currently manages, as well as the Manager’s statement that there would be no known fall-out benefits to the Manager in connection with its management of the Fund outside the use of soft dollars. The Board concluded that, on the basis of the information provided, the incidental benefits to be received by the Manager were appropriate.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Management Agreement, including the fee rate payable thereunder, are fair and reasonable and that approval of the Management Agreement is in the best interests of the
Fund.

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Exchange-Traded Funds
December 31, 2024
Annual Review and Renewal of Management Agreement and Sub-Advisory Agreements
At its September 11, 2024 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the
Sub-Advisory Agreement for all Funds.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PETF, as defined in the 1940 Act , annually to review and to consider the continuation of: (1) the Management Agreement between the Manager and PETF, on behalf of each of the eleven (11) series of PETF (each series is referred to as a “Fund”); and (2) the Sub-Advisory Agreement between the Manager and each of
Principal Real Estate Investors, LLC (“Principal-REI”) and Spectrum Asset Management Inc. (“Spectrum”) (collectively, the “Sub-Advisors”).
The Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, investment advisory fees, total expenses, profitability from the Advisory Agreements to the
Manager and information about economies of scale and fall out benefits. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements. The Board reviewed the materials provided and, with the assistance of independent legal counsel, concluded that they were provided information reasonably necessary to evaluate the Advisory
Agreements.
Management Agreement
With respect to the Management Agreement for each Fund, the Board considered, among other factors, that the Manager and its affiliates have demonstrated a long-term commitment to support the Funds. In addition, the Board considered the following factors, and made certain findings and conclusions with respect thereto, for each of the Funds. The Board concluded that a relationship with a capable and conscientious adviser is in the best interests of each Fund.
Nature, Extent and Quality of Services
The Board considered the nature, quality and extent of the services provided under the Management Agreement, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager. The
Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered that for certain Funds, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the Sub-Advisors.
The Board noted that the Manager’s process for the selection of sub-advisors emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under the Management Agreement was satisfactory.
Investment Performance
The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-
year period ended March 31, 2024 and the blended investment return (50%/50%) of the three and five-year periods ended March 31, 2024, and compared those returns to various agreed-upon performance measures including peer-group data based upon a broad-based industry category determined using Morningstar Direct data (“Performance Universe”).
For Funds or Sub-Advisors that did not have a five-year performance history, the Board reviewed performance information for a three-year period ended March 31, 2024, if available. For Funds or Sub-Advisors that did not have a three-year performance history, the Board reviewed performance information for a one-year period ended March 31, 2024, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2024, as available, to one or more relevant benchmark indices.
The Board noted that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered.
The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies.
For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were certain
Funds, and certain Sub-Advisors or affiliated portfolio management teams for multi-manager Funds, that had not attained, during the relevant

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Exchange-Traded Funds
December 31, 2024
period(s), a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund, Sub-Advisor or portfolio management team, remedial efforts being undertaken to improve performance and/or the Manager’s explanation for the performance of such Fund, Sub-Advisor or portfolio management team.
The Board considered the Manager’s due diligence process for evaluating the performance of all Funds, all Sub-Advisors and all affiliated portfolio management teams, for which they receive regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Sub-Advisors or affiliated portfolio management teams at the appropriate time, if necessary, subject to Board oversight.
Fees and Expenses
The Board considered each Fund’s effective unitary management fee rate. For each Fund, the Board received certain information from Broadridge including comparing the contractual and effective unitary management fee rates and total expense ratio for the Fund’s commons shares to investment advisory fee rates and expense ratios of funds in an appropriate Expense Group and Expense Universe provided by Broadridge.
In evaluating the contractual and effective management fee rates, the Board considered a variety of factors, including the contractual and effective fee rates, breakpoints, comparisons to fee rates of peer group funds and other funds and non-fund accounts managed by the Manager, sub-
advisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, indirect benefits, and expense caps and fee waivers.
The Board considered the impact of changes in sub-advisory fee rates put into effect since September 2023. The Board considered that certain
Funds with similar investment strategies and policies have different management fee schedules and noted the reasons cited by the Manager for the differing fee rates. In reviewing the fee rates of other accounts managed by the Manager, the Board considered information provided by the
Manager regarding differences between the services provided to and the risks involved in sponsoring the Funds and the services provided to and the risks involved in sponsoring such other accounts. For most Funds, effective net management fee rates were within the third quartile or better when compared to the applicable Expense Group. For some Funds, although effective net management fee rates were higher than the third quartile, total net expense ratios were within the third quartile or better. Discussion is set forth below regarding specific factors relevant to the
Board’s review of certain other Funds.
Considering all factors they deemed relevant, the Board concluded that the management fee payable by each Fund was reasonable in light of the nature, quality and extent of the services provided by the Manager and other relevant factors.
Profitability
The Board reviewed detailed information regarding revenues the Manager received under the Management Agreements and the estimated direct and indirect costs incurred in providing to each Fund the services described in the applicable Management Agreements for the year ended December 31, 2023. The Board also considered the returns on revenue generated in connection with the payment of sub-advisory fees to affiliated Sub-Advisors (Principal Real Estate Investors LLC and Spectrum Asset Management, Inc.) and the aggregated return on revenue to the Manager and its affiliates for the year ended December 31, 2023. The Board noted that the Manager compensates each Sub-Advisor from its own management fee and considered the pro forma impact on the Manager’s returns on revenue from the reductions of certain Funds’ effective management fee rates described above and the reductions of certain Funds’ effective sub-advisory fee rates described below. The Board concluded that, for each Fund, the profitability to the Manager of the Management Agreement was not unreasonable.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board determined that no breakpoints were necessary at this time for the unitary management fee schedules of the
Funds due to, among other factors, their current asset levels and taking into account historical levels of profitability to the Manager.
Other Benefits to Manager
The Board also considered the character and amount of other indirect benefits received by the Manager and its affiliates from their relationships with the Funds. The Board noted that the Manager uses Fund commissions to buy Section 28(e)-eligible products and services. The Board concluded that, on the basis of the information provided, the indirect benefits received by the Manager and its affiliates were appropriate.
Special Circumstances

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Exchange-Traded Funds
December 31, 2024
For certain Funds, in reaching the conclusion that the Management Agreement should be renewed, the Board included within their considerations certain other actions taken by the Board.
Sub-Advisory Agreements
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The Board also considered the Sub-Advisors’ compliance with investment policies and general legal compliance.
Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Sub-Advisors to the sub-
advised Funds under the Sub-Advisory Agreements were satisfactory
.
Investment Performance
As to each sub-advised Fund, the Manager recommended the renewal of each Sub-Advisory Agreement. Based upon all relevant factors, the
Board concluded that each Sub-Advisor is qualified and that either: (1) the investment performance of the Sub-Advisor met acceptable levels of investment performance; or (2) although the Fund experienced underperformance from the applicable Sub-Advisor, based upon that Fund’s particular circumstances or in light of remedial efforts being undertaken to improve performance, as applicable, it was in the best interests of the
Fund to continue to closely monitor performance and to renew the Sub-Advisory Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.
Fees, Economies of Scale and Profitability
For each sub-advised Fund, the Board considered the sub-advisory fee rate(s), noting that the Manager compensates each Sub-Advisor from its own management fee, so that shareholders pay only the management fee. For each sub-advised Fund, other than as noted below, the Board received certain information from Broadridge comparing each such Fund’s sub-advisory fee rate(s) at current asset levels and at theoretical asset levels to sub-advisory fee rates of sub-advised funds in the Broadridge classification.
The Board considered whether there are economies of scale with respect to the sub-advisory services provided to each sub-advised Fund and, if so, whether the sub-advisory fees reflect such economies of scale through breakpoints in fee schedules or whether the sub-advisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the sub-advisory fee rates and the factor of profitability, the Board considered the profitability of the affiliated Sub-Advisors, taking into account the changes in the sub-advisory fee schedules noted above, as applicable, in conjunction with their review of the profitability of the Manager.
Other Benefits to Sub-Advisors
The Board also considered the character and amount of other indirect benefits received by each Sub-Advisor when evaluating the sub-advisory fees. The Board considered as a part of this analysis each Sub-Advisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that the indirect benefits received by each Sub-Advisor were appropriate.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Principal Financial Group
®
, Des Moines, Iowa 50392-0001, www.PrincipalAM.com
ALPS Distributors, Inc. is the distributor of the Principal ETFs. ALPS Distributors, Inc. and the Principal
Funds are not affiliated.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2024 Principal Financial Group Services, Inc. | ETF4SAR-09 | 12/2024 | 3247629

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no changes or disagreements with Accountants. Changes in and disagreements with Accountants would be included as part of the Financial Statements filed under Item 7 of this form.

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT COMPANIES

Proxy Disclosures are included as part of the Financial Statements filed under Item 7 of this form.

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Remuneration paid to Directors, Officers, and Others of Open-End Management Investment Companies is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Statement Regarding Basis for Approval of Investment Advisory Contracts is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 12 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 16 – CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

(a) Not applicable.

(b) Not applicable.

ITEM 19 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Exchange-Traded Funds

By	/s/ Kamal Bhatia
Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	2/13/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia
Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	2/13/2025

By	/s/ Michael Scholten
Michael Scholten, Chief Financial Officer (Principal Financial Officer)

Date	2/13/2025